Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.02%, 04/15/34
(a) (b)
.......... USD 15,000 $ 15,039,000
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.28%, 02/15/37
(a) (c)
.......... EUR 490 535,831
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 5.13%, 01/25/35
(a)
...... USD 136 138,777
AGL CLO 13 Ltd., Series 2021-13A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 6.53%, 10/20/34
(a) (b)
.......... 1,000 1,000,301
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.07%, 01/15/33
(a) (b)
.......... 2,000 2,005,724
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.62%, 04/20/37
(a) (b)
.......... 1,000 1,004,932
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.35%, 10/21/36
(a) (b)
.......... 7,000 7,030,077
AIMCO CLO, Series 2015-AA, Class CR3,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.45%, 10/17/34
(a) (b)
.......... 3,000 2,977,966
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.99%, 07/17/37 ................ 9,250 9,250,019
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.55%, 07/17/37 ................ 1,000 1,003,527
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.35%, 01/17/32
(a) (b)
......... 10,000 10,031,762
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 6.86%, 10/17/34
(a) (b)
.......... 1,500 1,503,555
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 6.41%, 01/17/31
(a) (b)
.......... 1,000 1,000,709
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.75%, 11/02/30
(a) (b)
.......... 399 398,992
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 ..................... 1,900 1,847,757
Series 2019-SFR1, Class H, 6.04%,
01/19/39 ..................... 2,417 2,379,718
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,121,863
Series 2020-SFR1, Class F, 3.57%, 04/17/37 19,850 19,610,909
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,420,190
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ..................... 2,000 1,978,566
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 9,204,011
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 3,441 3,388,027
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,198,762
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo. CME Term
SOFR at 2.40% Floor + 2.40%), 7.03%,
07/22/37
(a) (b)
..................... 700 703,991
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.08%, 07/20/34
(a) (b)
USD 7,000 $ 7,003,202
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 6.07%, 04/15/34
(a) (b)
1,000 1,000,717
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.08%, 01/20/35 ................ 1,300 1,301,728
Series 2021-20A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.68%,
01/20/35 ..................... 1,500 1,502,365
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.97%, 04/20/35
(a) (b)
5,000 5,001,159
Apidos CLO XL Ltd., Series 2022-40A, Class
AR, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 6.01%, 07/15/37
(a) (b)
......... 10,000 10,019,841
Apidos CLO XV, Series 2013-15A, Class CRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.73%, 04/20/31
(a) (b)
.......... 3,000 3,001,321
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 6.86%, 07/16/31
(a) (b)
.......... 1,750 1,753,930
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.81%),
6.44%, 07/25/30 ................ 1,000 1,000,782
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.79%,
07/25/30 ..................... 1,000 1,000,619
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.05%, 10/24/34
(a) (b)
......... 1,300 1,300,114
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.03%, 01/20/35
(a) (b)
..... 14,000 14,001,467
Apidos CLO XXXIX Ltd., Series 2022-39A,
Class C, (3-mo. CME Term SOFR at 2.25%
Floor + 2.25%), 6.87%, 04/21/35
(a) (b)
..... 1,000 1,002,578
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.90%,
04/25/35 ..................... 2,000 2,001,794
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.38%,
04/25/35 ..................... 1,500 1,504,593
Arbour CLO DAC, (3-mo. EURIBOR at 0.00%
Floor + 3.80%), 7.58%, 05/15/38
(a) (c)
..... EUR 500 549,656
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.37%, 11/15/37
(a) (c)
................ 920 1,000,478
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.52%, 01/15/32
(a) (b)
.......... USD 6,000 6,013,304
Ares LVIII CLO Ltd., Series 2020-58A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 6.51%, 01/15/35
(a) (b)
......... 1,000 1,000,146
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.68%, 07/20/30
(a) (b)
.......... 1,000 1,000,307
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.32%, 07/15/30
(a) (b)
..... 1,500 1,502,054

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.22%, 07/15/36
(a) (c)
................ EUR 410 $ 456,904
Arini European CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 4.20% Floor + 4.20%),
7.38%, 04/15/38
(a) (c)
................ 500 548,670
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 0.00%, 01/15/38
(a) (c)
.......... 1,330 1,446,708
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 6.89%, 11/27/31
(a) (b)
USD 5,500 5,509,605
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 5.98%, 07/26/31
(a) (b)
1,025 1,026,073
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.08%, 10/24/31
(a) (b)
1,004 1,003,956
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.46%, 06/23/34
(a) (c)
................ EUR 250 271,244
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.31%, 04/15/31
(a) (c)
................ 670 728,878
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.06%,
07/24/34 ..................... USD 6,750 6,768,900
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.99%,
01/22/35 ..................... 2,250 2,253,364
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.48%,
04/18/35 ..................... 5,000 4,988,103
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.83%,
04/18/35 ..................... 7,000 7,003,534
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
6.68%, 07/20/37 ................ 5,000 5,014,694
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
7.00%, 07/20/37 ................ 1,000 1,004,575
Ballyrock CLO 15 Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.97%, 04/15/34
(a) (b)
.......... 1,500 1,502,863
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.20%, 04/15/37 ................ 5,000 5,013,728
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 7.01%,
04/15/37 ..................... 1,000 1,007,385
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.21%, 10/25/37
(a) (b)
..... 10,100 10,104,852
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
6.53%, 02/20/36 ................ 3,000 3,007,141
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.83%,
10/20/31 ..................... 4,500 4,507,785
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.79%, 10/22/32
(a) (b)
.......... USD 3,250 $ 3,255,205
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.95%, 01/25/35
(a) (b)
..... 2,000 1,998,238
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.92%, 04/15/34
(a) (b)
.......... 3,000 2,993,039
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.00%, 12/19/32
(a) (b)
......... 5,000 5,004,973
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.55%, 01/25/35 ................ 289 293,388
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.19%, 09/25/36 ................ 344 343,430
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.13%, 03/25/37 ................ 1,790 1,665,222
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.13%, 03/25/37 ................ 1,475 1,394,333
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
4.99%, 04/25/37 ................ 3,529 3,327,484
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.33%,
04/25/34
(a)
...................... 1,327 1,312,421
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.98%,
01/20/31
(a) (b)
..................... 660 661,672
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 5.84%,
01/15/33
(a) (b)
..................... 17,000 17,027,909
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.05%,
07/15/37
(a) (b)
..................... 2,200 2,201,739
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.05%,
10/20/34
(a) (b)
..................... 2,000 2,000,454
Benefit Street Partners CLO XXVIII Ltd., Series
2022-28A, Class B1, (3-mo. CME Term
SOFR at 2.85% Floor + 2.85%), 7.47%,
10/20/35
(a) (b)
..................... 1,750 1,759,162
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.68%,
01/19/35 ..................... 7,500 7,527,641
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.13%,
01/19/35 ..................... 5,000 5,010,170
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.24%,
10/22/37 ..................... 15,000 15,001,674
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.54%,
10/22/37 ..................... 2,000 2,000,500

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.44%), 6.07%, 10/22/30
(a) (b)
..... USD 189 $ 188,964
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.23% Floor + 1.49%),
6.11%, 07/20/34 ................ 11,000 11,022,854
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.63%,
07/20/34 ..................... 5,000 5,017,536
Bridge Street CLO IV Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.22%, 04/20/37
(a) (b)
..... 1,000 1,003,511
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
7.43%, 01/15/34
(a) (c)
................ EUR 750 818,931
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at
1.57% Floor + 1.57%), 6.90%, 05/15/37
(a) (b)
USD 3,000 3,018,700
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
6.54%, 07/18/34 ................ 9,000 8,993,215
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
6.89%, 07/18/34 ................ 2,500 2,504,710
Cairn CLO XVI DAC, Series 2023-16X, Class D,
(3-mo. EURIBOR at 5.20% Floor + 5.20%),
8.38%, 01/15/37
(a) (c)
................ EUR 215 239,729
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
6.82%, 07/15/31 ................ USD 1,500 1,502,209
Series 2016-2A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%), 6.67%,
10/15/31 ..................... 1,250 1,249,987
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
6.92%, 07/15/30 ................ 5,000 5,005,749
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.85%,
04/15/35 ..................... 2,000 2,002,262
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 6.82%,
07/15/31 ..................... 1,000 1,003,432
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
6.97%, 07/15/34 ................ 1,000 1,001,914
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.31%, 10/25/37
(a) (c)
................ EUR 1,090 1,185,648
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.70%, 04/30/31
(a) (b)
.......... USD 1,000 1,000,515
Carlyle US CLO Ltd., Series 2019-3A, Class
A2RR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 6.67%, 04/20/37
(a) (b)
..... 5,000 5,020,546
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.10%, 04/25/36
(a)
. 2,876 2,614,220
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 6.83%, 07/20/32
(a) (b)
.......... 7,000 7,008,061
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO IV Ltd., Series 2021-1A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.63%, 07/20/34
(a) (b)
.......... USD 6,500 $ 6,517,760
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 7.12%, 10/15/34
(a) (b)
.......... 2,000 2,003,080
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.51%), 6.13%,
07/20/30 ..................... 230 230,283
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 6.31%,
01/20/34 ..................... 4,000 4,001,271
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 6.54%, 07/23/34
(a) (b)
5,000 4,994,800
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 6.01%, 07/17/31
(a) (b)
1,285 1,284,933
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 6.38%, 07/15/32
(a) (c)
......... EUR 200 218,157
CIFC Funding 2019-VI Ltd., Series 2019-6A,
Class BR, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 6.45%, 07/16/37
(a) (b)
..... USD 10,000 10,028,806
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.53%, 10/20/34
(a) (b)
..... 2,000 2,001,416
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 6.73%, 07/25/37
(a) (b)
..... 9,500 9,564,621
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.18%, 04/27/31 ................ 1,700 1,701,540
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.61%),
7.24%, 10/22/31 ................ 1,000 1,002,888
Series 2014-4RA, Class A1AR, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.08%, 01/17/35 ................ 6,000 6,001,266
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.79%, 01/22/31 ................ 1,000 1,000,596
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
6.58%, 10/21/31 ................ 7,000 6,999,485
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 6.29%,
04/18/31 ..................... 1,000 1,001,996
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.06%,
10/17/31 ..................... 2,425 2,428,848
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.01%,
10/17/31 ..................... 2,000 2,002,142
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.06%, 01/15/35 ................ 16,500 16,513,754
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.67%, 01/15/35 ................ 2,200 2,205,724
Series 2020-4A, Class A, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 6.24%,
01/15/34 ..................... 2,500 2,501,233

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.06%,
10/15/34 ..................... USD 600 $ 600,447
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.47%,
07/21/37 ..................... 5,000 5,031,032
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 5.32%,
08/25/36
(a)
...................... 2,900 2,556,999
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.46%), 6.08%,
10/20/30 ..................... 595 596,040
Series 2015-1A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.86%), 6.48%,
10/20/30 ..................... 3,000 3,003,751
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.15%, 04/20/37 ................ 5,300 5,311,982
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.57%, 04/20/37 ................ 3,000 3,006,696
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.07%, 04/20/37 ................ 2,500 2,514,592
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.99%,
04/22/34 ..................... 3,000 3,000,641
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.63%,
07/20/34 ..................... 14,000 14,027,539
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.88%,
07/20/34 ..................... 5,000 5,007,900
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.64%,
01/25/35 ..................... 5,000 5,014,922
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.94%,
01/25/35 ..................... 3,000 3,006,451
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.99%, 10/25/33
(a) (b)
.......... 7,300 7,310,235
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 154 160,953
Series 1997-7, Class M1, 7.03%, 07/15/28 . 1,097 1,079,621
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.09%, 05/14/32
(a) (c)
................ EUR 200 219,906
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
0.00%, 11/20/38
(a) (c)
................ 680 739,670
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.19%, 07/25/37
(a) (b)
................ USD 1,154 751,516
Cumulus Static CLO DAC, Series 2024-1X,
Class D, (3-mo. EURIBOR at 3.70% Floor +
3.70%), 7.53%, 11/15/33
(a) (c)
.......... EUR 166 182,213
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.63%, 12/15/34
(a) (c)
..... 200 218,409
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 9.76%, 04/15/35
(a) (c)
..... EUR 400 $ 442,520
CVC Cordatus Loan Fund XXX DAC, Series
30X, Class D, (3-mo. EURIBOR at 4.00%
Floor + 4.00%), 7.87%, 05/15/37
(a) (c)
..... 500 550,009
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 6.27%, 04/15/37
(a) (b)
..... USD 5,000 5,018,244
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.94%, 07/18/30
(a) (b)
..... 2,000 2,006,885
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.97%, 04/15/28
(a) (b)
..... 5,250 5,262,676
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.07%, 01/15/34 ................ 3,500 3,507,670
Series 2019-1A, Class AR2, (3-mo. CME
Term SOFR at 1.51% Floor + 1.51%),
6.17%, 07/15/37 ................ 2,500 2,505,373
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.94%, 10/25/30
(a) (b)
.......... 3,000 3,005,899
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 6.14%, 04/20/37
(a) (b)
..... 2,500 2,508,713
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class BR, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.53%,
04/20/34 ..................... 2,000 2,002,124
Series 2019-2A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
0.00%, 10/20/37 ................ 2,000 1,996,248
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.78%, 07/20/34
(a) (b)
.......... 1,500 1,503,479
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.89%, 04/20/34
(a) (b)
..... 3,000 3,005,989
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 6.23%, 04/25/37
(a) (b)
.......... 2,500 2,511,641
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.44%, 08/15/36
(a) (c)
..... EUR 238 261,434
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.09%, 10/25/36 ................ USD 2,933 1,897,779
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.17%, 10/25/36 ................ 1,720 1,126,178
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.00%, 12/25/36 ................ 2,015 1,692,610
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
5.41%, 01/25/36 ................ 3,661 3,559,918
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ..................... 6,000 5,821,912
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ..................... 6,382 6,104,993

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 28 Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 6.59%,
07/15/36 ..................... USD 7,000 $ 7,023,867
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.92%,
07/15/36 ..................... 2,000 2,006,111
Flatiron CLO LLC, Series 2023-1A, Class A,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.45%, 04/17/36
(a) (b)
.......... 4,000 4,016,794
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,706,583
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.70%, 10/19/39
(a) (b)
.......... 4,500 4,515,412
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.10%, 04/15/37
(a) (b)
......... 750 754,331
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 0.26% Floor +
1.28%), 6.38%, 05/16/31
(a) (b)
.......... 1,445 1,448,276
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.86%, 07/20/37
(a) (b)
.......... 4,000 4,001,546
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 6.04%, 10/22/37
(a) (b)
.......... 7,065 7,091,494
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.37%, 07/20/37
(a) (b)
.......... 2,750 2,746,896
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.63%, 07/22/37
(a) (b)
.......... 1,500 1,501,703
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.25%, 04/22/37
(a) (b)
.......... 3,000 3,018,969
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.63%,
10/20/34 ..................... 8,500 8,517,055
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.13%,
10/20/34 ..................... 3,000 3,008,440
Generate CLO Ltd., Series 2024-17A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 6.53%, 10/22/37
(a) (b)
.......... 10,000 10,013,632
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%), 6.68%,
04/20/34
(a) (b)
..................... 9,500 9,519,455
GoldenTree Loan Management US CLO 11
Ltd., Series 2021-11A, Class C, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%), 6.83%,
10/20/34
(a) (b)
..................... 3,000 3,005,249
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%), 6.18%,
04/20/30
(a) (b)
..................... 2,000 2,001,492
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%), 6.90%,
04/24/31
(a) (b)
..................... 1,000 1,000,884
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.42%,
04/20/35
(a) (b)
..................... 800 801,027
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.20%,
01/20/34
(a) (b)
..................... USD 2,500 $ 2,503,855
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.62%,
04/20/37
(a) (b)
..................... 2,000 2,009,229
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.68%,
07/20/34
(a) (b)
..................... 5,915 5,940,543
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.07%,
01/25/35
(a) (b)
..................... 1,000 1,002,632
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.68%,
07/25/37
(a) (b)
..................... 2,000 2,001,519
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.11%, 10/25/37 ................ 11,980 11,990,713
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 6.41%,
10/25/37 ..................... 3,000 3,004,500
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 6.90%, 12/15/34 ... GBP 100 110,963
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 7.18%,
03/15/36
(c)
.................... 100 100,943
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 3,810 2,410,391
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 7.34%, 04/15/33
(a) (b)
......... 3,000 3,000,000
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.55%, 12/25/35
(a)
............... 1,025 452,492
Series 2006-4, Class 1A1, 4.13%, 03/25/36
(a)
2,435 1,630,072
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 5.21%,
03/25/36
(a)
.................... 3,317 974,850
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
.................... 3,200 768,346
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
4.99%, 11/25/36 ................ 6,213 2,936,022
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.33%, 08/25/36 ................ 1,297 1,040,557
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 6.98%, 07/28/31
(a) (b)
..... 1,000 1,003,467
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.03%, 04/20/34
(a) (b)
.......... 1,750 1,754,054
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.65%, 01/30/35
(a) (b)
.......... 3,500 3,508,085

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.07%, 10/20/34
(a) (b)
......... USD 1,000 $ 1,000,618
Halseypoint CLO 7 Ltd., Series 2023-7A, Class
A, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.87%, 07/20/36
(a) (b)
.......... 1,600 1,612,800
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.23%, 01/20/33 ................ 11,050 11,056,576
Series 2019-1A, Class B1, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.08%,
01/20/33 ..................... 2,500 2,504,062
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a) (c)
................ EUR 418 455,671
Henley CLO X DAC, Series 10X, Class D,
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.49%, 07/20/37
(a) (c)
................ 242 266,514
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
0.00%, 01/15/38
(a) (c)
................ 680 739,670
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.42%,
04/20/35 ..................... USD 3,125 3,122,284
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.77%,
04/20/35 ..................... 5,000 5,002,760
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.00%, 01/17/38
(a) (b)
..... 2,568 2,568,345
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 6.05%,
07/25/36
(a)
...................... 2,975 2,619,494
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
0.00%, 01/15/39
(a) (c)
................ EUR 1,140 1,240,035
Juniper Valley Park CLO Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.87%, 07/20/36
(a) (b)
..... USD 2,650 2,656,161
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.99%, 07/18/30
(a) (b)
................ 8,050 8,067,421
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.51%,
10/15/32 ..................... 4,250 4,240,620
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.91%,
10/15/32 ..................... 1,450 1,452,616
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
6.58%, 10/20/34
(a) (b)
................ 3,657 3,655,363
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
6.53%, 07/20/30
(a) (b)
................ 350 350,540
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 7.15%, 12/25/37
(a)
........... 5,276 4,963,567
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.37%,
08/25/45 ..................... 1,443 1,403,284
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.15%,
05/25/36 ..................... USD 20,199 $ 10,642,758
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.15%,
07/25/36 ..................... 5,595 2,149,257
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 5.16%,
08/25/36 ..................... 5,951 3,040,578
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.45%, 01/25/36 ................ 1,281 1,160,244
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 6.57%, 10/15/34
(a) (b)
750 750,535
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class CR, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.88%, 10/18/30
(a) (b)
5,450 5,463,888
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class B, (3-mo. CME Term SOFR at
0.26% Floor + 2.06%), 6.68%, 04/20/30
(a) (b)
1,600 1,603,211
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.46%, 10/15/32 ................ 6,000 5,997,581
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.86%, 10/15/32 ................ 4,750 4,760,764
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 6.57%, 08/15/37
(a) (b)
..... 5,000 5,004,985
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 6.39%, 12/18/30
(a) (b)
..... 1,500 1,501,871
Margay CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor + 6.40%), 9.58%,
07/15/36
(a) (c)
..................... EUR 100 109,781
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.37%,
06/25/36
(a) (b)
..................... USD 1,719 1,572,749
Meacham Park CLO Ltd., Series 2024-1A,
Class B, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.39%, 10/20/37
(a) (b)
..... 4,000 4,007,045
MidOcean Credit CLO XIV Ltd., Series 2024-
14A, Class A1, (3-mo. CME Term SOFR at
1.58% Floor + 1.58%), 6.24%, 04/15/37
(a) (b)
10,000 10,030,945
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 6.43%, 10/20/30
(a) (b)
.......... 5,862 5,863,939
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
.. 579 119,951
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.42%,
04/20/33
(a) (b)
..................... 1,700 1,701,140
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.66%,
04/16/33
(a) (b)
..................... 1,000 1,000,153
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.04%,
07/17/35
(a) (b)
..................... 2,750 2,752,092

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.05%,
10/14/35
(a) (b)
..................... USD 12,250 $ 12,258,927
Neuberger Berman Loan Advisers Euro CLO
6 DAC, Series 2024-6X, Class D, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.49%,
07/15/37
(a) (c)
..................... EUR 293 322,757
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
... USD 5,006 4,425,461
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.98%, 12/21/29
(a) (b)
..... 1,783 1,787,145
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.00%,
10/20/34 ..................... 4,418 4,421,036
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.83%,
10/20/34 ..................... 2,500 2,504,358
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.63%,
10/20/34 ..................... 11,000 11,000,000
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.57%,
07/15/34 ..................... 3,500 3,505,701
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.10%,
01/15/35 ..................... 1,000 1,000,336
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.57%,
04/20/37 ..................... 3,000 3,015,674
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.43%,
10/22/37 ..................... 4,000 3,984,530
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
297 293,277
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,723 1,338,613
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
276 115,749
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
6.93%, 01/26/34 ................ 3,700 3,708,081
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.04%, 04/26/36 ................ 1,000 1,000,309
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.58%, 07/20/31 ................ 1,000 1,002,632
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.79%, 04/10/33 ................ 2,500 2,503,184
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.62%, 07/20/37 ................ 1,000 1,005,525
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.98%, 10/20/34 ................ 7,500 7,516,391
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.58%, 04/18/37 ................ 8,000 8,031,522
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.93%,
12/02/34 ..................... 4,500 4,501,097
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
0.00%, 10/20/37
(e)
............... USD 4,500 $ 4,500,000
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME Term
SOFR at 0.26% Floor + 1.86%), 6.52%,
07/15/30 ..................... 6,000 6,008,761
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
6.72%, 07/15/30 ................ 2,250 2,252,716
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 6.28%,
01/20/30
(a) (b)
..................... 2,000 2,005,195
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.03%,
01/20/35
(a) (b)
..................... 3,000 3,006,978
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.62%, 10/15/33 ................ 8,500 8,499,750
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.07%, 10/15/33 ................ 3,800 3,810,844
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.54%, 11/18/31 ................ 10,067 10,071,268
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.06%, 11/18/31 ................ 1,500 1,501,910
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 7.07%, 04/20/37
(a) (b)
..... 1,000 1,011,704
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.54%, 01/18/36
(a) (b)
..... 2,000 2,003,030
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.97%, 07/20/37
(a) (b)
..... 10,000 10,000,828
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 7.08%, 04/21/34
(a) (b)
..... 1,500 1,504,815
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.02%, 07/02/35
(a) (b)
..... 2,000 2,001,769
OHA Credit Funding 6 Ltd.
(a)(b)
Series 2020-6A, Class B1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
1.00%, 10/20/37 ................ 5,000 5,000,000
Series 2020-6A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.53%,
07/20/34 ..................... 5,000 5,000,000
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.42%, 04/20/37
(a) (b)
1,750 1,755,248
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.58%, 04/23/37 ................ 2,000 2,005,520
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
7.03%, 04/23/37 ................ 2,000 2,021,855

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 6.91%, 07/21/37
(a) (b)
USD 3,000 $ 3,013,902
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.53%, 04/23/37 ................ 1,000 1,006,257
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
6.72%, 07/20/37 ................ 3,265 3,287,014
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.76%, 10/17/31 ................ 2,950 2,951,232
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
6.36%, 01/17/31 ................ 6,650 6,660,942
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
5.98%, 07/20/30 ................ 1,482 1,483,400
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.53%, 11/14/34 ................ 7,000 7,002,061
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.08%, 11/14/34 ................ 7,000 6,999,837
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 7.38%,
11/14/34 ..................... 2,500 2,507,972
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.77%, 11/15/36 ................ 2,000 2,022,965
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 6.58%,
04/20/34 ..................... 7,000 7,007,339
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 6.72%,
07/15/34 ..................... 2,000 2,003,803
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.57%,
01/15/35 ..................... 7,000 7,005,620
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.87%,
01/15/35 ..................... 5,000 5,011,581
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.57%,
10/15/34 ..................... 7,250 7,255,223
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.87%,
10/15/34 ..................... 4,850 4,861,229
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.42%,
04/20/35 ..................... 1,000 1,001,581
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.67%,
04/20/35 ..................... 3,500 3,507,008
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 6.53%,
07/20/37 ..................... 12,500 12,506,400
Palmer Square European CLO DAC
(a)(c)
Series 2022-2X, Class DR, (3-mo. EURIBOR
at 4.00% Floor + 4.00%), 7.18%,
01/15/38 ..................... EUR 373 409,765
Series 2023-1X, Class D, (3-mo. EURIBOR
at 6.20% Floor + 6.20%), 9.38%,
07/15/36 ..................... 276 302,549
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square European Loan Funding DAC
(a)
(c)
Series 2024-2X, Class D, (3-mo. EURIBOR
at 3.15% Floor + 3.15%), 6.50%,
05/15/34 ..................... EUR 490 $ 533,799
Series 2024-3X, Class D, (3-mo. EURIBOR
at 3.05% Floor + 3.05%), 0.00%,
05/15/34 ..................... 680 739,670
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.16%, 08/23/31 ................ USD 2,600 2,603,392
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
6.48%, 10/20/31 ................ 4,700 4,712,075
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.17%,
07/15/34 ..................... 6,000 6,011,529
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.81%, 08/15/38
(a) (c)
................ EUR 459 501,719
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.59%, 10/25/34
(a) (b)
.......... USD 1,600 1,604,451
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.53%, 05/18/34 ................ 2,000 2,002,840
Series 2020-6A, Class BR2, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.06%, 05/18/34 ................ 1,000 1,002,197
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.63%, 07/20/34
(a) (b)
.......... 2,000 2,005,925
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.63%, 10/27/34
(a) (b)
.......... 7,000 7,026,027
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.67%,
10/15/34 ..................... 10,000 10,009,931
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.12%,
10/15/34 ..................... 3,500 3,501,562
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.08%,
10/18/34 ..................... 6,000 6,003,013
Series 2020-4A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.54%,
10/18/34 ..................... 3,000 2,998,886
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 207 192,778
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 5,620 5,023,427
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 9,257,396
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ..................... 2,000 1,985,416
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.38%, 10/15/38
(a) (c)
................ EUR 735 801,643

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.49%, 02/15/35
(a) (c)
................ EUR 500 $ 542,839
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 6.45%, 01/20/37
(a) (b)
.......... USD 1,730 1,745,250
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.60%, 07/24/32
(a) (b)
.......... 3,000 3,003,829
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 6.00%, 04/17/36
(a) (b)
.......... 1,000 1,002,477
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.32%, 01/15/34
(a) (b)
.......... 1,250 1,250,645
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.64%, 04/23/34
(a) (b)
.......... 3,750 3,753,817
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.90%, 10/30/34
(a) (b)
.......... 1,375 1,378,081
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.92%, 01/15/35
(a) (b)
.......... 3,500 3,506,176
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.53%,
01/20/34 ..................... 7,250 7,248,040
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.93%,
01/20/34 ..................... 1,650 1,653,323
Rad CLO 18 Ltd., Series 2023-18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.61%, 04/15/36
(a) (b)
.......... 3,750 3,766,618
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.03%, 04/20/34
(a) (b)
..... 1,000 1,003,053
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.13%, 06/20/34
(a) (b)
..... 750 753,125
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 7.47%, 10/15/33
(a) (b)
..... 500 500,000
Regatta XXIII Funding Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.93%, 01/20/35
(a) (b)
..... 3,000 3,008,280
Regatta XXIV Funding Ltd., Series 2021-5A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.03%, 01/20/35
(a) (b)
..... 5,500 5,503,082
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 6.18%, 04/25/37
(a) (b)
..... 2,500 2,516,856
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.69%, 01/18/34
(a) (b)
.......... 1,000 998,995
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a) (c)
................ EUR 400 436,608
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
6.53%, 04/20/34 ................ USD 3,500 3,494,921
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 6.68%,
10/20/30 ..................... 2,300 2,302,980
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 7.11%,
05/20/31 ..................... USD 1,000 $ 1,001,767
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.04%,
10/20/31 ..................... 2,219 2,220,623
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.68%,
10/20/31 ..................... 1,125 1,125,946
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.08%,
10/20/31 ..................... 700 701,703
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.98%,
07/20/34 ..................... 2,000 2,002,579
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.03%,
10/20/34 ..................... 3,000 3,007,422
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
6.04%, 04/15/36
(a) (b)
................ 1,500 1,503,169
RR 20 Ltd., Series 2022-20A, Class B, (3-mo.
CME Term SOFR at 2.50% Floor + 2.50%),
7.16%, 07/15/37
(a) (b)
................ 1,000 1,003,109
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.21%, 04/15/37
(a) (b)
.......... 7,500 7,519,516
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 6.71%, 04/17/34
(a) (b)
..... 630 629,599
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.58%,
07/21/34 ..................... 9,500 9,513,923
Series 2021-9A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.93%,
07/21/34 ..................... 2,000 2,002,924
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
CR, (3-mo. CME Term SOFR at 2.41% Floor
+ 2.41%), 7.03%, 10/26/34
(a) (b)
......... 5,000 5,010,000
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.29%, 04/15/37
(a) (b)
......... 5,000 5,026,968
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 0.00%, 10/15/37
(a) (b)
......... 2,000 2,000,000
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.66%, 07/21/37
(a) (b)
......... 5,000 5,007,500
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.58%,
07/20/34 ..................... 3,000 3,004,010
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.88%,
07/20/34 ..................... 1,000 1,001,896
Sixth Street CLO XVII Ltd.
(a)(b)
Series 2021-17A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.50%), 6.12%,
01/20/34 ..................... 8,500 8,523,800
Series 2021-17A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 6.43%,
01/20/34 ..................... 7,000 7,010,871
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a) (c)
................ EUR 1,460 1,588,364

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 7.17%, 07/15/34
(a) (b)
..... USD 2,250 $ 2,253,317
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 6.59%, 04/25/34
(a) (b)
..... 3,350 3,340,594
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.53%, 04/25/35
(a) (b)
..... 5,200 5,177,522
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.94%, 07/20/32
(a) (b)
2,000 2,004,792
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.17%, 10/25/36 ................ 4,778 3,242,537
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.08%, 01/25/37
(b)
............... 1,311 748,558
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.27%, 04/20/37 ................ 9,000 9,039,633
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.22%, 04/20/37 ................ 1,000 1,014,183
Series 2024-5A, Class A1, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.04%,
04/20/36 ..................... 10,000 10,005,761
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.87%,
04/20/36 ..................... 2,000 2,011,182
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.83%, 01/23/32
(a) (b)
..... 871 871,937
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.03%, 10/23/34
(a) (b)
..... 2,000 2,002,927
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.11%), 7.21%,
11/18/30 ..................... 1,250 1,252,112
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.62%, 01/29/32 ................ 4,000 4,005,047
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
6.93%, 04/20/34 ................ 3,500 3,503,632
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 6.78%,
03/18/34 ..................... 1,000 1,001,000
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.99%,
07/25/34 ..................... 2,500 2,503,921
Texas Debt Capital Euro CLO DAC, Series
2024-1X, Class D, (3-mo. EURIBOR at
3.60% Floor + 3.60%), 7.30%, 07/16/38
(a) (c)
EUR 500 545,331
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.04%, 01/15/34 ................ USD 2,000 2,004,884
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
6.42%, 01/15/34 ................ 2,000 2,001,436
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.82%, 01/15/34 ................ USD 1,650 $ 1,653,598
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.07%, 04/15/33
(a) (b)
.......... 6,500 6,530,230
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 6.16%, 04/25/37
(a) (b)
.......... 8,545 8,564,730
TICP CLO XII Ltd., Series 2018-12A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.02%, 07/15/34
(a) (b)
.......... 13,450 13,477,659
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.08%, 10/20/32
(a) (b)
......... 3,250 3,258,024
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.62%, 10/20/38
(a) (c)
................ EUR 870 950,583
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... USD 7,000 6,778,181
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 914,816
Tricon Residential Trust, Series 2022-SFR2,
Class E, 7.51%, 07/17/40
(b)
........... 10,000 10,120,234
Trimaran CAVU Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 6.78%,
07/20/32 ..................... 1,550 1,548,273
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.05%,
07/23/37 ..................... 7,000 7,022,747
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.43%,
07/23/37 ..................... 1,000 1,000,525
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.64%,
10/25/34 ..................... 1,500 1,504,071
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor
+ 1.49%), 6.80%, 07/23/37
(a) (b)
......... 2,000 2,004,183
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c) (d)
................ GBP 598 796,910
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
6.79%, 04/18/31 ................ USD 1,000 1,000,574
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.35%),
7.01%, 07/14/31 ................ 500 500,505
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.59%,
07/20/37 ..................... 13,500 13,512,637
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.94%,
07/20/37 ..................... 1,000 999,484
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.36%, 10/25/36
(a)
.......... 11,092 8,282,301
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.59%,
07/18/37
(a) (b)
..................... 5,000 5,007,555

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.38%, 07/24/36 ................ USD 10,265 $ 10,266,673
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.63%, 07/24/36 ................ 2,000 2,002,780
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.77%,
04/20/36 ..................... 1,500 1,507,320
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.22%,
04/20/36 ..................... 2,000 2,019,427
Total Asset-Backed Securities — 13 .3%
(Cost: $ 1,448,171,531 ) ............................ 1,440,539,017
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE ......................... 73,577 11,223,526
BAE Systems plc .................... 1,062,626 17,126,672
Boeing Co. (The)
(f)
................... 33,665 5,026,521
General Electric Co. .................. 150,321 25,822,142
L3Harris Technologies, Inc. ............. 56,481 13,977,353
RTX Corp. ........................ 55,112 6,668,001
79,844,215
Air Freight & Logistics — 0.0%
DSV A/S .......................... 16,949 3,710,228
Automobile Components — 0.1%
Aptiv plc
(f)
......................... 141,189 8,023,771
Lear Corp. ........................ 12,520 1,198,915
9,222,686
Automobiles — 0.1%
General Motors Co. .................. 154,227 7,828,562
Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA ....... 1,885,100 18,765,564
Bank Rakyat Indonesia Persero Tbk. PT .... 44,581,700 13,590,915
CaixaBank SA ...................... 597,964 3,643,851
Citigroup, Inc. ...................... 256,224 16,441,894
Citizens Financial Group, Inc. ........... 591,164 24,899,828
First Citizens BancShares, Inc. , Class A ..... 8,472 16,413,229
HSBC Holdings plc .................. 404,657 3,713,951
KBC Group NV ..................... 62,212 4,531,598
M&T Bank Corp. .................... 97,491 18,979,548
Nordea Bank Abp ................... 312,586 3,657,793
Sberbank of Russia PJSC
(e) (f)
............ 877,548 90
UniCredit SpA ...................... 129,016 5,707,566
Wells Fargo & Co. ................... 417,068 27,076,055
157,421,882
Beverages — 0.6%
Coca-Cola Co. (The) ................. 439,753 28,720,268
Constellation Brands, Inc. , Class A ........ 19,934 4,631,466
Diageo plc ........................ 757,534 23,393,997
Pernod Ricard SA ................... 40,458 5,047,891
61,793,622
Biotechnology — 0.3%
AbbVie, Inc. ....................... 158,676 32,349,276
Security
Shares
Shares Value
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. , ADR ......... 52,694 $ 5,162,958
Amazon.com, Inc.
(f)
.................. 42,507 7,923,305
PDD Holdings, Inc. , ADR
(f)
.............. 68,897 8,308,289
21,394,552
Building Products — 0.4%
Allegion plc ........................ 191,530 26,743,334
Assa Abloy AB , Class B ............... 112,953 3,537,998
Carrier Global Corp. .................. 9,713 706,329
Cie de Saint-Gobain SA ............... 58,342 5,290,741
Johnson Controls International plc ........ 88,693 6,700,756
42,979,158
Capital Markets — 0.8%
Charles Schwab Corp. (The) ............ 260,328 18,439,032
CVC Capital Partners plc
(b) (c) (f)
........... 67,689 1,420,298
Intercontinental Exchange, Inc. .......... 157,190 24,501,205
London Stock Exchange Group plc ........ 33,781 4,578,538
Moody's Corp. ...................... 41,113 18,666,947
MSCI, Inc. ........................ 8,698 4,968,298
Partners Group Holding AG ............. 3,261 4,486,578
State Street Corp. ................... 56,409 5,234,755
82,295,651
Chemicals — 0.5%
Air Liquide SA ...................... 134,913 24,190,090
Air Products & Chemicals, Inc. ........... 20,456 6,352,202
Albemarle Corp. .................... 29,018 2,748,875
Ecolab, Inc. ....................... 1,838 451,652
International Flavors & Fragrances, Inc. ..... 54,754 5,444,190
Linde plc ......................... 606 276,427
Linde plc ......................... 6,867 3,140,219
Novonesis (Novozymes) B , Class B ....... 39,960 2,511,156
Sherwin-Williams Co. (The) ............. 13,760 4,936,675
50,051,486
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 21,302 4,384,165
Republic Services, Inc. ................ 59,977 11,875,446
Waste Management, Inc. ............... 11,905 2,569,694
18,829,305
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 237,045 12,982,955
Construction & Engineering — 0.1%
EMCOR Group, Inc. .................. 911 406,370
Ferrovial SE ....................... 115,237 4,624,787
MasTec, Inc.
(f)
...................... 1,928 236,932
McDermott International Ltd.
(f)
........... 165,884 33,177
Quanta Services, Inc. ................. 1,908 575,510
Vinci SA .......................... 44,979 5,038,580
10,915,356
Construction Materials — 0.0%
CRH plc .......................... 37,669 3,591,094
Consumer Finance — 0.1%
Capital One Financial Corp. ............. 34,319 5,586,790
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. ............... 7,661 6,697,093
Dollar General Corp. ................. 52,980 4,240,519
Dollar Tree, Inc.
(f)
.................... 66,842 4,320,667
Walmart, Inc. ....................... 81,064 6,643,195
21,901,474

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 0.2%
Amcor plc ......................... 428,883 $ 4,773,468
Avery Dennison Corp. ................. 22,080 4,571,222
Ball Corp. ......................... 50,514 2,992,955
Sealed Air Corp. .................... 268,412 9,711,146
22,048,791
Distributors — 0.0%
LKQ Corp. ........................ 62,809 2,310,743
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............. 721,920 1,265,709
Essential Properties Realty Trust, Inc. ...... 78,172 2,477,271
LondonMetric Property plc .............. 2,298,141 5,744,654
Merlin Properties Socimi SA ............ 329,547 3,677,185
13,164,819
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA
(b) (c)
................ 259,623 9,534,854
Deutsche Telekom AG (Registered) ....... 155,668 4,706,392
Koninklijke KPN NV .................. 4,699,145 18,365,601
TELUS Corp. ...................... 1,201,704 18,996,305
Verizon Communications, Inc. ........... 102,696 4,326,583
55,929,735
Electric Utilities — 1.3%
American Electric Power Co., Inc. ......... 114,725 11,329,094
CK Infrastructure Holdings Ltd. ........... 424,500 3,003,925
CLP Holdings Ltd. ................... 104,000 883,439
Duke Energy Corp. .................. 123,194 14,200,572
Edison International .................. 26,243 2,162,423
Enel SpA ......................... 891,612 6,762,054
Entergy Corp. ...................... 68,500 10,602,430
Evergy, Inc. ........................ 114,062 6,893,907
Exelon Corp. ....................... 375,819 14,769,687
FirstEnergy Corp. ................... 193,984 8,114,351
Fortis, Inc. ........................ 115,360 4,990,220
Kansai Electric Power Co., Inc. (The) ...... 187,800 3,011,764
Kyushu Electric Power Co., Inc. .......... 191,200 2,141,209
NextEra Energy, Inc. ................. 180,442 14,300,028
PG&E Corp. ....................... 806,337 16,304,134
Pinnacle West Capital Corp. ............ 3,478 305,403
PPL Corp. ........................ 178,969 5,827,231
Southern Co. (The) .................. 69,978 6,370,097
Xcel Energy, Inc. .................... 100,499 6,714,338
138,686,306
Electrical Equipment — 0.6%
AMETEK, Inc. ...................... 114,114 20,921,661
Eaton Corp. plc ..................... 3,627 1,202,641
Emerson Electric Co. ................. 6,742 729,956
GE Vernova, Inc.
(f)
................... 2,931 884,165
Generac Holdings, Inc.
(f)
............... 1,447 239,551
Hubbell, Inc. ....................... 65,583 28,005,908
nVent Electric plc .................... 4,139 308,645
Schneider Electric SE ................. 18,387 4,763,129
Sensata Technologies Holding plc ......... 136,693 4,694,038
Vertiv Holdings Co. , Class A ............ 5,030 549,729
62,299,423
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A .............. 75,124 5,034,810
Hexagon AB , Class B ................. 183,970 1,719,959
Jabil, Inc. ......................... 37,417 4,605,659
Keysight Technologies, Inc.
(f)
............ 36,534 5,443,931
16,804,359
Security
Shares
Shares Value
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 658,484 $ 25,075,071
Schlumberger NV ................... 39,866 1,597,430
26,672,501
Entertainment — 0.1%
Electronic Arts, Inc. .................. 53,652 8,093,404
Walt Disney Co. (The) ................ 48,132 4,630,299
12,723,703
Financial Services — 0.5%
Fidelity National Information Services, Inc. ... 162,287 14,562,013
Global Payments, Inc. ................ 55,970 5,804,649
Jack Henry & Associates, Inc. ........... 27,065 4,923,935
Mastercard, Inc. , Class A ............... 26,251 13,114,737
Visa, Inc. , Class A ................... 23,221 6,730,607
Voya Financial, Inc. .................. 81,107 6,512,892
51,648,833
Food Products — 0.5%
Kraft Heinz Co. (The) ................. 376,062 12,583,034
Mondelez International, Inc. , Class A ....... 524,583 35,923,444
48,506,478
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. .................. 79,400 1,701,436
Ground Transportation — 0.6%
Canadian National Railway Co. .......... 75,652 8,169,123
Canadian Pacific Kansas City Ltd. ........ 69,029 5,325,384
CSX Corp. ........................ 311,670 10,484,579
Tokyo Metro Co. Ltd.
(f)
................. 329,900 3,606,449
Union Pacific Corp. .................. 142,089 32,974,594
60,560,129
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 404,376 14,436,223
Edwards Lifesciences Corp.
(f)
............ 80,060 5,364,821
Koninklijke Philips NV
(f)
................ 165,475 4,353,452
Medtronic plc ...................... 77,201 6,890,189
ResMed, Inc. ...................... 11,468 2,780,646
33,825,331
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. .................. 188,327 20,437,246
Cencora, Inc. ...................... 22,364 5,100,781
Cigna Group (The) ................... 21,827 6,871,358
CVS Health Corp. ................... 306,312 17,294,376
Elevance Health, Inc. ................. 22,283 9,041,550
Envision Healthcare Corp. , (Acquired 11/03/22 ,
cost $ 302,230 )
(f) (g)
................. 37,379 384,294
HCA Healthcare, Inc. ................. 10,427 3,740,582
Humana, Inc. ...................... 18,651 4,808,787
Labcorp Holdings, Inc. ................ 39,949 9,119,158
McKesson Corp. .................... 10,278 5,145,064
UnitedHealth Group, Inc. ............... 66,182 37,359,739
Universal Health Services, Inc. , Class B .... 21,569 4,406,762
123,709,697
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 30,585 3,411,757
Assura plc ........................ 13,000,616 6,777,517
Healthpeak Properties, Inc. ............. 519,450 11,661,653
Omega Healthcare Investors, Inc. ......... 95,540 4,057,584
Target Healthcare REIT plc ............. 864,622 1,011,202
Welltower, Inc. ...................... 30,547 4,120,179
31,039,892

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 11,350 $ 4,695,836
New TOPCO
(e) (f) (h)
.................... 12,872 —
4,695,836
Household Durables — 0.3%
Newell Brands, Inc. .................. 349,668 3,077,079
Sony Group Corp. , ADR ............... 446,755 7,862,888
Taylor Wimpey plc ................... 10,551,322 19,949,208
30,889,175
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 69,899 4,240,355
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 23,284 383,953
Boralex, Inc. , Class A ................. 64,430 1,548,801
Innergex Renewable Energy, Inc. ......... 208,873 1,368,134
3,300,888
Industrial Conglomerates — 0.0%
Siemens AG (Registered) .............. 25,712 5,002,266
Industrial REITs — 0.3%
EastGroup Properties, Inc. ............. 22,652 3,879,835
Goodman Group .................... 128,553 3,069,781
Lineage, Inc. ....................... 80,092 5,930,012
Rexford Industrial Realty, Inc. ........... 154,106 6,609,606
Segro plc ......................... 405,556 4,109,246
STAG Industrial, Inc. ................. 108,892 4,059,494
Warehouses De Pauw CVA ............. 216,734 5,157,987
32,815,961
Insurance — 0.8%
American International Group, Inc. ........ 99,225 7,529,193
ASR Nederland NV .................. 57,960 2,747,249
Assurant, Inc. ...................... 68,018 13,039,051
AXA SA .......................... 89,818 3,372,423
Brown & Brown, Inc. .................. 47,154 4,934,194
Fidelity National Financial, Inc. , Class A ..... 161,443 9,714,025
Globe Life, Inc. ..................... 46,613 4,922,333
Hartford Financial Services Group, Inc. (The) . 42,253 4,666,421
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 6,867 3,511,648
Tryg A/S .......................... 184,200 4,347,258
Willis Towers Watson plc ............... 26,461 7,996,250
Zurich Insurance Group AG ............. 33,280 19,622,062
86,402,107
Interactive Media & Services — 0.6%
Alphabet, Inc. , Class A ................ 194,856 33,341,810
Meta Platforms, Inc. , Class A ............ 59,372 33,698,360
67,040,170
IT Services — 0.5%
Accenture plc , Class A ................ 105,693 36,445,060
Cognizant Technology Solutions Corp. , Class A 198,730 14,823,271
NEXTDC Ltd.
(f)
..................... 126,382 1,350,023
SUNeVision Holdings Ltd.
(f)
............. 6,096,000 3,049,680
Travelport Finance SARL
(e) (f)
............ 246 727,607
56,395,641
Leisure Products — 0.1%
Hasbro, Inc. ....................... 80,992 5,315,505
Life Sciences Tools & Services — 0.0%
(f)
Fortrea Holdings, Inc. ................. 110,621 1,860,645
ICON plc ......................... 12,515 2,779,707
4,640,352
Security
Shares
Shares Value
Machinery — 0.5%
Caterpillar, Inc. ..................... 4,067 $ 1,530,005
CNH Industrial NV ................... 266,366 2,991,290
Cummins, Inc. ...................... 1,861 612,232
GEA Group AG ..................... 34,446 1,696,668
Komatsu Ltd. ...................... 241,600 6,253,889
Kone OYJ , Class B .................. 46,937 2,573,886
Otis Worldwide Corp. ................. 353,819 34,745,026
Volvo AB , Class B ................... 152,603 3,974,825
Weir Group plc (The) ................. 102,439 2,758,689
57,136,510
Media — 0.3%
Comcast Corp. , Class A ............... 337,758 14,749,892
Fox Corp. , Class A ................... 66,505 2,793,210
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 160,629 )
(e) (f) (g)
......... 9,992 669,464
Omnicom Group, Inc. ................. 47,492 4,796,692
WPP plc .......................... 690,503 7,257,825
30,267,083
Metals & Mining — 0.1%
Alrosa PJSC
(e) (f)
..................... 607,124 63
Freeport-McMoRan, Inc. ............... 10,007 450,515
Novolipetsk Steel PJSC
(e) (f)
............. 14 —
Southern Copper Corp. ................ 5,063 554,652
Teck Resources Ltd. , Class B ........... 101,241 4,710,276
United States Steel Corp. .............. 181,578 7,054,305
12,769,811
Multi-Utilities — 0.7%
Ameren Corp. ...................... 59,987 5,225,468
CMS Energy Corp. ................... 277,980 19,350,188
Consolidated Edison, Inc. .............. 51,053 5,191,069
Dominion Energy, Inc. ................. 85,032 5,061,955
DTE Energy Co. .................... 20,644 2,564,398
E.ON SE ......................... 163,758 2,209,927
National Grid plc .................... 929,685 11,673,264
NiSource, Inc. ...................... 123,056 4,326,649
Public Service Enterprise Group, Inc. ...... 58,040 5,189,356
Sempra .......................... 123,223 10,273,101
WEC Energy Group, Inc. ............... 54,775 5,232,656
76,298,031
Office REITs — 0.1%
BXP, Inc. ......................... 103,249 8,317,739
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.
(f)
.............. 6,860 177,537
BP plc ........................... 2,562,534 12,532,891
Cheniere Energy, Inc. ................. 57,056 10,919,377
Coterra Energy, Inc. .................. 13,386 320,193
DT Midstream, Inc. ................... 65,089 5,867,773
Enbridge, Inc. ...................... 97,418 3,934,922
Energy Transfer LP .................. 236,163 3,891,966
Enterprise Products Partners LP .......... 127,183 3,645,065
EQT Corp. ........................ 109,968 4,018,231
Expand Energy Corp. ................. 5,599 474,347
Gibson Energy, Inc. .................. 30,689 509,151
Hess Corp. ........................ 69,011 9,280,599
Kinder Morgan, Inc. .................. 80,433 1,971,413
Koninklijke Vopak NV ................. 120,282 5,544,844
Kosmos Energy Ltd.
(f)
................. 1,345,739 5,059,979
LUKOIL PJSC
(e) (f)
.................... 417,114 43
MPLX LP ......................... 91,974 4,085,485
Novatek PJSC
(e) (f)
.................... 690 —
ONEOK, Inc. ....................... 6,266 607,050
Pembina Pipeline Corp. ............... 29,267 1,224,407

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP .......... 214,182 $ 3,484,741
Range Resources Corp. ............... 5,588 167,808
Shell plc .......................... 1,158,629 38,884,291
South Bow Corp.
(f)
................... 3,713 92,676
Suncor Energy, Inc. .................. 70,894 2,677,666
Sunoco LP ........................ 16,653 845,972
Targa Resources Corp. ................ 55,300 9,232,888
TC Energy Corp. .................... 321,168 14,937,889
Western Midstream Partners LP .......... 65,487 2,470,825
Williams Cos., Inc. (The) ............... 398,084 20,847,659
167,707,688
Personal Care Products — 0.1%
Haleon plc ........................ 430,555 2,069,276
Unilever plc ........................ 77,294 4,715,091
6,784,367
Pharmaceuticals — 1.4%
AstraZeneca plc .................... 247,635 35,236,877
Bayer AG (Registered) ................ 191,351 5,156,323
Eli Lilly & Co. ...................... 4,289 3,558,755
GSK plc , ADR ...................... 40,353 1,483,376
Merck KGaA ....................... 19,870 3,285,015
Novartis AG (Registered) .............. 21,824 2,368,041
Novo Nordisk A/S , Class B ............. 395,640 44,376,965
Sanofi SA ......................... 395,620 41,809,052
Zoetis, Inc. , Class A .................. 69,488 12,423,065
149,697,469
Professional Services — 0.8%
Dun & Bradstreet Holdings, Inc. .......... 695,357 8,267,795
Experian plc ....................... 79,512 3,880,648
Leidos Holdings, Inc. ................. 87,723 16,067,345
NMG, Inc.
(f)
........................ 3,714 434,538
Paychex, Inc. ...................... 30,832 4,295,823
RELX plc ......................... 742,353 34,268,796
SS&C Technologies Holdings, Inc. ........ 222,967 15,592,082
82,807,027
Real Estate Management & Development — 0.1%
ADLER Group SA
(e) (f)
................. 664,216 7
CK Asset Holdings Ltd. ................ 1,544,500 6,313,863
VGP NV .......................... 22,841 1,920,913
Vonovia SE ........................ 107,042 3,509,452
Wharf Real Estate Investment Co. Ltd. ..... 934,000 2,808,158
14,552,393
Residential REITs — 0.2%
AvalonBay Communities, Inc. ........... 23,452 5,197,198
Mid-America Apartment Communities, Inc. ... 33,471 5,065,501
Sun Communities, Inc. ................ 67,377 8,939,580
UNITE Group plc (The) ................ 332,959 3,766,450
22,968,729
Retail REITs — 0.2%
Federal Realty Investment Trust .......... 28,192 3,124,801
Link REIT ......................... 1,273,800 5,935,168
Regency Centers Corp. ............... 44,060 3,147,647
Region RE Ltd.
(h)
.................... 1,319,664 1,897,683
Simon Property Group, Inc. ............. 18,485 3,126,183
17,231,482
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc. ................ 141,601 25,711,910
ASML Holding NV ................... 6,600 4,442,668
Broadcom, Inc. ..................... 110,214 18,711,031
Intel Corp. ........................ 253,139 5,447,551
Lam Research Corp. ................. 62,200 4,624,570
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. .......... 450 $ 341,685
Taiwan Semiconductor Manufacturing Co. Ltd. 1,538,000 48,230,893
Texas Instruments, Inc. ................ 184,503 37,483,629
144,993,937
Software — 1.3%
Microsoft Corp. ..................... 221,413 89,971,172
Oracle Corp. ....................... 128,871 21,629,709
Salesforce, Inc. ..................... 88,037 25,651,341
SAP SE .......................... 17,030 3,976,251
141,228,473
Specialized REITs — 0.8%
American Tower Corp. ................ 64,483 13,769,700
Crown Castle, Inc. ................... 128,615 13,824,826
Digital Realty Trust, Inc. ............... 5,960 1,062,251
EPR Properties ..................... 152,942 6,938,978
Equinix, Inc. ....................... 22,073 20,044,050
Extra Space Storage, Inc. .............. 33,089 5,403,434
Iron Mountain, Inc. ................... 5,909 731,120
SBA Communications Corp. ............ 51,627 11,846,848
VICI Properties, Inc. .................. 310,128 9,849,665
83,470,872
Specialty Retail — 0.4%
Home Depot, Inc. (The) ............... 83,387 32,833,631
Industria de Diseno Textil SA ............ 66,790 3,808,011
Lowe's Cos., Inc. .................... 17,543 4,593,284
Tractor Supply Co. ................... 13,342 3,542,434
44,777,360
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ........................ 137,326 31,023,317
HP, Inc. .......................... 284,645 10,110,590
Samsung Electronics Co. Ltd. , GDR
(b) (c)
..... 23,574 24,921,966
66,055,873
Textiles, Apparel & Luxury Goods — 0.4%
Cie Financiere Richemont SA (Registered) ... 15,468 2,252,148
LVMH Moet Hennessy Louis Vuitton SE ..... 46,932 31,243,597
NIKE, Inc. , Class B .................. 51,596 3,979,600
Swatch Group AG (The) ............... 42,173 8,654,027
46,129,372
Tobacco — 0.3%
British American Tobacco plc ............ 287,159 10,041,695
Philip Morris International, Inc. ........... 207,836 27,579,837
37,621,532
Trading Companies & Distributors — 0.1%
Fastenal Co. ....................... 70,326 5,498,087
Transportation Infrastructure — 0.5%
Aena SME SA
(b) (c)
.................... 82,514 18,286,765
Atlas Arteria Ltd.
(h)
................... 659,996 2,112,797
Auckland International Airport Ltd. ........ 1,062,779 4,637,128
Flughafen Zurich AG (Registered) ......... 32,013 7,546,831
Japan Airport Terminal Co. Ltd. .......... 92,900 3,403,128
Transurban Group
(h)
.................. 2,071,954 17,267,552
53,254,201
Water Utilities — 0.1%
Essential Utilities, Inc. ................. 112,614 4,346,900
United Utilities Group plc ............... 197,789 2,610,309
6,957,209

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC
(e) (f)
............ 26,804 $ 3
Vodafone Group plc .................. 4,178,600 3,885,746
3,885,749
Total Common Stocks — 26 .9%
(Cost: $ 2,589,393,307 ) ............................ 2,905,479,718
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 1,170 1,195,995
Boeing Co. (The)
2.20% , 02/04/26 .................. 4,363 4,201,752
3.10% , 05/01/26 .................. 937 904,716
6.26% , 05/01/27
(b)
................. 128 130,947
5.15% , 05/01/30 .................. 8,415 8,305,082
3.63% , 02/01/31 .................. 555 501,347
6.39% , 05/01/31
(b)
................. 3,621 3,788,626
3.90% , 05/01/49 .................. 46 32,503
6.86% , 05/01/54
(b)
................. 326 349,546
Bombardier, Inc.
(b)
7.88% , 04/15/27 .................. 230 230,454
6.00% , 02/15/28 .................. 202 201,773
8.75% , 11/15/30 .................. 529 573,180
7.25% , 07/01/31 .................. 555 573,403
7.00% , 06/01/32 .................. 280 286,664
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 510 486,703
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 200 211,812
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 700 699,958
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 578 570,985
5.05% , 06/01/29 .................. 774 780,129
2.90% , 12/15/29 .................. 166 151,349
5.40% , 07/31/33 .................. 1,769 1,794,756
5.35% , 06/01/34 .................. 281 284,302
4.85% , 04/27/35 .................. 594 575,824
Lockheed Martin Corp.
4.75% , 02/15/34 .................. 263 259,812
4.80% , 08/15/34 .................. 199 196,730
Northrop Grumman Corp., 3.25%, 01/15/28 .. 1,293 1,237,959
RTX Corp.
6.70% , 08/01/28 .................. 350 373,062
4.13% , 11/16/28 .................. 1,156 1,130,532
5.15% , 02/27/33 .................. 934 941,652
6.10% , 03/15/34 .................. 945 1,012,208
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 446 481,016
9.75% , 11/15/30 .................. 432 479,552
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 1,796 1,834,544
6.38% , 03/01/29 .................. 3,034 3,079,630
7.13% , 12/01/31 .................. 519 537,047
6.63% , 03/01/32 .................. 3,055 3,106,719
6.00% , 01/15/33 .................. 1,266 1,254,941
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 798 831,375
43,588,585
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10% , 08/05/29 .................. 414 384,761
2.40% , 05/15/31 .................. 238 204,949
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... USD 207 $ 206,545
796,255
Automobile Components — 0.3%
Aptiv plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%), 6.88%,
12/15/54
(a)
..................... 2,181 2,122,368
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 2,381 2,393,722
6.75% , 05/15/28 .................. 546 558,901
Dana Financing Luxembourg SARL
(c)
3.00% , 07/15/29 .................. EUR 375 373,527
8.50% , 07/15/31 .................. 837 975,339
Forvia SE
(c)
7.25% , 06/15/26 .................. 132 148,452
2.75% , 02/15/27 .................. 1,342 1,399,545
3.75% , 06/15/28 .................. 748 784,651
5.50% , 06/15/31 .................. 1,378 1,490,259
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 133 132,753
Goodyear Europe BV, 2.75%, 08/15/28
(c)
.... EUR 827 829,412
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. USD 352 318,700
5.63% , 04/30/33 .................. 66 57,078
Icahn Enterprises LP
5.25% , 05/15/27 .................. 565 526,361
9.75% , 01/15/29 .................. 275 274,793
4.38% , 02/01/29 .................. 388 323,668
9.00% , 06/15/30 .................. 75 72,431
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(a) (c) (i)
......... EUR 1,164 1,344,173
Mahle GmbH
(c)
2.38% , 05/14/28 .................. 1,600 1,522,850
6.50% , 05/02/31 .................. 1,834 1,940,073
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 563 521,339
ZF Europe Finance BV
(c)
2.00% , 02/23/26 .................. EUR 1,700 1,805,098
2.50% , 10/23/27 .................. 2,300 2,356,469
4.75% , 01/31/29 .................. 500 529,598
6.13% , 03/13/29 .................. 900 1,000,806
ZF Finance GmbH
(c)
5.75% , 08/03/26 .................. 1,200 1,337,361
2.00% , 05/06/27 .................. 2,300 2,354,312
2.75% , 05/25/27 .................. 400 415,009
2.25% , 05/03/28 .................. 2,200 2,184,974
30,094,022
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................ USD 240 233,155
10.38% , 03/31/29
(c)
................ GBP 2,174 2,717,786
Ford Motor Co.
9.63% , 04/22/30 .................. USD 109 126,450
3.25% , 02/12/32 .................. 549 459,315
6.10% , 08/19/32 .................. 638 640,696
Hyundai Capital America
(b)
5.30% , 06/24/29 .................. 643 648,236
5.80% , 04/01/30 .................. 391 401,847
5.70% , 06/26/30 .................. 510 521,890
6.20% , 09/21/30 .................. 948 995,117
Nissan Motor Acceptance Co. LLC
(b)
2.75% , 03/09/28 .................. 25 22,492
2.45% , 09/15/28 .................. 101 88,515
RCI Banque SA
(a)(c)
(5-Year EUR Swap Annual + 2.85%), 2.63% ,
02/18/30 ..................... EUR 5,800 6,259,469

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................ EUR 3,200 $ 3,549,372
16,664,340
Banks — 3.8%
ABN AMRO Bank NV
(a)(c)(j)
(5-Year EUR Swap Annual + 4.67%), 4.38% 2,500 2,696,070
(5-Year EUR Swap Annual + 3.90%), 6.38% 900 982,646
AIB Group plc, (5-Year EURIBOR ICE Swap
Rate + 4.39%), 7.13%
(a) (c) (j)
........... 1,087 1,228,202
Alpha Bank SA
(1-Year EUR Swap Annual + 2.43%), 5.00% ,
05/12/30
(a) (c)
................... 2,671 3,032,787
Alpha Services & Holdings SA, (5-Year
EURIBOR ICE Swap Rate + 5.18%),
7.50%
(a) (c) (j)
.................... 1,125 1,220,782
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ USD 2,260 2,298,976
Banca Monte dei Paschi di Siena SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71% , 01/18/28 ..... EUR 1,034 1,234,395
(3-mo. EURIBOR + 2.05%), 4.75% ,
03/15/29 ..................... 800 898,537
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
Series 9 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.19%),
6.50% ....................... USD 1,200 1,200,259
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(c)
...................... EUR 1,400 1,656,387
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity at 0.00% Floor +
5.10%), 9.38% ................. USD 1,000 1,082,768
(5-Year EUR Swap Annual + 4.27%),
6.88%
(c)
...................... EUR 3,200 3,606,979
Banco BPM SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
7.25%
(j)
...................... 2,200 2,489,430
(5-Year EUR Swap Annual + 3.17%), 2.88% ,
06/29/31 ..................... 2,220 2,378,487
(5-Year EUR Swap Annual + 3.40%), 3.38% ,
01/19/32 ..................... 1,748 1,878,304
Banco Bradesco SA, 3.20%, 01/27/25
(c)
.... USD 601 594,089
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (j)
......... 337 355,535
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (c)
............... EUR 1,900 2,340,897
Banco de Sabadell SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.20%), 5.75% 2,200 2,391,385
(5-Year EUR Swap Annual + 5.17%), 5.00% 1,200 1,264,509
Banco Espirito Santo SA
(c)(f)(k)
2.63% , 05/08/17 .................. 800 243,656
4.75% , 01/15/18 .................. 1,500 456,855
4.00% , 01/21/25 .................. 5,400 1,644,678
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (j)
......... USD 764 739,170
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
732 590,863
Banco Santander SA
(a)(j)
(5-Year EUR Swap Annual + 4.53%),
4.38%
(c)
...................... EUR 6,600 7,062,489
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.31%), 9.63% USD 1,200 1,311,795
(5-Year EURIBOR ICE Swap Rate + 3.76%),
3.63%
(c)
...................... EUR 400 376,666
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 4.43%),
7.00%
(c)
...................... EUR 1,200 $ 1,348,376
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.30%), 9.63% USD 2,800 3,224,642
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% 3,800 3,958,802
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
........... 571 593,771
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 606 612,975
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
......... 1,018 968,301
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ..................... 3,525 3,461,712
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 703 669,155
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ..................... 13,129 12,793,035
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 6,526 6,321,714
(1-day SOFR + 2.04%), 4.95% , 07/22/28 . 2,867 2,878,466
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 6,661 6,387,003
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 2,089 1,894,841
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 2,314 2,227,013
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 2,587 2,625,456
(1-day SOFR + 1.74%), 5.52% , 10/25/35 . 2,752 2,731,424
Bank of Cyprus PCL
(a)(c)
(1-Year EUR Swap Annual + 2.79%), 2.50% ,
06/24/27 ..................... EUR 525 557,506
(3-mo. EURIBOR + 1.97%), 5.00% ,
05/02/29 ..................... 1,611 1,812,822
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 6.43%), 6.00%
(a) (c) (j)
......... 2,700 2,955,281
Bankinter SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.71%), 6.25% 2,000 2,187,883
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38% ....................... 3,000 3,406,761
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(l)
..................... USD 347 352,396
Barclays plc
(a)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13% .... GBP 2,652 3,419,622
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% USD 5,325 5,295,865
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(c)
... GBP 4,426 5,676,527
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
... 2,300 3,080,657
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 1,156 1,020,090
(BPSWS5 + 5.64%), 9.25% .......... GBP 1,834 2,491,950
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 2,650 2,739,061
(USISSO05 + 5.78%), 9.63% ......... 4,465 4,913,192
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a) (c)
.......... 558 521,730
BNP Paribas SA
(a)
(1-day SOFR + 1.00%), 1.32% , 01/13/27
(b)
896 856,536
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b) (j)
..................... 6,686 6,924,256

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(c) (j)
..................... USD 1,400 $ 1,449,889
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c) (j)
..................... EUR 5,200 5,932,129
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.94%),
4.50%
(b) (j)
..................... USD 2,300 1,927,484
CaixaBank SA
(a)(c)(j)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 3,200 3,476,449
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,316,721
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 4,800 5,595,184
Citigroup, Inc.
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
USD 137 131,870
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a) (j)
..................... 179 190,459
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (j)
..................... 952 978,073
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
1,640 1,606,222
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
425 386,050
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
1,508 1,339,386
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
281 272,039
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
405 355,283
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
665 569,091
5.88% , 02/22/33 .................. 1,705 1,765,519
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
375 340,789
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
269 263,324
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
1,905 1,974,146
Series DD , (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00%
(a) (j)
............... 235 248,705
Commerzbank AG
(a)(c)(j)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 10,000 10,959,081
(5-Year EUR Swap Annual + 4.39%), 4.25% 1,800 1,832,152
(5-Year EUR Swap Annual + 6.74%), 6.50% 3,400 3,758,910
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 2,600 3,054,674
Cooperatieve Rabobank UA
(a)(c)(j)
(5-Year EUR Swap Annual + 4.10%), 4.63% 2,200 2,378,093
(5-Year EUR Swap Annual + 4.68%), 4.38% 1,600 1,694,714
(5-Year EUR Swap Annual + 3.72%), 4.88% 1,200 1,261,244
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a) (b) (j)
............... USD 13,530 12,137,858
DNB Bank ASA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.72%), 7.38%
(a) (c) (j)
............... 2,792 2,858,310
Eurobank SA
(a)(c)
(1-Year EUR Swap Annual + 1.80%), 4.00% ,
09/24/30 ..................... EUR 1,125 1,228,406
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88% , 04/30/31 ................ 925 1,053,861
HSBC Holdings plc
(a)
(5-Year GBP Swap + 4.28%), 5.88%
(j)
... GBP 1,147 1,454,965
(5-Year USD Swap Rate + 3.75%), 6.00%
(j)
USD 2,600 2,570,565
(5-Year USD Swap Rate + 3.61%), 6.50%
(j)
800 796,891
(1-day SOFR + 3.35%), 7.39% , 11/03/28 . 200 213,061
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (j)
..................... EUR 7,333 7,767,208
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60%
(j)
USD 8,270 7,303,698
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.25%), 4.70%
(j)
2,257 2,006,294
Security
Par (000)
Par (000) Value
Banks (continued)
ING Groep NV
(a)(j)
(5-Year USD Swap Semi + 4.45%), 6.50% USD 1,710 $ 1,710,990
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 249 246,180
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 11,155 9,909,554
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.71%), 7.50%
(c)
932 954,275
(USISSO05 + 4.36%), 8.00%
(c)
........ 7,000 7,393,876
(USISSO05 + 4.08%), 7.25%
(c)
........ 3,125 3,125,000
Intesa Sanpaolo SpA
5.71% , 01/15/26
(b)
................. 1,289 1,290,644
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a) (c) (j)
.................... EUR 6,127 6,939,561
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (c) (j)
.................... 4,832 5,190,965
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a) (c) (j)
.................... 775 956,789
5.15% , 06/10/30
(c)
................. GBP 1,241 1,515,428
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a) (c) (j)
.................... EUR 930 999,215
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (b)
................... USD 489 428,169
8.51% , 09/20/32
(c)
................. GBP 1,432 2,050,910
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (b)
................... USD 362 280,696
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 713 708,002
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.77%), 1.47% , 09/22/27 . 1,772 1,666,877
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 1,181 1,106,110
(1-day SOFR + 0.86%), 4.51% , 10/22/28 . 1,790 1,777,353
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ..................... 784 763,064
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ..................... 2,276 2,225,278
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 4,932 5,005,210
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 5,449 5,589,413
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 3,986 3,998,807
(1-day SOFR + 1.04%), 4.60% , 10/22/30 . 1,313 1,294,878
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 4,525 4,550,292
(1-day SOFR + 1.34%), 4.95% , 10/22/35 . 240 235,241
KBC Group NV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.93%),
8.00% ....................... EUR 4,800 5,652,158
(5-Year EURIBOR ICE Swap Rate + 3.99%),
6.25% ....................... 1,600 1,747,100
KeyBank NA
3.40% , 05/20/26 .................. USD 590 574,187
3.90% , 04/13/29 .................. 344 322,536
4.90% , 08/08/32 .................. 690 658,796
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 . 1,014 967,200
(SOFR Index + 2.42%), 6.40% , 03/06/35 . 4,203 4,434,924
Lloyds Banking Group plc
(a)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.61%), 5.13% .... GBP 1,796 2,308,731
(5-Year EURIBOR ICE Swap Rate + 5.29%),
4.95%
(c)
...................... EUR 7,249 7,855,531
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 2,450 2,470,847
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 4,515 4,530,536
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 3,121 4,160,107

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%), 6.75% USD 3,489 $ 3,345,667
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
..................... 467 479,124
Morgan Stanley Bank NA
(a)
(1-day SOFR + 0.87%), 5.50% , 05/26/28 . 1,254 1,275,753
(1-day SOFR + 0.93%), 4.97% , 07/14/28 . 472 474,626
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 2,632 2,988,771
NatWest Group plc
(a)(j)
(5-Year USD Swap Semi + 5.72%), 8.00% USD 1,200 1,215,174
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%), 6.00% 2,000 1,996,007
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13% .... GBP 1,500 1,840,522
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 8.13% USD 3,249 3,481,512
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a) (b) (j)
............... 206 196,958
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49% , 05/14/30 . 982 1,001,824
(SOFR Index + 2.14%), 6.04% , 10/28/33 . 180 189,060
(1-day SOFR + 1.93%), 5.07% , 01/24/34 . 250 246,552
(1-day SOFR + 1.95%), 5.94% , 08/18/34 . 200 209,607
(1-day SOFR + 2.28%), 6.88% , 10/20/34 . 178 197,818
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 190 195,173
(1-day SOFR + 1.60%), 5.40% , 07/23/35 . 1,952 1,966,543
Societe Generale SA
(a)(j)
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
1,893 1,918,192
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.51%), 5.38%
(b)
860 728,854
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a) (b) (j)
............... 5,675 5,015,617
Sumitomo Mitsui Financial Group, Inc.
3.04% , 07/16/29 .................. 130 120,014
5.56% , 07/09/34 .................. 2,679 2,755,718
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... 436 446,229
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate + 7.33%),
7.50%
(c) (j)
..................... EUR 2,368 2,672,384
(5-Year EURIBOR ICE Swap Rate + 4.21%),
6.50%
(c) (j)
..................... 2,300 2,564,371
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(b)
.................... USD 1,779 1,861,664
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 282 280,305
(1-day SOFR + 2.09%), 5.85% , 10/21/33 . 451 467,986
(1-day SOFR + 1.60%), 4.84% , 02/01/34 . 1,319 1,276,680
(1-day SOFR + 2.26%), 5.84% , 06/12/34 . 2,313 2,391,694
(1-day SOFR + 1.86%), 5.68% , 01/23/35 . 725 743,157
Virgin Money UK plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 6.36%),
8.25%
(a) (c) (j)
.................... GBP 2,094 2,761,725
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... USD 1,019 987,927
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.63%
(j)
75 80,609
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 1,907 1,947,437
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.85%
(j)
USD 455 $ 469,111
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 2,271 2,293,576
(1-day SOFR + 1.99%), 5.56% , 07/25/34 . 1,999 2,032,816
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 117 126,422
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 2,952 2,994,011
408,447,834
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 157 151,307
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ...................... 156 150,343
Anheuser-Busch InBev Worldwide, Inc.
6.63% , 08/15/33 .................. 140 155,326
5.00% , 06/15/34 .................. 149 149,744
5.88% , 06/15/35 .................. 142 151,394
758,114
Biotechnology — 0.1%
AbbVie, Inc.
4.80% , 03/15/29 .................. 766 772,104
3.20% , 11/21/29 .................. 5,988 5,597,242
Amgen, Inc.
4.20% , 03/01/33 .................. 540 507,885
5.25% , 03/02/33 .................. 1,823 1,841,816
Cidron Aida Finco SARL
(c)
5.00% , 04/01/28 .................. EUR 1,471 1,559,278
6.25% , 04/01/28 .................. GBP 1,336 1,660,171
Gilead Sciences, Inc., 5.25%, 10/15/33 .... USD 2,981 3,042,779
Grifols SA, 2.25%, 11/15/27
(c)
.......... EUR 290 299,776
15,281,051
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
3.40% , 12/06/27 .................. USD 358 344,350
2.13% , 02/09/31 .................. 216 184,654
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 646 584,492
Bubbles Holdco SpA
(c)
6.50% , 09/30/31 .................. EUR 1,855 2,023,421
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.50% , 09/30/31
(a)
............... 1,814 1,965,767
Match Group Holdings II LLC
(b)
5.63% , 02/15/29 .................. USD 250 246,665
3.63% , 10/01/31 .................. 162 141,931
NMG Holding Co., Inc., 8.50%, 10/01/28
(b)
... 867 881,494
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 ................. 353 383,887
9.75% , 04/15/29 .................. 398 430,437
7,187,098
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 .................. 283 277,872
6.38% , 06/15/30 .................. 107 107,858
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 306 308,466
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 363 364,674
Carrier Global Corp., 5.90%, 03/15/34 ..... 228 239,545
EMRLD Borrower LP
6.38% , 12/15/30
(c)
................. EUR 2,507 2,863,393
6.63% , 12/15/30
(b)
................. USD 2,209 2,246,604
6.75% , 07/15/31
(b)
................. 649 663,468
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 1,459 1,639,875
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
...... USD 418 414,257
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 214 207,080
9.75% , 07/15/28 .................. 344 349,202

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
PCF GmbH, 4.75%, 04/15/29
(c)
......... EUR 4,065 $ 3,796,148
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. USD 753 746,800
8.88% , 11/15/31 .................. 971 1,019,929
Standard Industries, Inc.
(b)
5.00% , 02/15/27 .................. 97 94,991
4.75% , 01/15/28 .................. 194 187,108
4.38% , 07/15/30 .................. 90 82,706
3.38% , 01/15/31 .................. 396 343,764
6.50% , 08/15/32 .................. 368 370,289
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 479 497,664
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 327 322,016
17,143,709
Capital Markets — 1.3%
Abu Dhabi Developmental Holding Co. PJSC
(b)
5.38% , 05/08/29 .................. 1,116 1,138,320
5.25% , 10/02/54 .................. 818 769,942
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
476 486,033
Ares Capital Corp.
5.88% , 03/01/29 .................. 258 259,872
5.95% , 07/15/29 .................. 198 199,844
Ares Strategic Income Fund, 5.60%, 02/15/30
(b)
345 336,658
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 2,287 2,166,080
4.95% , 09/26/27
(b)
................. 356 349,493
5.95% , 07/16/29
(b)
................. 148 148,723
6.25% , 01/25/31
(b)
................. 162 163,956
Blue Owl Capital Corp., 3.75%, 07/22/25 ... 288 285,025
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .. 293 305,066
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 166 172,924
6.60% , 09/15/29
(b)
................. 243 245,986
5.80% , 03/15/30
(b)
................. 390 378,568
6.65% , 03/15/31 .................. 322 324,224
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 108 107,469
Carlyle Secured Lending, Inc., 6.75%, 02/18/30 113 113,685
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 363 349,007
Credit Suisse USA LLC, 7.13%, 07/15/32 ... 80 89,655
Deutsche Bank AG
(USISOA05 at 0.00% Floor + 4.36%),
4.79%
(a) (c) (j)
.................... 6,000 5,848,050
(5-Year USD Swap Rate + 5.00%), 7.50%
(a) (j)
2,400 2,396,812
Series 2020 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(a) (j)
............... 9,600 9,384,271
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50%
(a) (c) (j)
.................... EUR 3,200 3,258,899
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a) (c) (j)
.................... 1,200 1,197,613
(5-Year EURIBOR ICE Swap Rate + 6.94%),
10.00%
(a) (c) (j)
................... 5,000 5,951,891
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
USD 236 238,492
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a) (c) (j)
.................... EUR 2,400 2,601,398
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
USD 637 663,822
5.41% , 05/10/29 .................. 2,576 2,614,611
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a) (c) (j)
.................... EUR 2,400 2,715,024
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(a)
USD 1,110 1,164,352
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... 270 268,230
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.79%), 1.09% , 12/09/26
(a)
2,080 1,994,679
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... USD 313 $ 301,733
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
5,299 5,590,743
2.60% , 02/07/30 .................. 68 60,773
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
3,262 3,353,752
(1-day SOFR + 1.14%), 4.69% , 10/23/30
(a)
1,935 1,909,699
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
402 346,070
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
431 363,304
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
575 490,367
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a) (j)
..................... 912 904,572
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(a)
700 699,213
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
1,330 1,298,620
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 204 196,963
8.00% , 06/15/27 .................. 381 399,100
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 393 400,898
Intercontinental Exchange, Inc.
3.63% , 09/01/28 .................. 1,685 1,619,482
1.85% , 09/15/32 .................. 449 358,546
4.60% , 03/15/33 .................. 226 219,398
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(l)
..................... 387 388,587
Julius Baer Group Ltd.
(a)(c)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%), 4.88% 787 755,787
(5-Year EUR Swap Annual + 3.85%), 6.63% EUR 803 883,711
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. USD 666 631,035
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65% , 04/13/28 . 3,668 3,741,242
3.59% , 07/22/28 .................. 1,430 1,386,115
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 250 241,892
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 5,644 5,692,077
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ..................... 1,042 1,021,255
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 1,993 2,045,922
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 6,284 6,303,770
(1-day SOFR + 1.10%), 4.65% , 10/18/30 . 4,313 4,253,518
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 227 203,096
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . 45 37,090
(1-day SOFR + 1.56%), 5.32% , 07/19/35 . 610 612,299
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 570 464,813
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39 ..................... 127 128,839
Nasdaq, Inc., 5.55%, 02/15/34 .......... 335 342,348
Oaktree Strategic Credit Fund
(b)
8.40% , 11/14/28 .................. 219 232,104
6.50% , 07/23/29 .................. 187 186,414
S&P Global, Inc.
2.50% , 12/01/29 .................. 297 267,893
1.25% , 08/15/30 .................. 160 132,637
5.25% , 09/15/33 .................. 301 308,350
State Street Corp.
(a)
(1-day SOFR + 2.60%), 2.90% , 03/30/26 . 40 39,644
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.61%),
6.70%
(j)
...................... 223 229,582
UBS AG, 7.50%, 02/15/28 ............ 674 726,392
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.87%),
7.00%
(c) (j)
..................... 1,257 1,258,337

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year USD Swap Semi + 4.59%),
6.88%
(c) (j)
..................... USD 3,638 $ 3,644,330
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.10%),
3.88%
(b) (j)
..................... 2,800 2,658,389
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(c) (j)
..................... 2,050 1,999,119
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71% ,
01/12/27
(b)
.................... 804 810,087
(1-day SOFR + 3.70%), 6.44% , 08/11/28
(b)
2,930 3,041,758
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(b) (j)
..................... 1,659 1,807,794
(USISSO05 + 3.63%), 6.85%
(b) (j)
....... 4,800 4,757,881
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b) (j)
..................... 9,630 8,139,279
(USISSO05 + 4.16%), 7.75%
(b) (j)
....... 4,544 4,763,834
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(c) (j)
..................... 2,100 2,431,365
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(b) (j)
..................... 3,921 4,539,707
138,310,199
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
......... 164 164,480
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ 282 294,703
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 .................. 340 333,206
3.38% , 02/15/29 .................. 150 137,961
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
..................... 1,077 1,044,017
Chemours Co. (The)
4.00% , 05/15/26 .................. EUR 1,995 2,153,569
5.38% , 05/15/27 .................. USD 349 336,025
5.75% , 11/15/28
(b)
................. 330 304,613
4.63% , 11/15/29
(b)
................. 85 73,798
DuPont de Nemours, Inc., 4.73%, 11/15/28 .. 3,705 3,710,405
Eastman Chemical Co.
5.75% , 03/08/33 .................. 2,052 2,106,710
5.63% , 02/20/34 .................. 235 237,401
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 923 889,136
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 2,435 2,636,752
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 1,577 1,378,125
Herens Midco SARL, 5.25%, 05/15/29
(c)
.... EUR 2,306 1,895,135
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 506 512,566
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 2,311 2,599,259
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 .................. 2,467 2,851,197
6.75% , 04/15/30 .................. 1,376 1,514,067
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
..................... 280 296,152
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 204 187,722
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 509 404,192
Kronos International, Inc.
9.50% , 03/15/29
(c)
................. EUR 1,996 2,366,257
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 392 399,653
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... EUR 1,554 1,397,255
LYB International Finance III LLC, 5.63%,
05/15/33 ...................... USD 268 275,684
Security
Par (000)
Par (000) Value
Chemicals (continued)
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... USD 224 $ 227,932
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
498 481,815
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 956 1,053,314
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 1,339 1,438,939
Nutrien Ltd., 4.20%, 04/01/29 .......... USD 132 129,000
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
................. EUR 2,944 3,417,443
9.75% , 11/15/28
(b)
................. USD 1,061 1,125,624
5.38% , 10/01/29
(c)
................. EUR 1,172 1,211,315
7.25% , 06/15/31
(b)
................. USD 658 675,115
Sasol Financing USA LLC, 6.50%, 09/27/28 .. 941 914,828
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.01% , 11/01/26
(a)
............... EUR 584 638,422
9.50% , 07/15/28 .................. 1,482 1,732,949
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 64 60,453
4.00% , 04/01/31 .................. 355 317,809
4.38% , 02/01/32 .................. 79 71,479
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 817 774,201
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. 1,626 1,501,884
7.38% , 03/01/31 .................. 484 500,232
46,772,794
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 373 347,608
Allied Universal Holdco LLC
3.63% , 06/01/28
(c)
................. EUR 971 994,354
4.63% , 06/01/28
(b)
................. USD 1,961 1,837,687
4.88% , 06/01/28
(c)
................. GBP 2,467 2,911,414
6.00% , 06/01/29
(b)
................. USD 1,400 1,281,002
7.88% , 02/15/31
(b)
................. 2,341 2,382,372
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 2,525 2,870,164
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 7.37%, 04/15/31
(a) (c)
. 1,161 1,270,329
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. USD 234 215,826
4.75% , 10/15/29 .................. 141 133,809
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 608 597,022
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 173 176,468
6.75% , 06/15/32 .................. 262 266,822
Cimpress plc, 7.38%, 09/15/32
(b)
......... 296 291,410
Clean Harbors, Inc.
(b)
4.88% , 07/15/27 .................. 175 172,338
6.38% , 02/01/31 .................. 188 189,413
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 263 256,078
9.50% , 11/01/27 .................. 161 161,130
7.75% , 02/15/28 .................. 610 629,979
6.00% , 06/01/29 .................. 172 161,191
8.25% , 08/01/32 .................. 410 407,875
8.38% , 11/15/32 .................. 489 488,960
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. 511 505,950
4.00% , 08/01/28 .................. 100 94,576
3.50% , 09/01/28 .................. 208 195,014
4.75% , 06/15/29 .................. 48 45,956
4.38% , 08/15/29 .................. 550 515,363
6.75% , 01/15/31 .................. 254 261,523
Intrum AB
(c)
3.00% , 09/15/27 .................. EUR 4,115 3,311,412
9.25% , 03/15/28 .................. 1,224 987,098
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 752 713,251

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Paprec Holding SA
(c)
6.50% , 11/17/27 .................. EUR 515 $ 591,993
7.25% , 11/17/29 .................. 1,369 1,573,169
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 320 319,660
Q-Park Holding I BV
(c)
2.00% , 03/01/27 .................. EUR 696 732,280
5.13% , 03/01/29 .................. 681 763,777
5.13% , 02/15/30 .................. 1,884 2,095,359
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
..................... USD 428 426,859
Republic Services, Inc., 4.88%, 04/01/29 ... 1,003 1,008,853
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. 313 292,339
5.00% , 09/01/30 .................. 153 140,604
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 284 286,002
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ EUR 1,823 1,988,423
Techem Verwaltungsgesellschaft 675 mbH
5.38% , 07/15/29
(c)
................. 2,275 2,485,948
Verisure Holding AB
(c)
9.25% , 10/15/27 .................. 1,305 1,488,132
7.13% , 02/01/28 .................. 1,173 1,326,968
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 1,283 1,279,566
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 .................. 44 44,668
7.38% , 10/01/31 .................. 255 264,175
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 170 173,515
41,955,684
Communications Equipment — 0.0%
CommScope LLC, 4.75%, 09/01/29
(b)
...... 349 298,395
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 131 129,830
5.60% , 06/01/32 .................. 2,049 2,114,640
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 174 157,894
2,700,759
Construction & Engineering — 0.1%
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 486 458,623
6.88% , 08/15/32 .................. 32 32,844
Azzurra Aeroporti SpA, 2.63%, 05/30/27
(c)
... EUR 2,242 2,365,110
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 1,661 1,760,904
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (k)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 318 300,371
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,411 1,794,624
Heathrow Finance plc
(c)
5.75% , 03/03/25
(d)
................. 221 284,256
3.88% , 03/01/27
(d)
................. 1,745 2,140,399
4.13% , 09/01/29
(d)
................. 840 992,425
6.63% , 03/01/31 .................. 821 1,062,767
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 168 178,496
11,370,819
Consumer Finance — 0.4%
AerCap Ireland Capital DAC, 1.75%, 01/30/26 465 447,123
American Express Co., (1-day SOFR + 1.42%),
5.28%, 07/26/35
(a)
................ 1,135 1,137,565
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... 649 639,265
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
.... 176 173,905
BOC Aviation USA Corp., 4.63%, 09/04/31
(b)
. 1,186 1,165,245
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 128 135,198
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Capital One Financial Corp.
(a)
(1-day SOFR + 2.37%), 5.27% , 05/10/33 . USD 1,270 $ 1,251,199
(1-day SOFR + 2.86%), 6.38% , 06/08/34 . 1,270 1,333,571
Encore Capital Group, Inc.
(c)
5.38% , 02/15/26 .................. GBP 1,003 1,290,893
4.25% , 06/01/28 .................. 155 183,876
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. USD 1,456 1,428,136
7.35% , 11/04/27 .................. 364 382,331
6.80% , 05/12/28 .................. 3,329 3,448,243
7.35% , 03/06/30 .................. 1,710 1,813,915
7.20% , 06/10/30 .................. 1,045 1,103,087
4.00% , 11/13/30 .................. 1,895 1,711,271
6.05% , 03/05/31 .................. 1,064 1,070,549
3.63% , 06/17/31 .................. 1,344 1,167,802
6.05% , 11/05/31 .................. 2,805 2,805,000
6.13% , 03/08/34 .................. 1,369 1,355,334
General Motors Financial Co., Inc.
5.40% , 04/06/26 .................. 1,685 1,698,004
4.90% , 10/06/29 .................. 6,124 6,038,702
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 101 102,775
8.00% , 02/15/27 .................. 160 165,298
8.00% , 06/15/28 .................. 239 251,971
6.88% , 04/15/29 .................. 377 384,188
5.88% , 03/15/30 .................. 229 225,851
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 140 144,179
Macquarie Airfinance Holdings Ltd.
(b)
6.40% , 03/26/29 .................. 98 100,989
8.13% , 03/30/29 .................. 110 116,362
6.50% , 03/26/31 .................. 256 265,943
Muthoot Finance Ltd., 7.13%, 02/14/28
(b)
... 710 721,715
Navient Corp.
5.50% , 03/15/29 .................. 287 273,401
9.38% , 07/25/30 .................. 184 200,327
OneMain Finance Corp.
3.50% , 01/15/27 .................. 316 301,584
6.63% , 01/15/28 .................. 243 246,814
9.00% , 01/15/29 .................. 185 196,007
6.63% , 05/15/29 .................. 1,720 1,720,000
5.38% , 11/15/29 .................. 64 61,336
7.88% , 03/15/30 .................. 229 238,400
4.00% , 09/15/30 .................. 119 104,755
7.50% , 05/15/31 .................. 118 120,672
7.13% , 11/15/31 .................. 195 197,230
SLM Corp., 3.13%, 11/02/26 ........... 510 483,626
Synchrony Financial, 7.25%, 02/02/33 ..... 148 151,535
Toyota Motor Credit Corp., 3.38%, 04/01/30 .. 180 168,157
38,723,329
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. 198 191,296
4.63% , 01/15/27 .................. 262 257,046
5.88% , 02/15/28 .................. 335 335,536
6.50% , 02/15/28 .................. 187 191,359
3.50% , 03/15/29 .................. 294 271,632
4.88% , 02/15/30 .................. 221 215,256
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 5,512 7,023,026
Bellis Finco plc, 4.00%, 02/16/27
(c)
....... 1,703 2,058,248
Cencosud SA, 4.38%, 07/17/27
(c)
........ USD 1,272 1,239,246
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 94 97,333
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.95% , 07/01/29
(a) (c)
.............. EUR 2,451 2,666,075

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 1,248 $ 1,548,888
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 .................. USD 199 186,259
6.13% , 09/15/32 .................. 575 577,406
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 1,098 1,221,724
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 192 185,280
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 135 130,050
4.63% , 06/01/30 .................. 119 112,909
7.25% , 01/15/32 .................. 148 153,774
18,662,343
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. 598 596,307
2.00% , 09/01/28
(c)
................. EUR 1,032 1,023,099
4.00% , 09/01/29
(b)
................. USD 1,427 1,251,732
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
................. EUR 1,320 1,216,039
2.13% , 08/15/26
(c)
................. 279 256,518
4.13% , 08/15/26
(b)
................. USD 972 845,640
Berry Global, Inc.
1.57% , 01/15/26 .................. 2,963 2,844,159
5.80% , 06/15/31
(b)
................. 3,240 3,287,108
Canpack SA, 3.13%, 11/01/25
(b)
......... 312 304,200
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 460 462,166
6.88% , 01/15/30 .................. 503 510,326
8.75% , 04/15/30 .................. 535 543,293
Crown Americas LLC
4.25% , 09/30/26 .................. 239 233,971
5.25% , 04/01/30 .................. 69 67,865
Fiber Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.35% , 01/15/30
(a)
............... EUR 883 967,594
6.13% , 06/15/31 .................. 2,626 2,856,432
Fiber Midco SpA
10.00% , 06/15/29
(c)
................ 770 828,965
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... USD 383 357,540
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 665 569,240
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 2,320 2,375,723
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
1,023 865,912
LABL, Inc.
(b)
5.88% , 11/01/28 .................. USD 321 298,028
9.50% , 11/01/28 .................. 359 367,862
8.63% , 10/01/31 .................. 413 398,056
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 4,365 4,485,038
9.25% , 04/15/27 .................. 230 235,213
OI European Group BV
(c)
6.25% , 05/15/28 .................. EUR 928 1,042,279
5.25% , 06/01/29 .................. 1,872 2,047,875
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 249 244,898
Sealed Air Corp.
(b)
5.00% , 04/15/29 .................. 119 114,950
6.50% , 07/15/32 .................. 207 210,108
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34
(b)
956 961,621
Titan Holdings II BV, 5.13%, 07/15/29
(c)
.... EUR 1,150 1,266,674
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 239 262,241
Trivium Packaging Finance BV
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.29% , 08/15/26
(a) (c)
.............. EUR 977 1,064,724
8.50% , 08/15/27
(b) (d)
................ USD 200 199,403
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
WRKCo, Inc., 4.65%, 03/15/26 .......... USD 231 $ 229,993
35,692,792
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 124 112,762
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 444 446,638
Dealer Tire LLC, 8.00%, 02/01/28 ........ 481 474,374
Gates Corp., 6.88%, 07/01/29 .......... 327 335,970
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 190 174,398
6.50% , 07/15/32 .................. 443 445,848
1,989,990
Diversified Consumer Services — 0.1%
Belron UK Finance plc
4.63% , 10/15/29
(c)
................. EUR 2,112 2,328,779
5.75% , 10/15/29
(b)
................. USD 805 806,618
Champions Financing, Inc., 8.75%, 02/15/29
(b)
304 306,899
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 373 357,466
Pachelbel Bidco SpA
(c)
7.13% , 05/17/31 .................. EUR 1,561 1,810,464
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.30% , 05/17/31
(a)
............... 1,315 1,443,336
Service Corp. International
3.38% , 08/15/30 .................. USD 11 9,748
4.00% , 05/15/31 .................. 419 377,878
5.75% , 10/15/32 .................. 1,027 1,008,851
Sotheby's
(b)
7.38% , 10/15/27 .................. 794 772,737
5.88% , 06/01/29 .................. 600 526,024
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 767 792,778
10,541,578
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 11 11,173
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 293 268,710
GLP Capital LP
5.75% , 06/01/28 .................. 67 68,049
4.00% , 01/15/30 .................. 354 328,739
3.25% , 01/15/32 .................. 754 651,360
6.75% , 12/01/33 .................. 362 386,728
5.63% , 09/15/34 .................. 667 658,735
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 133 125,352
Uniti Group LP
(b)
Series MAY , 10.50% , 02/15/28 ......... 446 475,066
10.50% , 02/15/28 ................. 1,768 1,883,219
VICI Properties LP
4.63% , 12/01/29
(b)
................. 1,263 1,213,207
4.95% , 02/15/30 .................. 143 140,397
4.13% , 08/15/30
(b)
................. 4,674 4,330,815
5.13% , 05/15/32 .................. 643 629,689
11,171,239
Diversified Telecommunication Services — 0.6%
Altice Financing SA
2.25% , 01/15/25
(c)
................. EUR 285 306,909
9.63% , 07/15/27
(b)
................. USD 1,480 1,440,543
3.00% , 01/15/28
(c)
................. EUR 100 91,235
5.00% , 01/15/28
(b)
................. USD 602 509,079
5.75% , 08/15/29
(b)
................. 1,015 832,427
Altice France SA
3.38% , 01/15/28
(c)
................. EUR 1,357 1,127,353
5.50% , 01/15/28
(b)
................. USD 935 725,561
4.13% , 01/15/29
(c)
................. EUR 346 285,094

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.13% , 01/15/29
(b)
................. USD 339 $ 253,892
5.13% , 07/15/29
(b)
................. 681 509,356
4.25% , 10/15/29
(c)
................. EUR 353 290,862
5.50% , 10/15/29
(b)
................. USD 200 149,748
AT&T, Inc., 5.40%, 02/15/34 ........... 1,899 1,928,095
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (f) (k)
1,000 6,473
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13% , 10/03/54 ................ EUR 500 562,503
(5-Year EUR Swap Annual + 2.13%), 1.87% ,
08/18/80 ..................... 236 252,409
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... GBP 1,726 2,392,065
CCO Holdings LLC
(b)
5.38% , 06/01/29 .................. USD 693 661,504
6.38% , 09/01/29 .................. 553 547,538
4.50% , 08/15/30 .................. 304 271,514
4.25% , 02/01/31 .................. 213 184,839
7.38% , 03/01/31 .................. 1,827 1,857,970
4.25% , 01/15/34 .................. 370 295,596
Cellnex Telecom SA
(c)(l)
2.13% , 08/11/30 .................. EUR 2,500 2,843,580
0.75% , 11/20/31 .................. 1,600 1,513,750
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. USD 361 360,227
5.00% , 05/01/28 .................. 538 528,884
8.75% , 05/15/30 .................. 1,234 1,306,343
8.63% , 03/15/31 .................. 496 531,618
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. EUR 2,319 2,349,442
Iliad Holding SASU
6.50% , 10/15/26
(b)
................. USD 796 802,358
7.00% , 10/15/28
(b)
................. 369 373,768
6.88% , 04/15/31
(c)
................. EUR 2,793 3,231,991
8.50% , 04/15/31
(b)
................. USD 734 781,909
Iliad SA
(c)
5.38% , 06/14/27 .................. EUR 1,600 1,813,184
5.38% , 02/15/29 .................. 2,000 2,270,678
5.63% , 02/15/30 .................. 1,600 1,840,473
Infrastrutture Wireless Italiane SpA
(c)
1.63% , 10/21/28 .................. 2,423 2,486,927
1.75% , 04/19/31 .................. 1,207 1,209,864
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
766 833,216
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 1,395 1,553,558
4.88% , 06/15/29 .................. 402 343,625
11.00% , 11/15/29 ................. 2,563 2,891,855
4.50% , 04/01/30 .................. 44 35,197
10.50% , 05/15/30 ................. 937 1,024,844
10.75% , 12/15/30 ................. 641 716,011
Lorca Telecom Bondco SA
(c)
4.00% , 09/18/27 .................. EUR 1,605 1,743,351
5.75% , 04/30/29 .................. 4,589 5,203,382
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 397 347,655
4.13% , 04/15/30 .................. 397 336,763
10.00% , 10/15/32 ................. 231 230,032
Optics Bidco SpA
6.88% , 02/15/28
(c)
................. EUR 881 1,043,401
7.88% , 07/31/28
(c)
................. 411 504,840
1.63% , 01/18/29 .................. 1,147 1,149,921
Series 2033 , 6.38% , 11/15/33
(b)
........ USD 222 223,716
Series 2034 , 6.00% , 09/30/34
(b)
........ 292 284,639
7.20% , 07/18/36
(b)
................. 200 205,743
5.25% , 03/17/55 .................. EUR 300 323,587
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
RCS & RDS SA, 3.25%, 02/05/28
(c)
....... EUR 1,100 $ 1,151,057
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
..................... USD 516 517,698
Sprint Capital Corp., 6.88%, 11/15/28 ...... 2,606 2,794,799
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. 302 259,616
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
................. GBP 361 436,980
5.50% , 05/15/29
(b)
................. USD 400 378,295
4.25% , 01/15/30
(c)
................. GBP 108 122,549
4.13% , 08/15/30
(c)
................. 600 665,356
4.50% , 08/15/30
(b)
................. USD 258 225,954
Windstream Services LLC
(b)
7.75% , 08/15/28 .................. 554 557,066
8.25% , 10/01/31 .................. 262 265,275
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 2,599 2,313,133
6.13% , 03/01/28 .................. 228 195,720
68,606,395
Electric Utilities — 0.7%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 792 700,061
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 353 357,959
Baltimore Gas & Electric Co., 5.30%, 06/01/34 125 127,110
California Buyer Ltd.
5.63% , 02/15/32
(c)
................. EUR 1,611 1,798,234
6.38% , 02/15/32
(b)
................. USD 236 234,369
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 ................. 535 533,710
DTE Electric Co.
5.20% , 03/01/34 .................. 208 210,766
Series A , 6.63% , 06/01/36 ............ 115 126,530
Duke Energy Carolinas LLC
2.55% , 04/15/31 .................. 773 674,879
6.45% , 10/15/32 .................. 44 47,764
4.95% , 01/15/33 .................. 434 432,325
Duke Energy Corp.
2.45% , 06/01/30 .................. 689 605,764
2.55% , 06/15/31 .................. 431 370,522
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.45% ,
09/01/54
(a)
.................... 330 335,403
Duke Energy Florida LLC, 2.40%, 12/15/31 .. 431 366,799
Duke Energy Progress LLC
3.40% , 04/01/32 .................. 934 851,450
5.70% , 04/01/35 .................. 30 31,608
Edison International
4.13% , 03/15/28 .................. 78 76,174
5.25% , 11/15/28 .................. 2,703 2,722,748
5.45% , 06/15/29 .................. 1,326 1,348,367
6.95% , 11/15/29 .................. 336 363,279
5.25% , 03/15/32 .................. 870 869,426
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................ EUR 2,700 2,986,809
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................ 1,900 2,088,822
(5-Year EUR Swap Annual + 1.84%), 1.70% ,
07/20/80 ..................... 500 535,173
(5-Year EUR Swap Annual + 2.38%), 1.88% ,
08/02/81 ..................... 1,600 1,688,188
(5-Year EUR Swap Annual + 3.18%), 5.94% ,
04/23/83 ..................... 300 344,265
Eversource Energy
2.90% , 03/01/27 .................. USD 1,695 1,625,835
5.95% , 02/01/29 .................. 566 587,769

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Exelon Corp., 4.05%, 04/15/30 .......... USD 135 $ 129,560
FirstEnergy Corp.
4.00% , 05/01/26
(l)
................. 553 563,507
Series B , 3.90% , 07/15/27
(d)
.......... 2,768 2,701,749
2.65% , 03/01/30 .................. 913 810,864
FirstEnergy Transmission LLC, 5.00%,
01/15/35
(b)
..................... 807 791,126
Florida Power & Light Co.
4.80% , 05/15/33 .................. 144 142,213
4.95% , 06/01/35 .................. 140 139,165
Georgia Power Co.
4.70% , 05/15/32 .................. 1,523 1,507,649
5.25% , 03/15/34 .................. 168 170,647
Interstate Power & Light Co.
5.70% , 10/15/33 .................. 136 140,777
4.95% , 09/30/34 .................. 882 865,599
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
... 1,193 1,180,697
MidAmerican Energy Co.
5.35% , 01/15/34 .................. 143 146,761
5.75% , 11/01/35 .................. 80 84,509
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a) (c) (j)
......... EUR 2,300 2,428,009
NextEra Energy Capital Holdings, Inc.
2.75% , 11/01/29 .................. USD 794 723,035
2.44% , 01/15/32 .................. 571 481,272
5.05% , 02/28/33 .................. 74 73,543
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(a)
.................... 1,275 1,335,096
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 1,212 1,119,437
5.75% , 07/15/29 .................. 485 478,582
6.00% , 02/01/33 .................. 1,058 1,052,144
6.25% , 11/01/34 .................. 1,020 1,018,926
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 797 657,446
5.00% , 06/01/33 .................. 150 148,013
5.65% , 06/01/34 .................. 302 308,673
Series F , 5.85% , 10/01/35 ............ 129 132,520
Pacific Gas & Electric Co.
3.30% , 03/15/27 .................. 1,617 1,557,512
4.55% , 07/01/30 .................. 6,159 5,979,023
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 89 84,842
PECO Energy Co., 4.90%, 06/15/33 ...... 537 535,942
PG&E Corp.
4.25% , 12/01/27
(b) (l)
................ 207 225,733
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
.................... 916 946,153
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 581 576,387
Public Power Corp. SA, 4.63%, 10/31/31
(c)
.. EUR 1,177 1,281,037
Public Service Electric & Gas Co.
1.90% , 08/15/31 .................. USD 181 150,525
3.10% , 03/15/32 .................. 179 160,163
4.90% , 12/15/32 .................. 824 828,686
Sorik Marapi Geothermal Power PT, 7.75%,
08/05/31
(b)
..................... 1,060 1,045,096
Southern California Edison Co.
Series G , 2.50% , 06/01/31 ........... 1,010 877,505
5.45% , 06/01/31 .................. 1,751 1,794,195
6.00% , 01/15/34 .................. 880 939,403
Southern Co. (The)
5.20% , 06/15/33 .................. 1,624 1,630,688
4.85% , 03/15/35 .................. 1,475 1,434,679
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (c) (j)
.................... EUR 2,243 $ 2,497,403
Virginia Electric & Power Co.
2.30% , 11/15/31 .................. USD 270 228,564
5.00% , 04/01/33 .................. 390 387,327
5.05% , 08/15/34 .................. 300 298,079
Series B , 6.00% , 01/15/36 ............ 145 153,623
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 .................. 350 369,731
6.88% , 04/15/32 .................. 776 802,426
6.95% , 10/15/33 .................. 286 312,156
6.00% , 04/15/34 .................. 788 813,199
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,232,563
70,516,267
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 472 449,182
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, 5.55%, 08/22/34 ........... 195 194,013
Coherent Corp., 5.00%, 12/15/29
(b)
....... 518 496,918
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
.. 175 178,905
Keysight Technologies, Inc., 4.95%, 10/15/34 . 695 674,825
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 .................. 172 160,149
3.75% , 02/15/31 .................. 71 63,368
6.63% , 07/15/32 .................. 765 775,049
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 128 130,959
2,674,186
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 151 151,452
6.25% , 04/01/28 .................. 544 545,008
6.63% , 09/01/32 .................. 617 619,789
Borr IHC Ltd., 10.00%, 11/15/28
(b)
........ 214 217,888
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
210 216,841
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 170 176,469
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 592 608,527
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 100 95,132
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 315 315,234
9.13% , 01/31/30 .................. 285 294,320
8.88% , 08/15/31 .................. 62 58,616
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 502 508,848
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 360 353,712
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 1,138 1,268,806
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. USD 178 177,099
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 272 258,675
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 230 235,719
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 235 241,791
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 267 266,228
8.25% , 05/15/29 .................. 646 648,977
8.75% , 02/15/30 .................. 356 369,028
8.50% , 05/15/31 .................. 767 772,888
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 525 534,709
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 831 843,132
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 350 366,577
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 445 459,997
10,605,462

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
Banijay Entertainment SAS
7.00% , 05/01/29
(c)
................. EUR 1,263 $ 1,439,085
8.13% , 05/01/29
(b)
................. USD 200 207,376
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 122 125,055
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 648 571,841
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... 458 445,711
Netflix, Inc.
4.88% , 04/15/28 .................. 633 636,801
5.38% , 11/15/29
(b)
................. 388 398,726
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 342 359,961
Pinewood Finco plc
6.00% , 03/27/30
(c)
................. GBP 3,452 4,467,317
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 154 138,928
Warnermedia Holdings, Inc., 4.28%, 03/15/32 1,438 1,260,167
10,050,968
Financial Services — 0.6%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
.... 375 369,643
Block, Inc.
2.75% , 06/01/26 .................. 185 178,122
3.50% , 06/01/31 .................. 5 4,432
6.50% , 05/15/32
(b)
................. 2,019 2,054,868
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 1,005,726
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (i)
............ GBP 946 1,192,374
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
........... USD 260 258,872
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 93 94,801
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 7.28%, 04/15/38
(a) (c)
..... EUR 300 329,528
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 ................. USD 994 1,002,843
Fiserv, Inc.
2.25% , 06/01/27 .................. 350 329,689
5.63% , 08/21/33 .................. 742 763,883
5.45% , 03/15/34 .................. 191 193,859
5.15% , 08/12/34 .................. 174 172,909
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
131 144,285
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 558 571,459
9.13% , 05/15/31 .................. 295 298,826
Garfunkelux Holdco 3 SA
(c)
6.75% , 11/01/25 .................. EUR 1,011 695,570
7.75% , 11/01/25 .................. GBP 381 310,980
Global Payments, Inc.
1.20% , 03/01/26 .................. USD 500 476,971
2.15% , 01/15/27 .................. 130 122,841
3.20% , 08/15/29 .................. 208 191,422
5.30% , 08/15/29 .................. 91 91,737
1.50% , 03/01/31
(b) (l)
................ 446 425,261
2.90% , 11/15/31 .................. 265 228,958
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 159 158,274
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 633 583,903
Jerrold Finco plc, 5.25%, 01/15/27
(c)
...... GBP 1,624 2,066,844
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(b)
..................... USD 270 255,201
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 1,157 1,145,313
6.50% , 08/01/29 .................. 558 557,978
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.13% , 12/15/30 .................. USD 395 $ 369,789
5.75% , 11/15/31 .................. 165 157,816
7.13% , 02/01/32 .................. 922 942,655
Nationwide Building Society
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... GBP 5,352 6,633,676
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% .... 3,250 4,159,282
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 340 374,206
Nexi SpA, 0.00%, 02/24/28
(c) (l) (m)
......... EUR 5,700 5,363,233
Opus-Chartered Issuances SA, 2.50%,
07/04/25
(a) (c) (e)
................... 943 1,029,851
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. USD 528 552,804
7.13% , 11/15/30 .................. 305 309,547
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(b)
.. 147 144,060
ProGroup AG
(c)
5.13% , 04/15/29 .................. EUR 668 705,807
5.38% , 04/15/31 .................. 1,413 1,482,581
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. USD 1,145 1,089,588
3.88% , 03/01/31 .................. 188 167,444
4.00% , 10/15/33 .................. 114 98,320
Shift4 Payments LLC
(b)
4.63% , 11/01/26 .................. 311 305,799
6.75% , 08/15/32 .................. 920 943,919
Stena International SA
(b)
7.25% , 01/15/31 .................. 2,837 2,945,192
7.63% , 02/15/31 .................. 524 548,605
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200), (3-mo. EURIBOR
+ 3.25%), 6.80%, 08/22/27
(a) (e) (g)
....... EUR 6,599 7,059,291
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (m)
................... USD 3,309 3,114,125
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/25 .................. GBP 891 924,905
4.00% , 04/18/27 .................. EUR 1,218 1,028,107
0.88% , 01/31/28 .................. 1,155 958,332
1.25% , 01/31/32 .................. 1,155 944,742
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(i)
........... 4,348 1,652,539
Worldline SA, 0.00%, 07/30/26
(c) (l) (m)
....... 4,504 4,544,014
64,827,601
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 99 102,851
Boparan Finance plc
(c)
7.63% , 11/30/25 .................. GBP 702 902,931
9.38% , 11/07/29 .................. 1,416 1,825,861
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (i)
............ USD 1,321 1,359,319
Chobani LLC
(b)
4.63% , 11/15/28 .................. 968 929,453
7.63% , 07/01/29 .................. 1,269 1,322,957
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 514 510,466
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 .................. 193 202,401
9.63% , 09/15/32 .................. 141 147,380
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 276,680
Post Holdings, Inc.
(b)
5.63% , 01/15/28 .................. 39 39,319
4.63% , 04/15/30 .................. 50 46,729
4.50% , 09/15/31 .................. 107 97,410
6.25% , 02/15/32 .................. 239 241,655
6.38% , 03/01/33 .................. 254 251,291
6.25% , 10/15/34 .................. 218 215,591

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Premier Foods Finance plc
3.50% , 10/15/26
(c)
................. GBP 977 $ 1,228,298
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 345 319,583
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 .................. EUR 240 262,522
7.25% , 04/15/28 .................. 850 966,841
5.88% , 04/30/30 .................. 1,359 1,487,891
12,737,429
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a) (b)
............... USD 229 229,570
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... 61 62,753
Atmos Energy Corp.
2.63% , 09/15/29 .................. 141 129,015
1.50% , 01/15/31 .................. 184 152,525
5.90% , 11/15/33 .................. 218 231,999
Promigas SA ESP, 3.75%, 10/16/29
(c)
...... 580 526,089
Snam SpA, (5-Year EURIBOR ICE Swap Rate +
2.16%), 4.50%
(a) (c) (j)
............... EUR 600 658,034
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... USD 239 219,201
2,209,186
Ground Transportation — 0.3%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. 371 371,293
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 .................. EUR 756 793,837
6.13% , 11/30/28 .................. GBP 944 1,165,617
Boels Topholding BV
(c)
6.25% , 02/15/29 .................. EUR 1,209 1,370,455
5.75% , 05/15/30 .................. 1,381 1,549,405
Brightline East LLC, 11.00%, 01/31/30
(b)
.... USD 242 218,544
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 356 333,200
Edge Finco plc, 8.13%, 08/15/31
(c)
....... GBP 3,117 4,060,413
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
USD 569 573,972
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 223 236,797
Loxam SAS
(c)
6.38% , 05/15/28 .................. EUR 996 1,125,624
6.38% , 05/31/29 .................. 2,511 2,856,163
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (j)
.. GBP 2,294 2,705,953
3.63% , 11/20/28
(d)
................. 373 433,378
4.88% , 09/26/31 .................. EUR 330 349,903
Norfolk Southern Corp., 2.30%, 05/15/31 ... USD 360 310,040
Penske Truck Leasing Co. LP
(b)
4.45% , 01/29/26 .................. 163 161,739
5.35% , 01/12/27 .................. 335 337,980
4.20% , 04/01/27 .................. 414 407,160
5.55% , 05/01/28 .................. 265 270,065
5.35% , 03/30/29 .................. 952 963,189
5.25% , 07/01/29 .................. 635 641,128
Ryder System, Inc., 6.60%, 12/01/33 ...... 553 600,806
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.95%, 04/22/30
(a)
...... EUR 2,643 2,891,095
Uber Technologies, Inc.
4.30% , 01/15/30 .................. USD 2,078 2,020,354
4.80% , 09/15/34 .................. 375 363,530
Union Pacific Corp., 2.40%, 02/05/30 ...... 263 235,440
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 147 151,564
27,498,644
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. USD 644 $ 622,697
3.88% , 11/01/29 .................. 71 65,484
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 1,339 1,404,839
Baxter International, Inc.
3.95% , 04/01/30 .................. 355 338,423
2.54% , 02/01/32 .................. 302 253,952
Becton Dickinson & Co., 4.87%, 02/08/29 ... 1,690 1,691,833
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 374 349,866
6.25% , 04/01/29 .................. 690 702,036
5.25% , 10/01/29 .................. 1,366 1,323,109
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
333 360,406
Solventum Corp.
(b)
5.45% , 03/13/31 .................. 4,681 4,720,326
5.60% , 03/23/34 .................. 4,002 4,033,069
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 221,197
16,087,237
Health Care Providers & Services — 0.4%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 604 585,432
Banner Health
2.34% , 01/01/30 .................. 87 77,579
1.90% , 01/01/31 .................. 36 30,611
Centene Corp.
4.63% , 12/15/29 .................. 2,374 2,268,625
3.38% , 02/15/30 .................. 3,595 3,222,817
3.00% , 10/15/30 .................. 25 21,654
2.63% , 08/01/31 .................. 1,161 966,088
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 13.17%
(a) (c) (j)
GBP 1,600 2,017,989
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. USD 760 741,199
6.00% , 01/15/29 .................. 533 501,946
5.25% , 05/15/30 .................. 515 449,457
4.75% , 02/15/31 .................. 626 522,065
10.88% , 01/15/32 ................. 864 925,961
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 208 213,445
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 187 187,974
Elevance Health, Inc.
2.25% , 05/15/30 .................. 232 202,270
2.55% , 03/15/31 .................. 448 388,602
4.10% , 05/15/32 .................. 211 198,286
5.50% , 10/15/32 .................. 2,124 2,173,860
5.38% , 06/15/34 .................. 971 980,248
Encompass Health Corp.
4.75% , 02/01/30 .................. 367 352,985
4.63% , 04/01/31 .................. 147 138,346
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 2,768 3,269,832
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 141 143,668
HCA, Inc.
3.50% , 09/01/30 .................. 3,582 3,285,470
5.45% , 04/01/31 .................. 991 1,002,059
5.45% , 09/15/34 .................. 997 989,923
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 519 494,613
Humana, Inc.
4.88% , 04/01/30 .................. 598 589,247
2.15% , 02/03/32 .................. 434 350,891
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 459 502,091
11.00% , 10/15/30 ................. 629 701,150
10.00% , 06/01/32 ................. 299 319,021
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 164 157,352

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... USD 136 $ 124,340
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 406 373,717
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 803 835,122
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 900 924,124
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 544 523,543
Series 20A , 2.29% , 08/15/30 .......... 291 254,633
5.16% , 08/15/33 .................. 152 153,377
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 141 141,660
6.75% , 05/15/31 .................. 954 975,272
UnitedHealth Group, Inc.
5.30% , 02/15/30 .................. 2,545 2,612,987
4.95% , 01/15/32 .................. 4,333 4,342,970
5.00% , 04/15/34 .................. 1,333 1,327,757
5.15% , 07/15/34 .................. 2,898 2,919,881
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 279 284,573
44,766,712
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95% , 01/15/28 .................. 268 260,900
4.50% , 07/30/29 .................. 1,504 1,471,774
2.75% , 12/15/29 .................. 812 729,430
4.90% , 12/15/30 .................. 1,134 1,126,907
1.88% , 02/01/33 .................. 217 168,968
Healthpeak OP LLC
3.00% , 01/15/30 .................. 337 307,635
5.25% , 12/15/32 .................. 773 778,871
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 560 639,322
5.25% , 08/01/26 .................. USD 292 276,194
4.63% , 08/01/29 .................. 634 493,069
3.50% , 03/15/31 .................. 456 322,916
Ventas Realty LP
5.63% , 07/01/34 .................. 569 581,670
5.00% , 01/15/35 .................. 1,445 1,396,515
Welltower OP LLC
2.75% , 01/15/32 .................. 639 551,480
3.85% , 06/15/32 .................. 970 900,446
10,006,097
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP, 5.50%, 04/15/35 .. 148 145,197
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 245 250,975
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 129 128,829
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(l)
.. 15 13,616
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 363 355,327
7.25% , 07/15/28
(b)
................. 307 318,425
4.50% , 02/15/29
(b)
................. 77 73,723
6.50% , 04/01/32
(b)
................. 1,049 1,061,449
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 326 315,743
Service Properties Trust
8.63% , 11/15/31
(b)
................. 1,535 1,622,223
8.88% , 06/15/32 .................. 494 459,339
4,744,846
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 121 115,331
4.38% , 01/15/28 .................. 275 264,485
5.63% , 09/15/29 .................. 205 204,482
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Acushnet Co., 7.38%, 10/15/28
(b)
........ USD 113 $ 117,834
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(b)
................. 385 396,327
7.25% , 04/30/30
(c)
................. EUR 2,488 2,865,318
Bertrand Franchise Finance SAS
(c)
6.50% , 07/18/30 .................. 627 708,482
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.96% , 07/18/30
(a)
............... 1,841 2,011,739
Boyd Gaming Corp., 4.75%, 12/01/27 ..... USD 298 292,394
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 403 384,309
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 984 1,008,652
6.50% , 02/15/32 .................. 835 846,786
6.00% , 10/15/32 .................. 204 198,987
Carnival Corp.
5.75% , 03/01/27
(b)
................. 31 31,093
6.00% , 05/01/29
(b)
................. 554 554,906
7.00% , 08/15/29
(b)
................. 869 908,822
5.75% , 01/15/30
(c)
................. EUR 1,569 1,817,102
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... USD 2,671 2,867,353
Carnival plc, 1.00%, 10/28/29 .......... EUR 802 754,736
Cedar Fair LP, 6.50%, 10/01/28 ......... USD 366 369,105
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 608 589,866
5.75% , 04/01/30 .................. 701 690,104
6.75% , 05/01/31 .................. 455 463,222
Cirsa Finance International SARL
(c)
(3-mo. EURIBOR + 4.50%), 7.56% ,
07/31/28
(a)
.................... EUR 865 950,313
7.88% , 07/31/28 .................. 410 472,736
6.50% , 03/15/29 .................. 447 511,313
Codere New Holdco SA
(f)(k)
7.50% , 11/30/27
(c)
................. 214 2,095
7.50% , 11/30/27
(b)
................. 156 1,230
CPUK Finance Ltd.
(c)
3.59% , 08/28/25 .................. GBP 1,585 2,014,027
4.50% , 08/28/27 .................. 534 655,361
7.88% , 08/28/29 .................. 272 360,480
Deuce Finco plc, 5.50%, 06/15/27
(c)
....... 1,000 1,260,760
Elior Group SA, 3.75%, 07/15/26
(c)
....... EUR 1,045 1,128,083
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 222 207,252
6.75% , 01/15/30 .................. 311 282,849
Flutter Treasury DAC, 6.38%, 04/29/29
(b)
... 200 204,563
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 1,061 1,158,431
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... USD 296 296,000
Hilton Domestic Operating Co., Inc.
3.75% , 05/01/29
(b)
................. 45 41,869
4.88% , 01/15/30 .................. 108 104,646
4.00% , 05/01/31
(b)
................. 144 131,171
3.63% , 02/15/32
(b)
................. 53 46,521
6.13% , 04/01/32
(b)
................. 331 334,306
5.88% , 03/15/33
(b)
................. 710 711,485
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 2,500 2,771,359
International Game Technology plc, 5.25%,
01/15/29
(b)
..................... USD 2,360 2,318,696
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 183 187,106
7.50% , 09/01/31 .................. 411 424,564
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 191 198,841
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 413 414,953

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Lottomatica SpA
(c)
5.38% , 06/01/30 .................. EUR 1,500 $ 1,689,978
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.50% , 12/15/30
(a)
............... 1,016 1,110,676
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.76% , 06/01/31
(a)
............... 626 684,889
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 337 323,128
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 339 335,017
5.75% , 07/21/28 .................. 200 191,312
5.38% , 12/04/29 .................. 343 315,345
7.63% , 04/17/32 .................. 643 651,134
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 466 456,922
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 197,196
MGM China Holdings Ltd.
(b)
5.25% , 06/18/25 .................. 200 198,875
4.75% , 02/01/27 .................. 200 193,056
MGM Resorts International, 6.13%, 09/15/29 . 496 494,246
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 406 383,280
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 2,085 2,268,435
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. USD 54 53,941
8.38% , 02/01/28 .................. 215 225,217
8.13% , 01/15/29 .................. 88 93,296
7.75% , 02/15/29 .................. 132 140,023
6.25% , 03/01/30 .................. 327 323,436
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 419 421,565
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 .................. EUR 376 434,814
10.00% , 10/11/28 ................. GBP 1,379 1,896,674
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. USD 270 191,025
5.88% , 09/01/31 .................. 342 220,654
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 277 297,741
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 345 342,119
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 94 92,209
5.38% , 07/15/27 .................. 200 199,633
5.63% , 09/30/31 .................. 1,260 1,254,853
6.25% , 03/15/32 .................. 1,629 1,660,800
6.00% , 02/01/33 .................. 989 995,072
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 428 413,131
11.25% , 12/15/27 ................. 47 48,421
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 237 231,053
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 328 336,222
6.63% , 05/01/32 .................. 105 106,981
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 360 343,591
4.63% , 12/01/31 .................. 148 134,486
6.63% , 03/15/32 .................. 242 243,188
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 6.63%), 10.17% ,
07/31/29
(a)
.................... EUR 924 1,045,284
10.75% , 07/31/29 ................. GBP 1,502 2,039,402
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 1,231 1,397,709
TUI Cruises GmbH
(c)
6.50% , 05/15/26 .................. 1,097 1,210,247
6.25% , 04/15/29 .................. 1,261 1,437,135
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 402 411,728
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. USD 325 $ 322,898
7.00% , 02/15/29 .................. 87 87,680
9.13% , 07/15/31 .................. 526 568,068
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 286 282,044
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 403 383,564
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 101 100,245
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 .................. 245 242,158
5.63% , 08/26/28 .................. 934 896,687
5.13% , 12/15/29 .................. 414 383,784
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 578 561,134
7.13% , 02/15/31 .................. 699 735,338
6.25% , 03/15/33 .................. 199 198,068
68,149,252
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 294 274,792
4.63% , 04/01/30 .................. 126 116,042
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 141 144,952
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 612 578,564
4.88% , 02/15/30 .................. 206 191,585
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
405 410,233
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
164 171,589
Empire Communities Corp., 9.75%, 05/01/29
(b)
86 89,855
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 358 394,874
LG Electronics, Inc., 5.63%, 04/24/27
(b)
..... 1,383 1,401,546
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 166 174,880
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 502 470,383
Meritage Homes Corp., 1.75%, 05/15/28
(b) (l)
.. 130 137,995
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
245 256,705
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 197 209,237
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 58,996
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 298 274,586
3.88% , 10/15/31 .................. 108 93,945
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 363 359,148
5.70% , 06/15/28 .................. 75 74,523
5,884,430
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 137 124,091
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 65 64,371
Spectrum Brands, Inc.
(b)
3.38% , 06/01/29
(l)
................. 207 209,136
3.88% , 03/15/31 .................. 75 65,671
463,269
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 .................. 483 492,206
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
.................... 860 877,200
AES Corp. (The)
1.38% , 01/15/26 .................. 1,663 1,592,619
3.95% , 07/15/30
(b)
................. 268 248,753
2.45% , 01/15/31 .................. 944 794,011

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60% ,
01/15/55
(a)
.................... USD 308 $ 319,199
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 138 134,872
4.63% , 02/01/29 .................. 77 73,015
5.00% , 02/01/31 .................. 106 100,036
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 431 418,070
Colbun SA, 3.15%, 01/19/32
(b)
.......... 1,340 1,151,563
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
.... 1,565 1,564,413
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 95 98,832
NextEra Energy Partners LP
(b)(l)
0.00% , 11/15/25
(m)
................. 953 888,196
2.50% , 06/15/26 .................. 260 243,501
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 303 326,855
TransAlta Corp., 7.75%, 11/15/29 ........ 260 274,558
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (j)
.................... 197 202,350
9,800,249
Industrial Conglomerates — 0.0%
3M Co., 2.38%, 08/26/29 ............. 3,633 3,266,374
Honeywell International, Inc., 4.70%, 02/01/30 129 129,435
3,395,809
Industrial REITs — 0.0%
Prologis LP
2.25% , 01/15/32 .................. 260 218,739
5.13% , 01/15/34 .................. 255 255,455
5.00% , 03/15/34 .................. 242 239,896
5.00% , 01/31/35 .................. 238 235,308
949,398
Insurance — 0.6%
Acrisure LLC, 7.50%, 11/06/30
(b)
......... 297 302,001
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
. 1,233 1,244,642
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 1,078 1,022,390
6.75% , 10/15/27 .................. 2,054 2,046,298
6.75% , 04/15/28 .................. 337 338,587
5.88% , 11/01/29 .................. 1,156 1,091,862
7.00% , 01/15/31 .................. 903 909,080
7.38% , 10/01/32 .................. 980 971,494
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 230 231,135
4.88% , 06/30/29 .................. 394 370,833
Aon Corp.
4.50% , 12/15/28 .................. 867 859,085
2.80% , 05/15/30 .................. 1,813 1,624,773
2.60% , 12/02/31 .................. 207 177,819
5.00% , 09/12/32 .................. 525 522,694
Aon North America, Inc., 5.15%, 03/01/29 ... 3,198 3,233,224
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 233 232,767
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
................. EUR 2,850 3,135,552
7.75% , 02/15/31
(b)
................. USD 691 708,390
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 800 817,233
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 382 384,695
Aviva plc, (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a) (c) (j)
... GBP 3,375 4,267,728
Security
Par (000)
Par (000) Value
Insurance (continued)
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (c) (j)
............... EUR 1,925 $ 2,226,380
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... USD 52 53,035
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (c) (j)
.................... GBP 1,100 1,074,612
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... 3,149 4,037,130
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. USD 2,067 2,104,082
8.13% , 02/15/32 .................. 778 787,094
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 3,652 3,774,061
7.38% , 01/31/32 .................. 4,167 4,250,761
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 446 471,719
10.50% , 12/15/30 ................. 641 690,508
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.27%), 5.00%
(a) (c) (j)
GBP 550 570,904
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a) (c) (j)
............... 2,175 2,552,144
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 .................. USD 204 177,198
5.88% , 08/01/33 .................. 370 394,693
Met Tower Global Funding, 5.25%, 04/12/29
(b)
2,621 2,671,376
Metropolitan Life Global Funding I
(b)
5.40% , 09/12/28 .................. 150 153,665
4.85% , 01/08/29 .................. 300 301,225
3.05% , 06/17/29 .................. 150 139,223
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
3,150 3,225,223
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (c) (j)
......... 5,440 5,621,587
Ryan Specialty LLC
(b)
4.38% , 02/01/30 .................. 392 371,598
5.88% , 08/01/32 .................. 195 194,348
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(c)
EUR 2,200 2,427,290
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 513 523,405
63,285,543
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
3.85% , 08/15/32 .................. 344 324,071
4.75% , 08/15/34 .................. 4,440 4,391,774
4,715,845
IT Services — 0.1%
Acuris Finance US, Inc.
(b)
5.00% , 05/01/28 .................. 563 508,104
9.00% , 08/01/29 .................. 200 196,040
Almaviva-The Italian Innovation Co. SpA,
5.00%, 10/30/30
(c)
................ EUR 1,349 1,466,201
Atos SE
(c)(f)(k)
0.00% , 11/06/24
(l) (m)
................ 700 30,457
1.75% , 05/07/25 .................. 1,800 154,422
2.50% , 11/07/28 .................. 800 35,362
1.00% , 11/12/29 .................. 900 54,031
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... USD 946 928,262
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 .................. 493 468,270
5.63% , 09/15/28 .................. 311 288,719
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
............... EUR 1,027 1,144,254
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 642 667,412

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Snowflake, Inc.
(b)(l)(m)
0.00% , 10/01/27 .................. USD 404 $ 414,302
0.00% , 10/01/29 .................. 404 410,868
Twilio, Inc.
3.63% , 03/15/29 .................. 160 147,337
3.88% , 03/15/31 .................. 285 257,086
United Group BV
(c)
4.00% , 11/15/27 .................. EUR 1,658 1,776,592
4.63% , 08/15/28 .................. 142 151,564
6.75% , 02/15/31 .................. 372 410,713
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.79% , 02/15/31
(a)
............... 604 655,359
6.50% , 10/31/31 .................. 815 888,289
11,053,644
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................ USD 201 179,648
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 231 227,156
Thermo Fisher Scientific, Inc.
2.60% , 10/01/29 .................. 173 157,921
4.98% , 08/10/30 .................. 195 198,150
5.09% , 08/10/33 .................. 125 126,434
889,309
Machinery — 0.2%
ATS Corp., 4.13%, 12/15/28
(b)
.......... 314 294,365
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 351 365,068
9.50% , 01/01/31 .................. 232 249,409
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................ 336 326,833
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. EUR 989 1,082,186
Esab Corp., 6.25%, 04/15/29
(b)
.......... USD 292 297,142
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 272 228,129
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 1,035 1,064,869
IMA Industria Macchine Automatiche SpA
(c)
3.75% , 01/15/28 .................. EUR 118 125,351
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.93% , 04/15/29
(a)
............... 3,178 3,487,656
Ingersoll Rand, Inc.
5.70% , 08/14/33 .................. USD 364 378,226
5.45% , 06/15/34 .................. 929 947,909
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 143 145,202
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
205 190,860
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
8.43% , 07/15/29
(a) (c)
.............. EUR 1,871 1,994,477
Otis Worldwide Corp., 2.57%, 02/15/30 .... USD 337 300,607
Terex Corp.
(b)
5.00% , 05/15/29 .................. 197 189,364
6.25% , 10/15/32 .................. 187 186,132
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
................. EUR 1,820 1,979,686
7.63% , 07/15/28
(b)
................. USD 977 981,408
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
................. EUR 1,341 1,448,637
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 1,544 1,518,720
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 513 466,920
18,249,156
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 1,890 1,942,871
Security
Par (000)
Par (000) Value
Media — 0.5%
Cable One, Inc.
0.00% , 03/15/26
(l) (m)
................ USD 219 $ 199,290
4.00% , 11/15/30
(b)
................. 553 435,842
Charter Communications Operating LLC
6.10% , 06/01/29 .................. 289 295,158
2.80% , 04/01/31 .................. 5,750 4,837,310
2.30% , 02/01/32 .................. 2,482 1,960,444
6.65% , 02/01/34 .................. 1,807 1,853,589
6.55% , 06/01/34 .................. 2,500 2,546,752
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 439 425,594
7.75% , 04/15/28 .................. 208 185,122
9.00% , 09/15/28 .................. 652 684,812
7.50% , 06/01/29 .................. 1,007 860,589
7.88% , 04/01/30 .................. 1,283 1,308,138
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 404 292,900
Comcast Corp.
2.65% , 02/01/30 .................. 562 506,408
3.40% , 04/01/30 .................. 302 282,160
4.25% , 10/15/30 .................. 132 128,360
1.95% , 01/15/31 .................. 685 579,690
1.50% , 02/15/31 .................. 223 183,140
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 415 369,361
5.38% , 02/01/28 .................. 600 513,510
11.25% , 05/15/28 ................. 599 584,036
11.75% , 01/31/29 ................. 1,097 1,070,167
3.38% , 02/15/31 .................. 400 286,951
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 835 803,960
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 760 703,427
5.75% , 12/01/28 .................. 810 707,706
DISH Network Corp., 11.75%, 11/15/27
(b)
... 1,790 1,884,189
GCI LLC, 4.75%, 10/15/28
(b)
........... 320 302,007
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 624 648,168
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 30 33,553
Interpublic Group of Cos., Inc. (The)
4.75% , 03/30/30 .................. 367 363,082
2.40% , 03/01/31 .................. 543 463,061
Lamar Media Corp., 4.00%, 02/15/30 ...... 118 109,089
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 670 628,004
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 390 396,956
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 890 831,731
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 321 316,142
4.25% , 01/15/29 .................. 241 226,000
4.63% , 03/15/30 .................. 361 335,808
7.38% , 02/15/31 .................. 353 372,766
Paramount Global
4.95% , 01/15/31 .................. 244 226,677
4.20% , 05/19/32 .................. 447 389,532
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 371 322,363
SES SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.19%),
2.88%
(j)
...................... EUR 1,717 1,744,401
(5-Year EURIBOR ICE Swap Rate + 3.59%),
6.00% , 09/12/54 ................ 2,100 2,090,568
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. USD 740 709,842
5.00% , 08/01/27 .................. 26 25,479
4.00% , 07/15/28 .................. 191 178,445
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 608 578,159
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 1,519 1,646,468

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Summer BidCo BV
10.00% , 02/15/29
(c)
................ EUR 933 $ 1,017,192
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 2,120 1,939,800
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (i)
.......... EUR 4,460 3,859,194
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 2,600 2,528,643
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 612 607,202
8.00% , 08/15/28 .................. 510 518,286
8.50% , 07/31/31 .................. 610 599,593
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................ GBP 2,142 2,575,567
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 234 232,262
Ziggo Bond Co. BV
5.13% , 02/28/30
(b)
................. USD 200 181,021
6.13% , 11/15/32
(c)
................. EUR 1,713 1,850,040
Ziggo BV
2.88% , 01/15/30
(c)
................. 1,933 1,947,552
4.88% , 01/15/30
(b)
................. USD 200 185,447
55,468,705
Metals & Mining — 0.3%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
999 1,017,631
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 840 760,200
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 674 573,109
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 240 252,268
11.50% , 10/01/31 ................. 1,080 1,201,758
ATI, Inc.
4.88% , 10/01/29 .................. 296 280,373
7.25% , 08/15/30 .................. 188 194,823
5.13% , 10/01/31 .................. 360 339,867
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,156 1,167,027
Carpenter Technology Corp., 7.63%, 03/15/30 459 474,320
Cleveland-Cliffs, Inc.
(b)
6.88% , 11/01/29 .................. 234 234,908
7.38% , 05/01/33 .................. 188 189,391
Constellium SE
5.63% , 06/15/28
(b)
................. 250 243,944
3.75% , 04/15/29
(b)
................. 1,043 943,806
5.38% , 08/15/32
(c)
................. EUR 1,779 1,920,594
6.38% , 08/15/32
(b)
................. USD 338 332,710
CSN Resources SA, 8.88%, 12/05/30
(b)
.... 1,069 1,072,218
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 341 335,032
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
653 691,925
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 191 191,130
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 616 455,840
Glencore Funding LLC
(b)
5.37% , 04/04/29 .................. 1,610 1,632,869
5.70% , 05/08/33 .................. 86 88,223
6.50% , 10/06/33 .................. 2,452 2,635,133
5.63% , 04/04/34 .................. 1,376 1,397,306
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 76 72,408
4.50% , 06/01/31 .................. 1,265 1,129,277
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 62 65,272
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 .................. 411 411,822
6.95% , 10/17/31 .................. 519 520,038
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 591 600,466
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 687 660,976
4.75% , 01/30/30 .................. 636 596,803
3.88% , 08/15/31 .................. 728 639,344
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
POSCO, 5.75%, 01/17/28
(b)
............ USD 309 $ 315,344
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c) (i)
.......... 767 719,448
Steel Dynamics, Inc., 5.38%, 08/15/34 ..... 1,870 1,883,362
Stillwater Mining Co., 4.00%, 11/16/26
(c)
.... 621 584,125
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,663 1,549,708
6.13% , 06/12/33 .................. 1,182 1,208,181
6.40% , 06/28/54 .................. 575 576,983
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
.. 1,035 945,473
31,105,435
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. 140 135,553
4.75% , 06/15/29 .................. 252 240,087
7.00% , 07/15/31 .................. 248 257,214
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 155 149,399
7.25% , 04/01/29 .................. 368 376,571
6.00% , 04/15/30 .................. 94 92,141
1,250,965
Multi-Utilities — 0.2%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a) (c) (j)
............... EUR 1,975 2,197,180
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
..................... USD 2,169 2,181,101
Berkshire Hathaway Energy Co.
3.70% , 07/15/30 .................. 237 225,051
1.65% , 05/15/31 .................. 668 551,550
CenterPoint Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................ 149 152,732
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ..................... 1,155 1,152,390
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(a) (c)
.................... GBP 1,377 1,810,196
Consumers Energy Co.
3.80% , 11/15/28 .................. USD 720 697,732
4.90% , 02/15/29 .................. 599 605,193
4.60% , 05/30/29 .................. 1,474 1,471,121
4.70% , 01/15/30 .................. 258 257,828
Dominion Energy, Inc.
5.38% , 11/15/32 .................. 128 130,165
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(a)
............... 515 547,961
NiSource, Inc.
5.25% , 03/30/28 .................. 1,117 1,133,091
5.40% , 06/30/33 .................. 660 666,954
5.35% , 04/01/34 .................. 284 284,883
San Diego Gas & Electric Co., 4.95%, 08/15/28 1,054 1,064,413
Sempra
3.25% , 06/15/27 .................. 121 116,263
3.40% , 02/01/28 .................. 137 131,105
3.70% , 04/01/29 .................. 1,418 1,348,011
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88% ,
10/01/54
(a)
.................... 914 930,160
17,655,080

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 1.0%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54
(b)
.. USD 831 $ 772,830
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 411 413,849
Antero Midstream Partners LP, 6.63%,
02/01/32
(b)
..................... 297 300,299
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 179 212,449
8.25% , 12/31/28 .................. 260 265,294
5.88% , 06/30/29 .................. 435 420,227
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 108 109,892
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 246 252,362
7.25% , 07/15/32 .................. 198 204,535
Buckeye Partners LP
6.88% , 07/01/29
(b)
................. 107 108,759
5.85% , 11/15/43 .................. 249 215,232
5.60% , 10/15/44 .................. 194 164,586
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 862 867,519
3.70% , 11/15/29 .................. 547 515,230
Cheniere Energy Partners LP
4.00% , 03/01/31 .................. 1,880 1,738,181
5.95% , 06/30/33 .................. 302 310,590
5.75% , 08/15/34
(b)
................. 1,051 1,062,259
Cheniere Energy, Inc., 5.65%, 04/15/34 .... 1,488 1,497,468
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 663 663,203
8.38% , 01/15/29 .................. 472 490,982
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 254 262,501
8.63% , 11/01/30 .................. 533 559,952
8.75% , 07/01/31 .................. 408 427,323
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 395,598
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 818 783,265
5.88% , 01/15/30 .................. 259 236,639
ConocoPhillips Co., 6.95%, 04/15/29 ...... 838 918,384
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 794 806,902
Coterra Energy, Inc., 4.38%, 03/15/29 ..... 227 219,783
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 923 878,324
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. 293 289,295
7.38% , 01/15/33 .................. 657 637,270
DCP Midstream Operating LP
8.13% , 08/16/30 .................. 635 728,052
3.25% , 02/15/32 .................. 3,474 3,016,147
Devon Energy Corp., 5.20%, 09/15/34 ..... 3,893 3,747,879
Diamondback Energy, Inc., 5.40%, 04/18/34 . 5,960 5,949,522
DT Midstream, Inc.
(b)
4.13% , 06/15/29 .................. 584 548,410
4.38% , 06/15/31 .................. 146 134,308
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 .................. 1,873 1,619,302
4.39% , 11/30/46 .................. 1,166 925,148
Enbridge, Inc.
5.90% , 11/15/26 .................. 748 764,414
5.70% , 03/08/33 .................. 241 247,137
2.50% , 08/01/33 .................. 360 293,274
5.63% , 04/05/34 .................. 2,061 2,095,820
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
.................... 174 179,729
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
.................... 273 280,289
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ USD 233 $ 239,173
Energy Transfer LP
6.05% , 12/01/26 .................. 3,307 3,386,742
6.10% , 12/01/28 .................. 1,805 1,882,164
3.75% , 05/15/30 .................. 335 312,478
6.40% , 12/01/30 .................. 1,053 1,116,370
6.55% , 12/01/33 .................. 2,430 2,606,088
5.60% , 09/01/34 .................. 1,713 1,725,686
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 470 498,010
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
.................... 332 335,530
EQM Midstream Partners LP
(b)
4.50% , 01/15/29 .................. 53 51,020
6.38% , 04/01/29 .................. 239 242,720
7.50% , 06/01/30 .................. 205 220,460
EQT Corp.
3.13% , 05/15/26
(b)
................. 37 35,809
5.00% , 01/15/29 .................. 165 163,013
5.75% , 02/01/34 .................. 225 225,686
Expand Energy Corp., 5.38%, 02/01/29 .... 421 414,711
Exxon Mobil Corp., 3.48%, 03/19/30 ...... 321 304,040
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 625 503,382
Genesis Energy LP
7.75% , 02/01/28 .................. 239 241,411
8.25% , 01/15/29 .................. 285 291,072
8.88% , 04/15/30 .................. 210 216,315
7.88% , 05/15/32 .................. 423 422,706
GNL Quintero SA, 4.63%, 07/31/29
(c)
...... 471 464,577
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 197 198,019
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 124 126,960
Hess Corp., 4.30%, 04/01/27 ........... 4,620 4,571,075
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 282 286,680
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 143 139,523
5.75% , 02/01/29 .................. 384 368,462
8.38% , 11/01/33 .................. 329 343,975
6.88% , 05/15/34 .................. 372 356,085
7.25% , 02/15/35 .................. 149 146,162
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 .................. 352 371,383
7.38% , 07/15/32 .................. 255 260,158
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 612 565,545
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 466 391,440
Kinder Morgan, Inc.
5.10% , 08/01/29 .................. 449 451,192
5.40% , 02/01/34 .................. 1,805 1,799,193
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 116 118,476
5.88% , 06/15/30 .................. 62 61,523
Marathon Oil Corp.
4.40% , 07/15/27 .................. 175 173,605
5.30% , 04/01/29 .................. 336 342,029
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 359 365,489
6.50% , 04/15/32 .................. 597 591,249
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 407,885

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... USD 102 $ 99,939
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 58 50,918
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 488 491,151
8.38% , 02/15/32 .................. 1,248 1,257,787
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 196 197,902
3.63% , 04/15/29
(l)
................. 251 290,031
8.75% , 06/15/31 .................. 431 445,914
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 190 194,986
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 136 133,373
ONEOK, Inc., 5.05%, 11/01/34 .......... 1,729 1,677,617
Ovintiv, Inc.
5.38% , 01/01/26 .................. 2,231 2,234,394
6.25% , 07/15/33 .................. 2,884 2,974,297
Parkland Corp., 6.63%, 08/15/32
(b)
....... 261 260,454
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 367 366,373
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 581 597,122
9.88% , 07/15/31 .................. 275 303,865
7.00% , 01/15/32 .................. 293 298,887
6.25% , 02/01/33 .................. 517 513,275
Pioneer Natural Resources Co., 1.90%,
08/15/30 ...................... 1,755 1,494,432
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 605 620,730
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 300 304,151
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 .................. 839 855,881
6.95% , 03/05/54 .................. 341 346,328
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 162 152,179
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 .................. 139 140,511
5.00% , 03/15/27 .................. 142 142,309
4.50% , 05/15/30 .................. 462 449,366
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 441 457,797
SM Energy Co.
6.50% , 07/15/28 .................. 298 297,159
7.00% , 08/01/32
(b)
................. 138 136,881
South Bow Canadian Infrastructure Holdings
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%), 7.63%,
03/01/55
(a) (b)
.................... 129 132,830
South Bow USA Infrastructure Holdings LLC,
5.03%, 10/01/29
(b)
................ 207 203,668
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 148 152,908
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 283 271,787
7.38% , 02/15/29 .................. 195 195,642
6.00% , 12/31/30 .................. 195 183,010
6.00% , 09/01/31 .................. 136 126,155
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 38 39,137
9.38% , 02/01/31 .................. 281 289,317
Targa Resources Corp.
6.13% , 03/15/33 .................. 136 142,111
6.50% , 03/30/34 .................. 2,490 2,671,191
5.50% , 02/15/35 .................. 556 554,767
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 631 595,703
Tosco Corp., 8.13%, 02/15/30 .......... 1,888 2,190,931
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 2,910 $ 3,477,931
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... USD 127 117,100
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 2,485 2,746,683
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.44%),
9.00%
(a) (j)
..................... 3,762 3,761,718
8.38% , 06/01/31 .................. 830 862,109
9.88% , 02/01/32 .................. 1,459 1,592,538
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 212 209,498
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 2,281 2,370,137
Vital Energy, Inc.
9.75% , 10/15/30 .................. 282 297,541
7.88% , 04/15/32
(b)
................. 750 720,763
Western Midstream Operating LP, 3.95%,
06/01/25 ...................... 1,264 1,255,928
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 210 203,671
Williams Cos., Inc. (The), 5.30%, 08/15/28 .. 237 240,643
109,257,110
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(c)
................. EUR 1,100 1,152,265
4.88% , 02/04/28
(b)
................. USD 2,673 2,528,952
Glatfelter Corp., 7.25%, 11/15/31
(b)
....... 144 142,776
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... 1,205 1,231,510
Suzano Austria GmbH
2.50% , 09/15/28 .................. 103 93,086
Series DM3N , 3.13% , 01/15/32 ........ 879 737,042
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
..................... EUR 742 832,482
6,718,113
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
.......... USD 396 383,084
American Airlines, Inc., 8.50%, 05/15/29
(b)
... 478 502,345
AS Mileage Plan IP Ltd.
(b)
5.02% , 10/20/29 .................. 587 570,150
5.31% , 10/20/31 .................. 721 695,772
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
571 556,011
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
. 310 310,388
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 .. —
(n)
1
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 1,916 1,982,244
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 654 625,946
5,625,941
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 165 168,234
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 340 335,750
503,984
Pharmaceuticals — 0.5%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 448 447,177
Astrazeneca Finance LLC
4.85% , 02/26/29 .................. 131 132,246
4.90% , 02/26/31 .................. 37 37,381
4.88% , 03/03/33 .................. 152 153,186
Bausch Health Cos., Inc.
(b)
6.13% , 02/01/27 .................. 561 506,387
5.75% , 08/15/27 .................. 47 38,790
11.00% , 09/30/28 ................. 993 913,719

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ..................... EUR 2,200 $ 2,371,312
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 3,100 3,522,889
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ..................... 2,000 2,319,952
Bayer Corp., 6.65%, 02/15/28
(b)
......... USD 826 854,850
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 .................. 3,806 3,767,920
4.38% , 12/15/28 .................. 1,722 1,664,553
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.. 5,163 5,275,785
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 320 317,991
3.13% , 02/15/29 .................. 395 383,480
3.50% , 04/01/30 .................. 211 204,224
Cheplapharm Arzneimittel GmbH
(c)
4.38% , 01/15/28 .................. EUR 1,630 1,750,869
7.50% , 05/15/30 .................. 1,751 2,023,577
Eli Lilly & Co., 4.60%, 08/14/34 ......... USD 798 779,987
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
435 465,112
Gruenenthal GmbH
(c)
4.13% , 05/15/28 .................. EUR 1,636 1,775,110
6.75% , 05/15/30 .................. 1,612 1,869,339
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 361 341,612
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 .................. EUR 3,308 3,764,248
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.89% , 10/23/30
(a)
............... 1,458 1,588,318
Organon & Co.
2.88% , 04/30/28
(c)
................. 2,362 2,481,525
4.13% , 04/30/28
(b)
................. USD 340 322,154
7.88% , 05/15/34
(b)
................. 231 238,448
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 2,260 2,256,336
4.75% , 05/19/33 .................. 2,533 2,495,518
Rossini SARL
(c)
6.75% , 12/31/29 .................. EUR 1,865 2,132,488
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
7.22% , 12/31/29
(a)
............... 2,711 2,965,994
Teva Pharmaceutical Finance Netherlands II BV
7.38% , 09/15/29 .................. 1,101 1,348,811
4.38% , 05/09/30 .................. 2,085 2,251,244
7.88% , 09/15/31 .................. 1,452 1,879,502
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 564 537,210
4.75% , 05/09/27 .................. 284 275,392
7.88% , 09/15/29 .................. 293 316,531
8.13% , 09/15/31 .................. 314 351,853
57,123,020
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
.. 294 304,516
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 1,051 986,909
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 687 673,136
Equifax, Inc., 4.80%, 09/15/29 .......... 2,990 2,964,861
KBR, Inc., 4.75%, 09/30/28
(b)
........... 49 46,856
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c) (i)
............ EUR 1,334 679,961
Science Applications International Corp., 4.88%,
04/01/28
(b)
..................... USD 474 463,980
Verisk Analytics, Inc., 5.25%, 06/05/34 ..... 298 299,690
6,419,909
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.2%
ADLER Financing SARL
(i)
Series 1L , 12.50% , ( 12.50 % Cash or 12.50%
PIK), 12/31/28 ................. EUR 2,265 $ 2,506,185
Series 1.5L , 14.00% , ( 14.00 % Cash or
14.00 % PIK), 12/31/29
(c)
........... 1,423 1,617,954
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
1,100 1,148,664
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 423 370,672
7.00% , 04/15/30
(b)
................. 187 163,883
Aroundtown Finance SARL
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% .... GBP 329 392,412
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ....................... EUR 4,056 4,000,741
Aroundtown SA
(c)
0.00% , 07/16/26 .................. 400 410,739
0.38% , 04/15/27 .................. 700 701,729
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... 1,660 1,609,819
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... 900 595,217
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a) (c) (j)
.............. 1,597 1,472,397
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... 483 502,192
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 314 315,698
8.88% , 09/01/31 .................. 296 318,913
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 12/31/27
(c)
................ EUR 900 831,370
Fantasia Holdings Group Co. Ltd.
(c)(f)(k)
15.00% , 12/18/21 ................. USD 1,735 43,375
11.88% , 06/01/24 ................. 1,500 37,500
7.95% , 07/05/24 .................. 1,650 41,250
9.25% , 07/28/24 .................. 3,540 88,500
12.25% , 10/18/24 ................. 3,269 81,725
9.88% , 10/19/24 .................. 2,640 66,000
10.88% , 01/09/25 ................. 1,345 33,625
11.75% , 04/17/25 ................. 2,039 50,975
Fastighets AB Balder, 1.13%, 01/29/27
(c)
.... EUR 444 459,726
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a) (j)
..................... 1,124 1,153,064
1.13% , 01/21/26 .................. 220 232,357
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (j)
..................... 1,725 1,656,646
Heimstaden Bostad Treasury BV
(c)
0.63% , 07/24/25 .................. 216 229,862
1.38% , 03/03/27 .................. 203 209,728
1.00% , 04/13/28 .................. 422 417,810
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. USD 149 137,215
4.38% , 02/01/31 .................. 104 93,199
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a) (c) (j)
......... 544 541,620
Modernland Overseas Pte. Ltd.
(c)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
04/30/27
(f) (i) (k)
................... 1,250 415,136
Series 2 , 6.00% , 04/30/27 ............ 106 10,593
Sunac China Holdings Ltd.
(c)(i)
5.00% , ( 5.00 % Cash or 6.00 % PIK),
09/30/25 ..................... 135 22,875
6.25% , ( 6.25 % Cash or 6.25 % PIK),
09/30/26
(f) (k)
................... 136 21,632
5.50% , ( 5.50 % Cash or 6.50 % PIK),
09/30/27 ..................... 272 40,588

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.75% , ( 5.75 % Cash or 6.75 % PIK),
09/30/28 ..................... USD 409 $ 57,601
6.00% , ( 6.00 % Cash or 7.00 % PIK),
09/30/29 ..................... 410 55,869
6.25% , ( 6.25 % Cash or 7.25 % PIK),
09/30/30 ..................... 193 25,171
1.00% , ( 1.00 % Cash or 2.00 % PIK),
09/30/32
(l)
..................... 159 16,589
23,198,816
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50% , 02/01/34 .................. 320 321,764
5.50% , 07/15/34 .................. 903 909,194
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 491,180
Camden Property Trust, 2.80%, 05/15/30 ... 1,015 916,097
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 .................. 860 864,230
4.88% , 02/01/35 .................. 360 344,276
UDR, Inc., 4.40%, 01/26/29 ............ 190 185,703
4,032,444
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 355 342,102
Realty Income Corp.
4.70% , 12/15/28 .................. 1,463 1,461,509
5.13% , 02/15/34 .................. 364 362,007
Regency Centers LP
5.25% , 01/15/34 .................. 775 779,849
5.10% , 01/15/35 .................. 271 267,301
3,212,768
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
(c)
2.13% , 11/03/27
(l)
................. EUR 400 345,343
10.50% , 03/30/29 ................. 1,532 1,688,930
Analog Devices, Inc., 2.10%, 10/01/31 ..... USD 117 99,118
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(e) (g)
..... 727 729,763
Broadcom Corp., 3.50%, 01/15/28 ....... 331 318,711
Broadcom, Inc.
4.15% , 11/15/30 .................. 2,103 2,018,077
5.15% , 11/15/31 .................. 1,000 1,008,665
4.15% , 04/15/32
(b)
................. 2,564 2,419,515
4.30% , 11/15/32 .................. 1,574 1,497,173
3.42% , 04/15/33
(b)
................. 3,313 2,918,990
4.80% , 10/15/34 .................. 1,998 1,932,155
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 642 621,942
Foundry JV Holdco LLC, 6.25%, 01/25/35
(b)
.. 1,883 1,925,722
Lam Research Corp.
4.00% , 03/15/29 .................. 200 195,675
1.90% , 06/15/30 .................. 122 105,125
Micron Technology, Inc., 5.88%, 02/09/33 ... 915 946,318
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (l)
.. 434 417,291
NXP BV
3.40% , 05/01/30 .................. 147 135,165
2.50% , 05/11/31 .................. 654 558,679
2.65% , 02/15/32 .................. 1,254 1,058,928
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
. 176 175,701
SK Hynix, Inc., 6.50%, 01/17/33
(b)
........ 576 618,319
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 135 123,840
21,859,145
Software — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 3,129 2,959,307
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 326 320,243
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 555 580,054
Security
Par (000)
Par (000) Value
Software (continued)
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.17% , 05/15/28 ................ EUR 865 $ 938,551
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
9.04% , 05/15/28 ................ 1,876 2,045,721
Central Parent LLC, 8.00%, 06/15/29
(b)
..... USD 610 623,368
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 488 489,845
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 1,213 1,144,789
4.88% , 07/01/29 .................. 910 860,006
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 3,534 3,451,176
9.00% , 09/30/29 .................. 3,797 3,796,655
8.25% , 06/30/32 .................. 2,445 2,513,088
Elastic NV, 4.13%, 07/15/29
(b)
.......... 613 567,256
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 469 445,387
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
................. 250 229,145
7.88% , 05/01/29
(c)
................. EUR 3,037 3,342,313
8.75% , 05/01/29
(b)
................. USD 200 203,058
McAfee Corp., 7.38%, 02/15/30
(b)
........ 629 606,414
Oracle Corp.
4.20% , 09/27/29 .................. 2,975 2,898,043
6.15% , 11/09/29 .................. 423 447,501
2.95% , 04/01/30 .................. 5,702 5,173,472
4.90% , 02/06/33 .................. 1,228 1,211,588
4.30% , 07/08/34 .................. 1,227 1,145,513
4.70% , 09/27/34 .................. 1,691 1,625,980
SS&C Technologies, Inc.
(b)
5.50% , 09/30/27 .................. 665 662,357
6.50% , 06/01/32 .................. 778 791,950
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.68%, 07/31/31
(a) (c)
..... EUR 1,712 1,871,306
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 3,354 3,436,211
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 308 293,128
VMware LLC
3.90% , 08/21/27 .................. 863 843,885
2.20% , 08/15/31 .................. 2,022 1,688,758
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
489 445,455
47,651,523
Specialized REITs — 0.1%
American Tower Corp.
2.75% , 01/15/27 .................. 1,381 1,324,129
3.13% , 01/15/27 .................. 735 710,421
5.50% , 03/15/28 .................. 1,539 1,568,157
5.80% , 11/15/28 .................. 163 168,272
2.30% , 09/15/31 .................. 83 69,686
Crown Castle, Inc.
4.00% , 03/01/27 .................. 21 20,633
5.00% , 01/11/28 .................. 97 97,179
3.80% , 02/15/28 .................. 622 601,040
4.80% , 09/01/28 .................. 41 40,776
5.60% , 06/01/29 .................. 201 206,033
3.10% , 11/15/29 .................. 404 369,118
2.25% , 01/15/31 .................. 43 36,427
5.10% , 05/01/33 .................. 390 384,591
5.80% , 03/01/34 .................. 124 127,523
Equinix, Inc.
3.20% , 11/18/29 .................. 441 407,435
2.15% , 07/15/30 .................. 60 51,789
2.50% , 05/15/31 .................. 172 148,427
3.90% , 04/15/32 .................. 169 157,616
Extra Space Storage LP
5.40% , 02/01/34 .................. 2,534 2,535,213
5.35% , 01/15/35 .................. 196 194,685

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. USD 235 $ 241,656
5.25% , 07/15/30 .................. 26 25,139
5.63% , 07/15/32 .................. 245 237,674
SBA Communications Corp.
3.88% , 02/15/27 .................. 229 221,636
3.13% , 02/01/29 .................. 347 315,784
10,261,039
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29
(c)
......... EUR 2,302 2,553,580
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. USD 123 118,727
4.75% , 03/01/30 .................. 89 83,754
5.00% , 02/15/32
(b)
................. 68 62,642
Carvana Co.
(b)(i)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 810 858,246
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 1,019 1,183,510
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.. GBP 1,799 2,441,506
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 221 231,036
Dufry One BV, 4.75%, 04/18/31
(c)
........ EUR 857 954,425
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.30%, 07/15/31
(a) (c)
..... 2,392 2,621,412
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 394 438,091
Fressnapf Holding SE, 5.25%, 10/31/31
(c)
... EUR 1,891 2,049,438
Goldstory SAS
(c)
6.75% , 02/01/30 .................. 1,798 2,018,418
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.63% , 02/01/30
(a)
............... 496 541,952
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 144 144,646
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 474 447,440
Home Depot, Inc. (The), 4.95%, 06/25/34 ... 1,733 1,733,490
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
212 205,569
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 155 146,464
8.25% , 08/01/31 .................. 544 568,150
Lowe's Cos., Inc., 3.65%, 04/05/29 ....... 2,388 2,283,651
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 833 808,503
Staples, Inc., 10.75%, 09/01/29
(b)
........ 240 232,076
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 2,469 2,477,125
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (i)
............ 319 319,260
25,523,111
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
5.40% , 04/15/34 .................. 180 182,130
3.45% , 12/15/51 .................. 69 48,260
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 920 989,874
8.50% , 07/15/31 .................. 85 91,633
1,311,897
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25% , 03/15/29 .................. 415 380,639
4.13% , 08/15/31 .................. 40 35,039
European TopSoho SARL, Series SMCP,
4.00%, 10/14/24
(c) (e) (f) (k) (l)
............ EUR 1,300 410,082
Hanesbrands, Inc.
(b)
4.88% , 05/15/26 .................. USD 355 350,699
9.00% , 02/15/31 .................. 43 46,072
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 221 205,981
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 6.93%, 07/01/29
(a) (c)
. EUR 1,061 1,165,644
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
S&S Holdings LLC, 8.38%, 10/01/31
(b)
..... USD 86 $ 86,215
2,680,371
Tobacco — 0.1%
BAT Capital Corp.
4.70% , 04/02/27 .................. 2,401 2,397,477
3.56% , 08/15/27 .................. 563 546,022
6.34% , 08/02/30 .................. 770 812,545
5.83% , 02/20/31 .................. 605 624,128
6.42% , 08/02/33 .................. 1,008 1,073,091
6.00% , 02/20/34 .................. 539 557,733
BAT International Finance plc, 5.93%, 02/02/29 1,086 1,125,340
7,136,336
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.88% , 01/15/26 .................. 1,449 1,414,764
1.88% , 08/15/26 .................. 1,431 1,359,875
3.63% , 04/01/27 .................. 441 427,329
Series D , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.00%
(a) (j)
..................... 709 698,337
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,823 1,721,464
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 .................. 273 253,823
6.50% , 08/01/30 .................. 286 290,711
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
145 146,398
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 888 870,561
7.88% , 12/01/30 .................. 288 303,403
7.00% , 05/01/31 .................. 1,341 1,379,103
7.00% , 06/15/32 .................. 632 648,434
5.88% , 04/15/33 .................. 434 423,131
GATX Corp.
5.40% , 03/15/27 .................. 1,281 1,298,812
3.50% , 03/15/28 .................. 225 214,498
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 126 116,343
Herc Holdings, Inc.
(b)
5.50% , 07/15/27 .................. 423 420,212
6.63% , 06/15/29 .................. 263 269,092
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 333 321,917
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 .................. 1,242 1,261,968
6.13% , 03/15/34 .................. 282 284,353
WESCO Distribution, Inc.
(b)
6.38% , 03/15/29 .................. 400 408,155
6.63% , 03/15/32 .................. 107 109,647
14,642,330
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV
(a)(c)(j)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 900 970,066
(5-Year EUR Swap Annual + 3.69%), 3.25% 600 646,711
1,616,777
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 3.63%, 04/22/29 .. USD 1,257 1,185,678
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 888 843,465
Kenbourne Invest SA, 4.70%, 01/22/28
(c) (f) (k)
.. 787 475,151
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 1,685 1,721,228
Odido Group Holding BV, 5.50%, 01/15/30
(c)
. EUR 1,239 1,320,768
Rogers Communications, Inc., 3.80%, 03/15/32 USD 5,184 4,725,271
SoftBank Group Corp.
(c)
3.13% , 09/19/25 .................. EUR 1,611 1,733,615
5.00% , 04/15/28 .................. 247 271,361

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.38% , 01/08/29 .................. EUR 1,714 $ 1,899,454
3.38% , 07/06/29 .................. 100 102,623
4.00% , 09/19/29 .................. 2,688 2,826,273
3.88% , 07/06/32 .................. 1,645 1,646,201
5.75% , 07/08/32 .................. 2,136 2,375,804
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,400 1,522,850
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,077,188
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,100 4,794,258
(EUAMDB08 + 3.62%), 6.75% ........ 1,200 1,457,041
(EUAMDB08 + 3.12%), 5.75% ........ 2,300 2,645,680
T-Mobile USA, Inc.
4.75% , 02/01/28 .................. USD 5,648 5,624,211
4.95% , 03/15/28 .................. 3,127 3,144,412
3.88% , 04/15/30 .................. 2,183 2,073,240
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
................. GBP 1,259 1,461,076
4.50% , 07/15/31
(c)
................. 2,770 3,064,584
5.63% , 04/15/32
(c)
................. EUR 1,396 1,518,566
7.75% , 04/15/32
(b)
................. USD 200 200,241
Vodafone Group plc
7.88% , 02/15/30 .................. 10 11,440
(5-Year EUR Swap Annual + 3.43%), 4.20% ,
10/03/78
(a) (c)
................... EUR 439 483,114
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78
(a) (c)
................... GBP 2,384 3,052,346
(5-Year EUR Swap Annual + 3.00%), 2.63% ,
08/27/80
(a) (c)
................... EUR 785 839,602
(5-Year EUR Swap Annual + 3.49%), 6.50% ,
08/30/84
(a) (c)
................... 1,614 1,914,513
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86
(a) (c)
................... GBP 845 1,184,913
Zegona Finance plc, 6.75%, 07/15/29
(c)
.... EUR 3,413 3,902,756
61,098,923
Total Corporate Bonds — 18 .0%
(Cost: $ 1,948,778,834 ) ............................ 1,947,765,263
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
Mizuho Markets Cayman LP ( L3Harris
Technologies, Inc. ) , 19.75% , 12/12/24 .... USD 42 10,271,300
Royal Bank of Canada ( RTX Corp. ) ,
22.65% , 11/15/24 ................. 47 5,682,891
15,954,191
Air Freight & Logistics — 0.1%
Societe Generale SA ( United Parcel Service,
Inc. ) , 17.46% , 12/09/24
(b) (c)
........... 46 6,161,599
Automobile Components — 0.0%
(b)(c)
Barclays Bank plc ( BorgWarner, Inc. ) ,
17.98% , 11/01/24 ................. 61 2,018,102
Royal Bank of Canada ( Lear Corp. ) ,
25.98% , 11/12/24 ................. 9 879,260
2,897,362
Automobiles — 0.1%
(b)(c)
Barclays Bank plc ( General Motors Co. ) ,
18.84% , 12/05/24 ................. 95 4,868,993
Mizuho Markets Cayman LP ( General Motors
Co. ) , 22.97% , 12/05/24 .............. 83 4,199,155
9,068,148
Security
Par (000)
Par (000) Value
Banks — 0.7%
(b)(c)
Barclays Bank plc ( First Citizens BancShares,
Inc. ) , 15.88% , 12/19/24 .............. USD 6 $ 12,001,234
Barclays Bank plc ( JPMorgan Chase & Co. ) ,
14.52% , 11/26/24 ................. 68 15,041,137
Barclays Bank plc ( US Bancorp ) ,
13.61% , 12/02/24 ................. 51 2,493,413
Barclays Bank plc ( Wells Fargo & Co. ) ,
21.43% , 11/26/24 ................. 82 5,199,196
HSBC Bank plc ( Banco Santander SA ) ,
15.45% , 12/17/24 ................. EUR 91 9,679,078
JPMorgan Structured Products BV ( Wells Fargo
& Co. ) , 23.69% , 11/22/24 ............ USD 225 13,240,241
Royal Bank of Canada ( Bank of America Corp. ) ,
12.80% , 11/29/24 ................. 119 5,011,641
Royal Bank of Canada (Citigroup, Inc.)
22.28% , 11/29/24 ................. 40 2,559,059
17.84% , 12/19/24 ................. 131 8,433,760
73,658,759
Beverages — 0.1%
(b)(c)
Barclays Bank plc ( PepsiCo, Inc. ) ,
6.98% , 11/26/24 .................. 18 3,016,914
Royal Bank of Canada ( Diageo plc ) ,
15.45% , 11/06/24 ................. GBP 63 1,940,637
Societe Generale SA ( Coca-Cola Co. (The) ) ,
11.31% , 12/06/24 ................. USD 111 7,285,613
Societe Generale SA ( Constellation Brands,
Inc. ) , 17.67% , 12/19/24 .............. 15 3,416,065
15,659,229
Biotechnology — 0.0%
Mizuho Markets Cayman LP ( AbbVie, Inc. ) ,
14.72% , 12/13/24
(b) (c)
............... 12 2,530,310
Broadline Retail — 0.2%
(b)(c)
BNP Paribas SA ( MercadoLibre, Inc. ) ,
19.39% , 11/01/24 ................. 2 3,083,210
Morgan Stanley & Co. LLC ( Alibaba Group
Holding Ltd. ) , 16.05% , 12/12/24 ........ 28 2,784,182
Royal Bank of Canada ( MercadoLibre, Inc. ) ,
15.95% , 11/01/24 ................. 2 4,390,440
Societe Generale SA ( eBay, Inc. ) ,
14.22% , 11/07/24 ................. 90 5,175,973
UBS AG ( eBay, Inc. ) , 15.17% , 12/17/24 ..... 44 2,517,036
17,950,841
Building Products — 0.2%
(b)(c)
Barclays Bank plc (Johnson Controls
International plc)
16.75% , 11/05/24 ................. 45 3,327,529
25.07% , 11/22/24 ................. 59 4,464,379
BNP Paribas SA ( Trane Technologies plc ) ,
16.91% , 11/01/24 ................. 9 3,305,434
Morgan Stanley & Co. LLC ( Allegion plc ) ,
20.55% , 12/05/24 ................. 21 2,959,561
Royal Bank of Canada ( Lennox International,
Inc. ) , 20.41% , 12/06/24 .............. 16 9,554,460
23,611,363
Capital Markets — 0.5%
(b)(c)
Barclays Bank plc ( Interactive Brokers Group,
Inc. ) , 13.55% , 12/05/24 .............. 17 2,564,006
Barclays Bank plc ( Morgan Stanley ) ,
16.86% , 12/02/24 ................. 64 7,457,059
Barclays Bank plc ( Raymond James Financial,
Inc. ) , 9.25% , 12/09/24 .............. 21 3,169,055
BMO Capital Markets Corp. ( EQT AB ) ,
19.46% , 01/09/25 ................. 74 2,718,743

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Citigroup, Inc. ( CME Group, Inc. ) ,
7.96% , 12/06/24 .................. USD 17 $ 3,773,998
Royal Bank of Canada ( Charles Schwab Corp.
(The) ) , 18.28% , 11/29/24 ............ 35 2,498,465
Royal Bank of Canada ( Goldman Sachs Group,
Inc. (The) ) , 13.73% , 11/29/24 .......... 7 3,765,939
Royal Bank of Canada ( S&P Global, Inc. ) ,
9.15% , 11/01/24 .................. 13 6,491,302
Societe Generale SA ( Nasdaq, Inc. ) ,
11.69% , 12/09/24 ................. 67 4,966,843
UBS AG ( KKR & Co., Inc. ) , 12.80% , 11/07/24 . 73 9,529,393
UBS AG ( LPL Financial Holdings, Inc. ) ,
14.50% , 12/16/24 ................. 22 6,170,047
53,104,850
Chemicals — 0.3%
(b)(c)
Barclays Bank plc ( Air Products & Chemicals,
Inc. ) , 26.05% , 11/15/24 .............. 15 4,526,250
BMO Capital Markets Corp. ( Albemarle Corp. ) ,
48.86% , 11/29/24 ................. 21 2,040,260
Goldman Sachs International ( DuPont de
Nemours, Inc. ) , 12.63% , 11/01/24 ....... 40 3,320,976
JPMorgan Structured Products BV (International
Flavors & Fragrances, Inc.)
14.40% , 11/06/24 ................. 24 2,435,243
24.13% , 11/22/24 ................. 40 4,034,297
Mizuho Markets Cayman LP ( Scotts Miracle-
Gro Co. (The) ) , 14.27% , 11/06/24 ....... 38 2,746,060
Royal Bank of Canada ( Axalta Coating Systems
Ltd. ) , 14.14% , 12/23/24 ............. 66 2,531,318
Societe Generale SA ( Air Products &
Chemicals, Inc. ) , 16.97% , 11/07/24 ...... 14 3,943,429
Societe Generale SA ( CF Industries Holdings,
Inc. ) , 21.40% , 12/17/24 .............. 31 2,514,106
Societe Generale SA ( Dow, Inc. ) ,
16.59% , 12/09/24 ................. 49 2,446,116
Societe Generale SA ( Linde plc ) ,
11.63% , 12/17/24 ................. 5 2,475,860
UBS AG ( Corteva, Inc. ) , 11.70% , 11/06/24 ... 68 3,974,720
36,988,635
Commercial Services & Supplies — 0.1%
(b)(c)
Citigroup, Inc. ( Waste Management, Inc. ) ,
8.23% , 12/12/24 .................. 29 6,204,946
Mizuho Markets Cayman LP ( Republic Services,
Inc. ) , 17.27% , 12/13/24
(e)
............ 31 6,143,055
12,348,001
Communications Equipment — 0.1%
(b)(c)
HSBC Bank plc ( Cisco Systems, Inc. ) ,
17.10% , 11/12/24 ................. 97 5,124,516
JPMorgan Structured Products BV ( Cisco
Systems, Inc. ) , 9.07% , 11/14/24 ........ 129 6,561,595
11,686,111
Construction Materials — 0.1%
(b)(c)
Barclays Bank plc ( Martin Marietta Materials,
Inc. ) , 15.80% , 12/13/24 .............. 5 3,076,869
Barclays Bank plc ( Vulcan Materials Co. ) ,
14.62% , 12/13/24 ................. 9 2,477,427
5,554,296
Consumer Finance — 0.1%
(b)(c)
Barclays Bank plc ( Ally Financial, Inc. ) ,
24.94% , 12/05/24 ................. 72 2,520,199
Mizuho Markets Cayman LP ( American Express
Co. ) , 10.92% , 12/05/24 .............. 23 6,211,613
8,731,812
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.3%
(b)(c)
HSBC Bank plc ( Dollar Tree, Inc. ) ,
30.07% , 11/12/24 ................. USD 51 $ 3,329,272
JPMorgan Structured Products BV ( Target
Corp. ) , 15.17% , 11/20/24 ............ 41 6,190,070
Mizuho Markets Cayman LP ( Dollar General
Corp. ) , 31.62% , 11/15/24 ............ 39 3,148,071
Royal Bank of Canada ( Walmart, Inc. ) ,
12.35% , 11/19/24 ................. 188 15,390,940
UBS AG ( Sprouts Farmers Market, Inc. ) ,
14.00% , 12/16/24 ................. 49 6,284,116
34,342,469
Containers & Packaging — 0.1%
(b)(c)
Barclays Bank plc ( Sealed Air Corp. ) ,
22.93% , 11/22/24 ................. 144 5,199,770
Royal Bank of Canada ( Sealed Air Corp. ) ,
17.68% , 11/01/24 ................. 114 3,967,959
9,167,729
Diversified Telecommunication Services — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Verizon
Communications, Inc. ) , 25.73% , 11/22/24 . 160 6,843,828
Royal Bank of Canada ( Singapore
Telecommunications Ltd. ) , 28.94% , 11/12/24 74 2,528,518
Societe Generale SA ( TELUS Corp. ) ,
12.84% , 12/06/24 ................. 339 7,652,396
17,024,742
Electric Utilities — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Exelon Corp. ) ,
18.49% , 11/29/24 ................. 159 6,237,667
BNP Paribas SA ( Entergy Corp. ) ,
15.62% , 12/05/24 ................. 21 2,886,128
Mizuho Markets Cayman LP ( Hydro One Ltd. ) ,
16.91% , 12/17/24 ................. 17 2,488,485
Mizuho Markets Cayman LP ( PG&E Corp. ) ,
16.20% , 12/12/24 ................. 205 4,161,999
Royal Bank of Canada ( American Electric
Power Co., Inc. ) , 16.15% , 11/12/24 ...... 42 4,175,348
19,949,627
Electrical Equipment — 0.0%
BNP Paribas SA ( Emerson Electric Co. ) ,
12.31% , 11/07/24
(b) (c)
............... 48 5,134,403
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
Barclays Bank plc ( Amphenol Corp. ) ,
16.82% , 12/06/24 ................. 56 3,788,480
Morgan Stanley & Co. LLC ( Keysight
Technologies, Inc. ) , 29.49% , 11/29/24 .... 27 4,074,050
Royal Bank of Canada ( Corning, Inc. ) ,
18.64% , 12/12/24 ................. 101 4,867,415
Royal Bank of Canada ( Flex Ltd. ) ,
19.89% , 12/13/24 ................. 245 8,566,229
Royal Bank of Canada ( Zebra Technologies
Corp. ) , 20.70% , 12/12/24 ............ 13 5,068,676
26,364,850
Energy Equipment & Services — 0.0%
(b)(c)
Barclays Bank plc ( Baker Hughes Co. ) ,
23.85% , 12/06/24 ................. 68 2,576,562
Morgan Stanley & Co. LLC ( Schlumberger NV ) ,
15.27% , 12/05/24 ................. 60 2,426,403
5,002,965
Entertainment — 0.2%
(b)(c)
Citigroup, Inc. ( Walt Disney Co. (The) ) ,
23.79% , 11/29/24 ................. 25 2,371,078
Mizuho Markets Cayman LP ( Netflix, Inc. ) ,
11.57% , 12/05/24 ................. 13 9,509,329

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Societe Generale SA ( Electronic Arts, Inc. ) ,
21.71% , 11/15/24 ................. USD 40 $ 5,709,759
17,590,166
Financial Services — 0.7%
(b)(c)
Barclays Bank plc ( PayPal Holdings, Inc. ) ,
19.02% , 11/01/24 ................. 138 10,097,993
Citigroup, Inc. ( Block, Inc. ) , 30.81% , 11/07/24 . 108 7,242,212
HSBC Bank plc ( Rocket Cos., Inc. ) ,
28.40% , 11/22/24 ................. GBP 52 3,065,850
Mizuho Markets Cayman LP ( Global Payments,
Inc. ) , 17.27% , 12/13/24 .............. USD 30 3,138,253
Mizuho Markets Cayman LP ( Visa, Inc. ) ,
9.62% , 12/13/24 .................. 43 12,457,017
Morgan Stanley & Co. LLC ( Visa, Inc. ) ,
18.85% , 12/12/24 ................. 17 4,907,009
Societe Generale SA ( Fidelity National
Information Services, Inc. ) , 21.33% , 11/15/24 89 7,619,055
Societe Generale SA ( Voya Financial, Inc. ) ,
23.01% , 11/15/24 ................. 60 4,675,115
Toronto-Dominion Bank (The) ( PayPal Holdings,
Inc. ) , 18.31% , 12/12/24 .............. 78 6,234,852
UBS AG ( Fidelity National Information Services,
Inc. ) , 12.00% , 11/07/24 .............. 60 5,240,366
UBS AG ( Fiserv, Inc. ) , 9.20% , 12/05/24 ..... 48 9,503,776
UBS AG ( Mastercard, Inc. ) , 9.80% , 12/17/24 . 12 6,240,353
80,421,851
Food Products — 0.3%
(b)(c)
Goldman Sachs International ( Kraft Heinz Co.
(The) ) , 9.02% , 11/01/24 ............. 90 3,040,426
Mizuho Markets Cayman LP ( Kraft Heinz Co.
(The) ) , 19.25% , 12/12/24 ............ 278 9,388,046
Morgan Stanley & Co. LLC ( General Mills, Inc. ) ,
15.85% , 11/06/24 ................. 59 4,046,208
Royal Bank of Canada ( Bunge Global SA ) ,
19.43% , 12/13/24 ................. 36 3,090,410
Royal Bank of Canada ( Mondelez International,
Inc. ) , 8.53% , 12/13/24 .............. 90 6,189,841
UBS AG ( Mondelez International, Inc. ) ,
11.90% , 11/01/24 .................. 85 5,957,116
31,712,047
Ground Transportation — 0.1%
(b)(c)
BNP Paribas SA ( Lyft, Inc. ) , 40.49% , 11/08/24 305 3,815,254
Citigroup, Inc. ( Uber Technologies, Inc. ) ,
22.37% , 11/07/24 ................. 71 5,064,415
Royal Bank of Canada ( CSX Corp. ) ,
13.43% , 12/04/24 ................. 114 3,821,290
12,700,959
Health Care Equipment & Supplies — 0.6%
(b)(c)
Barclays Bank plc ( Align Technology, Inc. ) ,
23.52% , 12/09/24 ................. 14 2,986,809
Barclays Bank plc ( Boston Scientific Corp. ) ,
14.81% , 12/06/24 ................. 59 4,976,070
BNP Paribas SA (Baxter International, Inc.)
13.86% , 11/01/24 ................. 127 4,552,471
20.59% , 01/09/25 ................. 218 7,784,007
Mizuho Markets Cayman LP ( Medtronic plc ) ,
14.82% , 12/05/24 ................. 80 7,177,181
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 14.45% , 12/13/24 .... 72 6,261,604
Royal Bank of Canada ( Koninklijke Philips NV ) ,
26.55% , 11/06/24 ................. EUR 109 2,858,459
Royal Bank of Canada ( Stryker Corp. ) ,
8.96% , 12/13/24 .................. USD 17 6,201,812
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Royal Bank of Canada (Zimmer Biomet
Holdings, Inc.)
12.98% , 11/07/24 ................. USD 30 $ 3,164,743
11.17% , 12/13/24 ................. 46 4,985,365
Societe Generale SA ( Dexcom, Inc. ) ,
27.54% , 12/10/24 ................. 43 3,064,170
UBS AG ( Medtronic plc ) , 11.10% , 11/19/24 ... 94 8,364,255
62,376,946
Health Care Providers & Services — 0.8%
(b)(c)
Barclays Bank plc ( CVS Health Corp. ) ,
23.75% , 11/22/24 ................. 165 9,442,476
Barclays Bank plc ( Labcorp Holdings, Inc. ) ,
12.21% , 12/09/24 ................. 27 6,268,685
BNP Paribas SA ( Cigna Group (The) ) ,
20.71% , 12/17/24 ................. 19 6,162,870
BNP Paribas SA ( Humana, Inc. ) ,
37.87% , 12/13/24 ................. 23 6,121,524
Citigroup, Inc. ( Cardinal Health, Inc. ) ,
17.72% , 01/09/25 ................. 106 11,688,372
Citigroup, Inc. ( Centene Corp. ) ,
19.07% , 12/10/24 ................. 97 6,055,703
JPMorgan Structured Products BV ( Cigna
Group (The) ) , 15.37% , 12/05/24 ........ 16 5,120,400
JPMorgan Structured Products BV ( Humana,
Inc. ) , 29.02% , 12/05/24 .............. 14 3,519,406
JPMorgan Structured Products BV ( Labcorp
Holdings, Inc. ) , 17.96% , 12/05/24 ....... 39 8,854,556
Morgan Stanley & Co. LLC ( Molina Healthcare,
Inc. ) , 19.44% , 12/09/24 .............. 19 6,150,917
Royal Bank of Canada ( Cardinal Health, Inc. ) ,
11.17% , 11/05/24 .................. 47 5,099,587
Royal Bank of Canada ( CVS Health Corp. ) ,
27.08% , 11/06/24 ................. 87 4,913,894
Toronto-Dominion Bank (The) ( Tenet Healthcare
Corp. ) , 27.45% , 12/12/24 ............ 32 4,966,561
84,364,951
Hotels, Restaurants & Leisure — 0.6%
(b)(c)
Barclays Bank plc ( Boyd Gaming Corp. ) ,
20.91% , 11/06/24 ................. 42 2,656,415
Barclays Bank plc ( Domino's Pizza, Inc. ) ,
14.21% , 11/26/24 ................. 6 2,438,829
Barclays Bank plc ( Expedia Group, Inc. ) ,
17.22% , 11/01/24 ................. 40 5,994,568
BNP Paribas SA ( Starbucks Corp. ) ,
18.34% , 12/16/24 ................. 38 3,748,098
Citigroup, Inc. ( Royal Caribbean Cruises Ltd. ) ,
22.96% , 12/12/24 ................. 24 4,964,964
Mizuho Markets Cayman LP ( Chipotle Mexican
Grill, Inc. ) , 17.07% , 12/13/24 .......... 34 1,871,660
Mizuho Markets Cayman LP ( Shake Shack,
Inc. ) , 22.32% , 12/13/24 .............. 25 3,068,991
Royal Bank of Canada ( Brinker International,
Inc. ) , 27.25% , 12/13/24 .............. 30 3,108,718
Royal Bank of Canada ( Hilton Worldwide
Holdings, Inc. ) , 13.58% , 12/06/24 ....... 22 5,101,796
Royal Bank of Canada ( McDonald's Corp. ) ,
13.32% , 12/12/24 ................. 21 6,252,509
Royal Bank of Canada ( Wynn Resorts Ltd. ) ,
16.92% , 11/08/24 ................. 71 6,026,610
Societe Generale SA ( Booking Holdings, Inc. ) ,
12.35% , 12/16/24 ................. 2 8,593,444
UBS AG ( Starbucks Corp. ) , 12.50% , 11/01/24 . 118 11,472,319
UBS AG ( Wingstop, Inc. ) , 18.50% , 11/01/24 .. 8 2,355,276
67,654,197

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Newell Brands,
Inc. ) , 25.07% , 01/09/25 .............. USD 188 $ 1,673,579
Citigroup, Inc. ( Sony Group Corp. ) ,
23.49% , 11/22/24 ................. 66 5,880,412
Morgan Stanley & Co. LLC ( Toll Brothers, Inc. ) ,
20.58% , 12/05/24 ................. 21 3,067,048
Societe Generale SA ( Whirlpool Corp. ) ,
30.50% , 12/09/24 ................. 28 2,927,244
13,548,283
Household Products — 0.0%
JPMorgan Structured Products BV ( Henkel AG
& Co. KGaA ) , 11.94% , 11/06/24
(b) (c)
...... EUR 22 1,877,667
Industrial Conglomerates — 0.0%
HSBC Bank plc ( Siemens AG ) ,
24.19% , 11/22/24
(b) (c)
............... 8 1,630,081
Insurance — 0.3%
(b)(c)
Citigroup, Inc. ( Aon plc ) , 8.14% , 12/10/24 ... USD 8 3,064,993
Morgan Stanley & Co. LLC ( Willis Towers
Watson plc ) , 16.98% , 12/12/24 ........ 20 5,777,416
Royal Bank of Canada ( American International
Group, Inc. ) , 20.29% , 11/15/24 ......... 90 6,650,095
Royal Bank of Canada ( Fidelity National
Financial, Inc. ) , 19.25% , 11/15/24 ....... 119 7,133,692
Royal Bank of Canada ( Progressive Corp.
(The) ) , 12.04% , 11/29/24 ............ 15 3,649,658
UBS AG ( Allstate Corp. (The) ) ,
14.50% , 12/17/24 ................. 27 4,959,312
31,235,166
Interactive Media & Services — 0.5%
(b)(c)
Barclays Bank plc ( Alphabet, Inc. ) ,
15.80% , 12/13/24 ................. 178 30,626,977
UBS AG ( Meta Platforms, Inc. ) ,
18.00% , 12/17/24 ................. 33 18,922,019
49,548,996
IT Services — 0.3%
(b)(c)
Barclays Bank plc ( Akamai Technologies, Inc. ) ,
11.91% , 11/07/24 .................. 64 6,318,238
HSBC Bank plc ( Cognizant Technology
Solutions Corp. ) , 17.60% , 11/12/24 ...... 100 7,435,278
Royal Bank of Canada ( Twilio, Inc. ) ,
21.11% , 11/08/24 .................. 128 8,007,091
Societe Generale SA ( Cognizant Technology
Solutions Corp. ) , 13.85% , 11/01/24 ...... 99 7,396,104
29,156,711
Leisure Products — 0.0%
Barclays Bank plc ( Hasbro, Inc. ) ,
28.60% , 11/15/24
(b) (c)
............... 60 3,965,272
Life Sciences Tools & Services — 0.2%
(b)(c)
Barclays Bank plc ( Fortrea Holdings, Inc. ) ,
36.98% , 11/22/24 ................. 82 1,392,434
Citigroup, Inc. ( Danaher Corp. ) ,
12.58% , 12/05/24 ................. 19 4,766,178
Mizuho Markets Cayman LP ( ICON plc ) ,
30.27% , 12/05/24 ................. 9 2,121,977
Societe Generale SA ( Thermo Fisher Scientific,
Inc. ) , 12.01% , 12/06/24 .............. 17 9,153,037
17,433,626
Machinery — 0.3%
(b)(c)
Citigroup, Inc. ( CNH Industrial NV ) ,
22.85% , 11/29/24 ................. 197 2,200,771
Goldman Sachs International ( Stanley Black &
Decker, Inc. ) , 26.21% , 11/12/24 ........ 15 1,444,291
Security
Par (000)
Par (000) Value
Machinery (continued)
HSBC Bank plc ( Deere & Co. ) ,
12.76% , 11/21/24 ................. USD 17 $ 6,956,620
Mizuho Markets Cayman LP ( Parker-Hannifin
Corp. ) , 12.61% , 12/17/24 ............ 5 3,133,574
Royal Bank of Canada ( Illinois Tool Works, Inc. ) ,
9.43% , 12/13/24 .................. 12 3,110,004
Royal Bank of Canada ( ITT, Inc. ) ,
14.78% , 11/01/24 ................. 28 3,945,736
Royal Bank of Canada ( Parker-Hannifin Corp. ) ,
13.38% , 11/01/24 ................. 8 5,051,712
Societe Generale SA ( Cummins, Inc. ) ,
13.73% , 11/01/24 ................. 8 2,644,953
Societe Generale SA ( Westinghouse Air Brake
Technologies Corp. ) , 12.90% , 12/06/24 ... 27 5,108,520
33,596,181
Media — 0.2%
(b)(c)
BNP Paribas SA ( WPP plc ) , 18.55% , 12/17/24 GBP 510 5,408,337
Citigroup, Inc. ( Comcast Corp. ) ,
18.74% , 01/09/25 ................. USD 250 10,704,394
Citigroup, Inc. ( Fox Corp. ) , 21.35% , 11/15/24 . 49 2,042,634
UBS AG ( Comcast Corp. ) , 13.00% , 12/17/24 . 72 3,143,891
21,299,256
Metals & Mining — 0.1%
(b)(c)
Citigroup, Inc. ( Freeport-McMoRan, Inc. ) ,
22.29% , 12/05/24 ................. 105 4,786,178
Goldman Sachs International ( Teck Resources
Ltd. ) , 34.65% , 12/05/24 ............. 75 3,548,904
8,335,082
Multi-Utilities — 0.0%
Royal Bank of Canada ( Sempra ) ,
19.53% , 11/15/24
(b) (c)
............... 57 4,696,274
Oil, Gas & Consumable Fuels — 0.4%
(b)(c)
BNP Paribas SA ( BP plc ) , 24.16% , 12/17/24 .. GBP 1,894 9,306,837
BNP Paribas SA ( Kosmos Energy Ltd. ) ,
44.99% , 11/15/24 ................. USD 725 2,729,958
BNP Paribas SA ( Shell plc ) , 24.13% , 11/22/24 GBP 306 10,105,634
BNP Paribas SA ( Williams Cos., Inc. (The) ) ,
10.91% , 11/01/24 ................. USD 70 3,298,004
Citigroup, Inc. ( Marathon Petroleum Corp. ) ,
19.45% , 11/05/24 ................. 24 3,468,596
HSBC Bank plc ( ConocoPhillips ) ,
8.89% , 11/01/24 .................. 69 7,058,348
JPMorgan Structured Products BV ( Occidental
Petroleum Corp. ) , 14.16% , 11/07/24 ..... 73 3,644,710
Royal Bank of Canada ( Suncor Energy, Inc. ) ,
19.47% , 12/19/24 ................. 52 1,983,019
41,595,106
Pharmaceuticals — 0.2%
(b)(c)
Barclays Bank plc ( Eli Lilly & Co. ) ,
17.44% , 12/19/24 ................. 3 2,538,280
Citigroup, Inc. ( GSK plc ) , 26.30% , 11/29/24 .. 30 1,102,622
Citigroup, Inc. ( Zoetis, Inc. ) , 13.07% , 11/01/24 23 4,201,916
JPMorgan Structured Products BV ( Bayer AG ) ,
25.62% , 11/06/24 ................. EUR 136 3,676,789
Mizuho Markets Cayman LP ( Merck KGaA ) ,
12.82% , 12/17/24 ................. USD 24 2,490,512
Societe Generale SA ( Bristol-Myers Squibb
Co. ) , 10.90% , 12/17/24 .............. 45 2,526,670
Societe Generale SA ( Jazz Pharmaceuticals
plc ) , 24.16% , 11/08/24 .............. 12 1,275,094
17,811,883

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.3%
(b)(c)
Barclays Bank plc ( Equifax, Inc. ) ,
16.36% , 12/04/24 ................. USD 9 $ 2,386,263
Barclays Bank plc ( Leidos Holdings, Inc. ) ,
21.03% , 11/15/24 ................. 37 6,080,133
Barclays Bank plc ( TransUnion ) ,
20.94% , 12/06/24 ................. 35 3,624,392
Morgan Stanley & Co. LLC (Dun & Bradstreet
Holdings, Inc.)
34.20% , 12/12/24 ................. 257 2,910,252
36.35% , 12/19/24 ................. 257 2,903,895
Societe Generale SA ( SS&C Technologies
Holdings, Inc. ) , 21.98% , 11/15/24 ....... 146 10,320,506
UBS AG ( Dayforce, Inc. ) , 18.30% , 11/01/24 .. 55 3,487,881
31,713,322
Real Estate Management & Development — 0.0%
Barclays Bank plc ( CBRE Group, Inc. ) ,
16.11% , 12/09/24
(b) (c)
............... 37 4,932,757
Semiconductors & Semiconductor Equipment — 0.5%
(b)(c)
BMO Capital Markets Corp. ( NVIDIA Corp. ) ,
29.04% , 11/22/24 ................. 290 38,186,883
Morgan Stanley & Co. LLC ( Analog Devices,
Inc. ) , 14.17% , 11/21/24 .............. 28 6,256,824
Royal Bank of Canada ( Cirrus Logic, Inc. ) ,
17.36% , 11/01/24 ................. 31 3,523,673
Royal Bank of Canada ( Texas Instruments,
Inc. ) , 22.22% , 12/06/24 .............. 31 6,422,037
54,389,417
Software — 0.8%
(b)(c)
Barclays Bank plc ( Microsoft Corp. ) ,
18.59% , 12/19/24 ................. 17 7,023,995
Citigroup, Inc. ( Cadence Design Systems, Inc. ) ,
22.18% , 12/12/24 ................. 18 4,965,889
Morgan Stanley & Co. LLC ( Palo Alto Networks,
Inc. ) , 17.60% , 11/15/24 .............. 21 7,244,867
Royal Bank of Canada ( Fortinet, Inc. ) ,
14.66% , 11/01/24 ................. 50 3,951,876
Societe Generale SA ( Microsoft Corp. ) ,
13.63% , 12/16/24 ................. 123 49,940,528
Societe Generale SA ( ServiceNow, Inc. ) ,
15.95% , 12/09/24 ................. 13 12,435,992
85,563,147
Specialized REITs — 0.1%
Mizuho Markets Cayman LP ( Crown Castle,
Inc. ) , 13.67% , 12/05/24
(b) (c)
........... 65 7,035,862
Specialty Retail — 0.2%
(b)(c)
Barclays Bank plc ( Abercrombie & Fitch Co. ) ,
26.66% , 11/21/24 ................. 24 3,104,614
Barclays Bank plc ( O'Reilly Automotive, Inc. ) ,
13.33% , 12/09/24 ................. 3 3,017,183
BNP Paribas SA ( Lowe's Cos., Inc. ) ,
15.71% , 11/19/24 ................. 24 6,224,366
JPMorgan Structured Products BV ( TJX Cos,
Inc. (The) ) , 11.47% , 11/20/24 .......... 54 6,150,018
18,496,181
Technology Hardware, Storage & Peripherals — 0.6%
(b)(c)
Citigroup, Inc. ( Apple, Inc. ) , 10.66% , 11/01/24 . 243 55,876,095
Citigroup, Inc. ( Dell Technologies, Inc. ) ,
27.04% , 11/27/24 ................. 30 3,392,365
Citigroup, Inc. ( HP, Inc. ) , 24.71% , 11/29/24 ... 153 5,424,923
Royal Bank of Canada ( Western Digital Corp. ) ,
23.85% , 12/10/24 ................. 45 2,988,325
67,681,708
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
HSBC Bank plc ( Tapestry, Inc. ) ,
23.67% , 11/08/24 ................. USD 127 $ 5,896,240
Mizuho Markets Cayman LP ( NIKE, Inc. ) ,
17.37% , 12/05/24 ................. 38 2,959,401
Societe Generale SA ( Deckers Outdoor Corp. ) ,
20.34% , 12/10/24 ................. 19 3,045,987
11,901,628
Tobacco — 0.2%
(b)(c)
Citigroup, Inc. ( Philip Morris International, Inc. ) ,
9.55% , 12/05/24 .................. 78 10,340,875
JPMorgan Structured Products BV ( British
American Tobacco plc ) , 21.20% , 11/06/24 . GBP 188 6,556,484
Mizuho Markets Cayman LP ( Altria Group, Inc. ) ,
9.77% , 12/17/24 .................. USD 92 5,005,759
21,903,118
Transportation Infrastructure — 0.0%
Mizuho Markets Cayman LP ( Aeroports de
Paris SA ) , 7.77% , 12/13/24
(b) (c)
......... 11 3,111,657
Wireless Telecommunication Services — 0.1%
(b)(c)
BNP Paribas SA ( Vodacom Group Ltd. ) ,
30.59% , 12/17/24 ................. GBP 3,089 2,876,074
Societe Generale SA ( T-Mobile US, Inc. ) ,
12.73% , 12/09/24 ................. USD 22 4,873,024
7,749,098
Total Equity-Linked Notes — 12 .6%
(Cost: $ 1,373,489,767 ) ............................ 1,359,920,888
Fixed Rate Loan Interests
Financial Services — 0.2%
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27
(e)
................. 13,200 13,221,141
Health Care Technology — 0.0%
Cotiviti Corp., 1st Lien Term Loan , 05/01/31
(o)
. 1,736 1,742,657
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
5.00%
,
10/15/26 .................. 1,180 1,185,649
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27
(e)
............. 800 784,000
1,969,649
Total Fixed Rate Loan Interests — 0 .2%
(Cost: $ 16,905,496 ) ............................... 16,933,447
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Amazon Holdco, Inc., 1st Lien Term Loan B ,
09/29/31
(o)
...................... 2,494 2,492,129
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 4,611 3,319,932
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 877 631,416
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
10/31/30 ............ 1,166 1,167,904
Cobham Ultra US Co-Borrower LLC, Facility 1st
Lien Term Loan B , (6-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 9.24%
,
08/03/29 . 1,253 1,217,105
Dynasty Acquisition Co, Inc., 1st Lien Term
Loan B1 , 10/27/31
(o)
................ 2,323 2,323,287

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co, Inc., 1st Lien Term
Loan B2 , 10/27/31
(o)
................ USD 884 $ 883,575
Ovation Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.10%
,
04/19/31 .................. 1,190 1,194,094
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.54%
,
02/01/28 .................. 3,218 3,109,653
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.97%
,
02/01/29 ................. 963 876,188
Propulsion BC Newco LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.25%),
7.87%
,
09/14/29 .................. 279 279,337
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.35%
,
11/06/28 ....... 595 597,017
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.37%
,
02/28/31 .................. 6,529 6,534,589
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.35%
,
03/22/30 .................. 1,134 1,135,967
TransDigm, Inc., 1st Lien Term Loan L , (12-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.32%
,
01/19/32 .................. 1,213 1,213,376
26,975,569
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
02/06/29
(o)
...................... 3,067 2,976,122
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.19%
,
05/06/30 .................. 4,545 4,546,684
Gates Global LLC, 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10%
,
06/04/31 ............ 1,711 1,714,050
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.70% - 10.23%
,
11/17/28 ............ 1,857 1,769,572
11,006,428
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B4 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.19%
,
07/02/31
(a)
.......... 1,772 1,771,419
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan ,
01/24/29
(o)
...................... 3,781 2,822,808
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.70%
,
01/24/30 ................. 2,461 1,361,537
4,184,345
Biotechnology — 0.0%
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.69%
,
11/15/28
(a)
........... 3,769 3,765,113
Security
Par (000)
Par (000) Value
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.05%
,
11/23/28 . USD 819 $ 814,335
StubHub HoldCo Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.44%
,
03/15/30 ............ 5,359 5,343,492
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.62%
,
12/21/27 .................. 474 314,801
6,472,628
Building Products — 0.1%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.72%
,
09/26/31 ............ 1,137 1,139,138
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.19%
,
05/14/29 .................. 537 538,928
Chariot Buyer LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.04% , 11/03/28 ........... 2,761 2,755,185
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19% , 11/03/28 ........... 1,019 1,018,034
Cornerstone Building Brands Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.15%
,
04/12/28 ....... 336 330,015
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.54%
,
11/23/27 ............. 1,259 1,224,397
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
10/02/28 ............ 907 902,743
Wilsonart LLC, 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.85%
,
08/05/31 .................. 3,663 3,619,520
11,527,960
Capital Markets — 0.2%
(a)
Aretec Group, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.69%
,
08/09/30 ............ 976 970,649
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.30%
,
08/02/28 ....... 3,298 3,297,440
Axalta Coating Systems US Holdings, Inc., 1st
Lien Term Loan B6 , (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 6.60%
,
12/20/29 . 2,327 2,332,947
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.35%
,
04/30/31 .................. 1,084 1,082,743
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
09/20/31
(o)
...................... 1,548 1,546,839
Castlelake Aviation One LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.70%
,
10/22/27 ....... 691 692,549
Castlelake Aviation One LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.45%
,
10/22/26 ....... 2,361 2,365,656
Edelman Financial Engines Center LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.25%), 7.94%
,
04/07/28 .. 1,632 1,631,392
Focus Financial Partners LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.94%
,
09/11/31 ....... 1,766 1,767,090

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.94%
,
05/31/31 ....... USD 436 $ 436,035
ION Trading Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.02%
,
04/03/28 ............ 682 680,582
Jane Street Group LLC, 1st Lien Term Loan B ,
01/26/28
(o)
...................... 1,184 1,182,332
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.76%
,
10/21/31
(e)
........... 992 982,080
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.11%
,
08/11/28 .................. 238 238,200
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60%
,
07/25/31 ....... 212 211,868
Osaic Holdings, Inc., 1st Lien Term Loan B3 ,
08/17/28
(o)
...................... 2,826 2,825,132
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.69%
,
06/25/31 ....... 874 870,722
23,114,256
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.29%
,
10/02/28 .................. 614 615,123
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.79%
,
11/24/27 ....... 619 617,933
Ascend Performance Materials Operations LLC,
1st Lien Term Loan , (6-mo. CME Term SOFR
at 0.75% Floor + 4.75%), 9.10%
,
08/27/26 . 485 449,044
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
08/18/28 ............ 858 858,583
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.62%
,
12/29/27 ............ 351 305,828
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35%
,
11/01/30 .................. 2,898 2,898,899
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(o)
...................... 182 181,205
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.84%
,
06/12/31 .. 1,817 1,807,421
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.55%
,
12/09/30 ............ 2,522 2,521,778
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.69%
,
02/15/30 .................. 1,190 1,193,323
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.50%
,
02/18/30 ............ 633 633,614
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.94%
,
10/07/31 ............ 740 736,300
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.63%
,
07/03/28 ............ 1,664 1,617,034
Security
Par (000)
Par (000) Value
Chemicals (continued)
LSF11 A5 Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46%
,
10/16/28 ............ USD 2,353 $ 2,360,792
Momentive Performance Materials, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.69%
,
03/29/28 .. 2,882 2,887,721
Nouryon Finance BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.63%
,
04/03/28 ............ 1,980 1,988,778
Olympus Water US Holding Corp., 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.10%
,
06/20/31 .. 2,014 2,015,617
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.74%
,
06/23/25 192 197,956
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.19%
,
12/31/26 . 1,716 1,561,367
Paint Intermediate III LLC, 1st Lien Term Loan
B , (12-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.82%
,
09/11/31
(e)
.......... 686 685,142
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.44%
,
12/14/27 .................. 610 612,607
PQ Performance Chemicals, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.10%
,
08/02/30 ....... 2,188 2,188,001
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.09%
,
03/16/27 ........... 608 609,280
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.85%
,
09/22/28 ............ 3,140 3,144,297
32,687,643
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc., (The), 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60%
,
10/24/30
(e)
. 670 673,168
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.54%
,
05/12/28 ....... 5,952 5,937,268
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.69%
,
06/24/30 ............ 3,553 3,551,458
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.54%
,
09/06/27 ............ 1,951 1,950,405
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.44%
,
10/10/28 .................. 1,673 1,679,371
Covanta Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.19% - 7.59%
,
11/30/28 ....... 2,194 2,195,137
Covanta Holding Corp., 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.59%
,
11/30/28 ............. 169 168,646
Froneri US, Inc., 1st Lien Term Loan B ,
09/17/31
(o)
...................... 4,728 4,704,833
Garda World Security Corp., 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.29%
,
02/01/29 ....... 963 960,886

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.61%
,
07/03/31 ............ USD 921 $ 919,204
JFL-Tiger Acquisition Co., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.76%
,
10/17/30 ............ 747 749,056
LABL, Inc., 1st Lien Term Loan B , 10/30/28
(o)
. 1,689 1,649,223
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.97%
,
09/26/31 ............ 502 503,882
Minimax Viking GmbH, Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.56%
,
07/31/28 ....... 196 196,265
Prime Security Services Borrower LLC, 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.11%
,
10/11/30 ... 836 835,672
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.19%
,
11/14/30 .................. 110 110,135
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.94%
,
08/31/28 ............ 4,518 4,519,388
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.80%
,
11/02/27 .................. 1,475 1,425,612
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.37%
,
02/24/31 .................. 1,506 1,498,339
Viad Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
8.94%
,
07/31/28 .................. 1,731 1,734,415
35,962,363
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.76%
- 9.00%
,
10/24/30 ................. 2,120 2,120,861
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.19% , 03/02/29 .......... 1,210 1,095,798
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.44% , 05/30/30 .......... 512 460,108
3,676,767
Construction & Engineering — 0.1%
(a)
AECOM, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.60%
,
04/18/31 .................. 1,519 1,527,260
Arcosa, Inc., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.09%
,
08/15/31 .................. 1,022 1,024,533
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.75%
,
08/01/30 ....... 4,752 4,684,867
Construction Partners, Inc., 1st Lien Term Loan
B , 10/29/31
(e) (o)
................... 408 408,000
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.80%
,
01/21/28 .................. 1,971 1,976,321
Refficiency Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.29%
,
12/16/27 ............ 475 475,502
10,096,483
Security
Par (000)
Par (000) Value
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.44%
,
01/31/31 .................. USD 2,601 $ 2,602,227
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.69%
,
03/08/29 ................. 735 713,408
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50%
,
04/30/29 ....... 1,449 1,435,458
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.19%
,
04/14/31 ............ 619 618,352
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.94%
,
03/19/29 ............ 637 636,372
Smyrna Ready Mix Concrete LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.22%
,
04/02/29 .. 524 523,660
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.76%
,
09/22/28 ....... 1,164 1,165,594
Summit Materials LLC, 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.55%
,
01/12/29 ............ 696 696,221
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.94%
,
10/19/29 . 4,411 4,399,179
12,790,471
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, 1st Lien Term Loan ,
(3-mo. SONIA at 0.00% Floor + 3.75%),
9.00%
,
04/12/28
(e)
................. GBP 10,046 12,929,469
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44% , 11/22/28 ........... USD 1,076 1,080,261
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44% , 09/26/31 .......... 1,072 1,074,680
15,084,410
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.94% , 12/01/27 .......... 4,712 4,710,139
11/29/30
(o)
...................... 560 560,053
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.35%
,
04/15/27 .................. 1,515 1,519,464
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.69%
,
07/31/26 .................. 473 473,802
Trident TPI Holdings, Inc., 1st Lien Term Loan
B6 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.60%
,
09/15/28 ........... 1,181 1,183,369
8,446,827
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B ,
10/28/27
(a) (o)
..................... 1,772 1,626,847

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 7.05%
,
11/23/28 ... USD 2,278 $ 2,277,012
Kuehg Corp., 1st Lien Term Loan , (12-mo. CME
Term SOFR + 3.50%), 7.28%
,
06/12/30 ... 980 981,279
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60%
,
09/30/30 ....... 2,037 2,046,731
URSA Minor US Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
03/26/31 ............ 939 940,409
Veritas US, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.00%),
9.80%
,
09/02/25 .................. 962 915,392
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 7.94%
,
01/30/31 ............ 3,159 3,158,166
WCG Intermediate Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.19%
,
01/08/27 ............ 784 783,907
11,102,896
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
01/30/26 .................. 453 438,105
Connect Finco SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.19%
,
09/13/29 ............ 1,089 986,741
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.94%
,
09/20/30 ............ 882 870,434
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.28%
,
04/16/29 ............ 690 704,458
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.28%
,
04/15/30 ............ 695 708,438
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.69%
,
06/01/28 ............ 416 409,466
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.18%
,
04/16/29 ........... 777 704,797
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.18%
,
04/15/30 ........... 794 711,464
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.05%
,
09/01/28 .................. 1,057 951,605
Radiate HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.05%
,
09/25/26 ............ 3,780 3,310,293
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.15%
,
01/31/29 ....... 795 774,131
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.80%
,
03/09/27 ............ 6,319 5,927,548
16,497,480
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.60%
,
05/30/31 ....... USD 362 $ 363,280
NRG Energy, Inc., 1st Lien Term Loan ,
04/16/31
(o)
...................... 1,742 1,742,389
Vistra Operations Company LLC, 1st Lien Term
Loan , 12/20/30
(o)
.................. 1,237 1,238,042
3,343,711
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
4.50%), 9.57% - 9.74%
,
06/23/28
(a)
...... 2,684 2,691,059
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.47%
,
06/20/31
(e)
................. 608 607,714
Coherent Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.19%
,
07/02/29 .................. 2,368 2,365,263
2,972,977
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.83%
,
07/22/30
(e)
........... 2,534 2,502,437
Creative Artists Agency LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.44%
,
10/01/31 ....... 4,540 4,538,403
Crown Finance US, Inc., 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.25%),
9.03%
,
10/30/31
(e)
................. 590 586,312
Delta 2 (Lux) SARL, 1st Lien Term Loan ,
08/01/31
(o)
...................... 1,109 1,108,000
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
09/10/31 ............ 2,218 2,216,752
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.61%
,
10/19/26 ....... 3,062 3,055,877
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10%
,
11/13/29 ........... 2,371 2,258,962
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.12%
,
08/19/26 .................. 2,516 2,428,864
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.55%
,
03/13/28 ....... 2,359 2,354,636
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.64%
,
04/29/26 ............ 1,968 1,969,428
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.71%
,
05/19/25
(e)
. 3,927 3,926,232
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.34%
,
01/24/31 ............ 3,971 3,965,639
30,911,542

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.8%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan , (12-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.45%
,
12/21/28 .. USD 2,752 $ 2,756,964
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.69%
,
01/03/29 .................. 1,300 1,298,687
Belron Finance US LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.54%
,
10/02/31 ............ 2,357 2,364,849
Boost Newco Borrower LLC, 1st Lien Term Loan
B1 , (12-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 7.10%
,
01/31/31 ........... 5,413 5,423,176
BSREP II Houston Office 1HC Owner LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.21%), 7.53%
,
01/09/25
(e)
. 42,968 18,904,342
CML Terranea Resort, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.35%), 9.68%
,
01/01/28
(e)
........... 5,600 5,610,253
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 7.30%
,
09/01/28 ............ 1,219 1,205,698
Colorado Plaza, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
0.00%
,
11/15/24
(e) (f) (k)
............... 7,906 91,257
CPI HoldCo B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.69%
,
05/19/31 .................. 2,142 2,117,517
CPI Holdco B LLC, 1st Lien Term Loan B ,
05/19/31
(o)
...................... 1,059 1,051,725
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.35%
,
04/09/27 ....... 4,045 3,986,380
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.62%
,
04/07/28 ............ 1,890 1,847,475
Finco I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.94%
,
06/27/29 .................. 189 189,063
Guardian US Holdco LLC, 1st Lien Term Loan ,
01/31/30
(o)
...................... 165 164,510
Hilton Garden Inn Waikiki, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.40%
,
05/31/29
(e)
........... 8,500 8,518,492
HLP Hotel LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.55%),
8.87%
,
09/09/26
(e)
................. 10,600 10,600,000
HP LQ Investment LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.44%
,
12/09/26
(e)
........... 10,045 10,044,651
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
02/14/31 ............ 1,979 1,983,072
Lions Gate Capital Holdings LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.04%
,
03/24/25 ....... 664 662,283
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan , 07/18/31
(o)
.............. 2,115 2,107,069
Sotera Health Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.84%
,
05/30/31 ....... 2,824 2,825,779
Security
Par (000)
Par (000) Value
Financial Services (continued)
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. USD 1,232 $ 842,548
84,595,790
Food Products — 0.1%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , 10/01/25
(o)
.............. 1,298 1,273,245
Chobani LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.05% , 10/25/27 .......... 4,564 4,576,417
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.44% , 10/25/27 .......... 709 711,451
H-Food Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.69%), 9.01%
,
05/23/25 ............ 599 423,469
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
11/13/29 ....... 782 781,255
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.12%
,
03/31/28 ............ 1,199 1,199,509
Utz Quality Foods LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.35%
,
01/20/28 ............ 2,844 2,843,572
11,808,918
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.44%
,
02/03/31
(a)
...... 809 804,696
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.97%
,
03/31/28 .. 495 494,081
Avis Budget Car Rental LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.55%
,
08/06/27 ....... 1,417 1,408,804
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60%
,
04/10/31 ............ 3,298 3,289,128
Hertz Corp., 1st Lien Term Loan B , 06/30/28
(o)
1,038 921,178
Hertz Corp., 1st Lien Term Loan C , 06/30/28
(o)
199 176,425
6,289,616
Health Care Equipment & Supplies — 0.1%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.09%
,
05/10/27 ............ 3,566 3,562,624
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.69%
,
09/29/28 ............ 937 937,711
4,500,335
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.30%
,
09/29/28 ....... 1,649 1,651,597
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.94%
,
07/26/31
(e)
...... 489 489,611
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.80%
,
11/01/28 .................. 2,628 2,632,852

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.69%
,
08/01/29 ............ USD 393 $ 393,371
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.37%
,
08/31/28 ............ 499 501,434
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.72%
,
11/30/28 ............. 1,904 1,389,561
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.47%
,
11/30/28
(e) (f) (k)
......... 49 8,285
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.19%
,
11/01/28 ....... 1,413 1,050,728
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 11.69%
,
11/01/29 ....... 404 262,600
Medline Borrower LP, 1st Lien Term Loan
(12-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.94% , 10/23/28 .......... 2,170 2,169,501
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44% , 10/23/28 .......... 7,474 7,479,054
Oculus Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.09%
,
11/08/27 ............. 2,431 2,435,254
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.94%
,
10/27/28 ............ 1,672 1,675,157
Raven Acquisition Holdings LLC, 1st Lien Term
Loan B , 10/24/31
(o)
................. 735 729,808
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.49%
,
12/19/30 ....... 1,986 1,989,875
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.69%
,
08/01/31 .................. 615 615,000
25,473,688
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.94%
,
02/15/29 ............ 4,370 4,352,765
Cotiviti Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.09%
,
05/01/31 .................. 3,948 3,948,160
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.70%
,
10/01/27 ............ 2,630 2,522,583
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.60%
,
12/29/27
(e)
...... 951 950,031
PointClickCare Technologies, Inc., 1st Lien Term
Loan B , 10/10/31
(o)
................. 321 321,312
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.85%
,
06/02/28 .................. 5,966 5,920,175
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.44%
,
10/22/29 ............ 838 840,916
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.44%
,
09/28/29 .. 813 803,812
19,659,754
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.94%
,
05/20/30
(a)
........... USD 751 $ 750,440
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC Unlimited Liability Co., 1st Lien
Term Loan B5 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.44%
,
09/20/30 .. 2,367 2,345,351
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60%
,
02/02/26 ....... 2,619 2,187,024
Alterra Mountain Co., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.19%
,
05/31/30 ............ 1,432 1,432,151
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.14%
,
10/02/28 ............ 1,936 1,866,709
Caesars Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.44%
,
02/06/30 ....... 1,070 1,069,054
Caesars Entertainment, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.44%
,
02/06/31 ....... 5,523 5,520,649
Carnival Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.44%
,
08/09/27 .................. 851 852,371
Cedar Fair LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85%
,
05/01/31 .................. 579 577,225
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.79%
,
03/17/28
(e)
...... 1,970 1,967,628
Fertitta Entertainment LLC, 1st Lien Term Loan
B , 01/29/29
(o)
.................... 5,785 5,784,794
Flutter Entertainment plc, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
11/25/30 ............. 3,935 3,932,311
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 1.50% Floor +
1.75%), 6.44%
,
11/30/29 ............. 3,927 3,922,463
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR + 4.75%),
9.27%
,
11/01/29 .................. 1,557 1,553,609
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.49%
,
11/08/30 ... 3,163 3,161,954
IRB Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.54%
,
12/15/27 ............ 2,270 2,268,807
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.03%
,
04/16/29 ....... 1,816 1,812,967
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.04%
,
03/02/28 ............ 1,102 543,519
Penn National Gaming, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.54%
,
05/03/29 ............ 2,749 2,750,081
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44%
,
01/05/29 ............ 645 643,154
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.59%
,
04/04/29 ....... 721 717,741

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Seaworld Parks & Entertainment, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 7.19%
,
08/25/28 .. USD 800 $ 798,278
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 8.13%
,
10/25/26
(e)
........... 7,532 7,448,388
Station Casinos LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.94%
,
03/14/31 ....... 3,553 3,545,470
Whatabrands LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44%
,
08/03/28 ............ 4,079 4,076,032
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.44%
,
05/24/30 ....... 1,739 1,737,342
62,515,072
Household Durables — 0.1%
(a)
ACProducts, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
05/17/28 .................. 1,231 1,023,493
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.57%
,
02/25/29 ............ 3,667 3,649,350
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 12.22%
,
06/29/28 ...... 658 545,881
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.80%
,
10/06/28 ............ 3,153 2,587,325
Tempur Sealy International, Inc., 1st Lien Term
Loan B , 10/03/31
(o)
................. 745 744,382
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.05%
,
10/29/27 ....... 4,283 4,044,887
12,595,318
Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.76%
,
12/22/27
(a)
........... 485 485,281
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.69%
,
07/19/30 .. 1,829 1,818,533
Calpine Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.69%
,
01/31/31 .................. 481 479,038
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 7.31%
,
12/15/27 ............ 1,838 1,842,636
4,140,207
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.13%
,
10/09/31 ............ 362 362,152
EMRLD Borrower LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56%
,
08/04/31 ............ 1,813 1,810,408
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56%
,
05/31/30 ............ USD 3,149 $ 3,143,462
5,316,022
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.76%
,
09/19/31 ....... 7,697 7,658,862
AmWINS Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.05%
,
02/21/28 ............ 3,936 3,932,031
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.00%
,
02/28/28 ....... 3,276 3,281,881
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
02/14/31 ............ 6,448 6,456,759
Baldwin Insurance Group Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.94%
,
05/26/31 .. 937 934,248
Hub International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.37%
,
06/20/30 ............ 5,292 5,301,409
Jones Deslauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.82%
,
03/15/30 . 1,130 1,130,320
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 6.94%
,
09/15/31 ........... 2,752 2,746,662
Truist Insurance Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.85%
,
05/06/31 ....... 4,225 4,227,662
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.35%
,
09/27/30 .................. 1,097 1,096,268
USI, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.35%
,
11/21/29 .................. 3,931 3,928,717
40,694,819
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.44%
,
01/31/31
(a)
...... 3,944 3,946,741
IT Services — 0.3%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.04%
,
08/21/28 .................. 1,637 1,626,446
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.05%
,
12/23/26 .................. 1,783 1,782,582
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.05%
,
01/31/28 ................. 1,054 1,012,588
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.05%
,
01/19/29 ................. 618 588,206
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85%
,
07/06/29 .................. 4,535 4,496,920
Epicor Software Corp., 1st Lien Term Loan E ,
(12-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.10%
,
05/30/31 ............ 1,783 1,788,161

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.44%
,
06/27/31 ....... USD 741 $ 739,459
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B6 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.69%
,
11/12/29 ....... 1,210 1,208,804
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.44%
,
05/30/31 ....... 3,985 3,970,814
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.88% , 07/27/28 .......... 1,551 728,896
(12-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.84% , 07/27/28 .......... 151 152,883
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 12.13% , 07/27/28 .......... 379 354,894
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.94%
,
06/17/31 ............ 2,850 2,824,692
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 10.10%
,
06/07/32 ............ 675 663,471
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.10%
,
07/01/31 .................. 1,051 1,005,019
Project Boost Purchaser LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.15%
,
07/16/31 ....... 1,817 1,818,653
Quartz AcquireCo LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 06/28/30
(o)
................. 2,000 1,997,834
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.59%
,
07/31/31 . 5,237 5,237,505
31,997,827
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.79%
,
12/01/28
(e)
. 629 597,081
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.30%
,
05/30/28 ............ 405 404,830
1,001,911
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.79%
,
11/08/27 ............. 1,013 1,017,996
Catalent Pharma Solutions, Inc., 1st Lien Term
Loan B3 , 02/22/28
(o)
................ 2,916 2,913,595
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
07/01/30 ............ 404 403,520
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
07/03/28 ............ 594 595,805
IQVIA, Inc., 1st Lien Term Loan B4 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.60%
,
01/02/31 .................. 1,645 1,648,174
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.62%
,
10/19/27 .. 1,635 1,623,278
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
07/03/28 ............ USD 148 $ 148,445
Star Parent, Inc., 1st Lien Term Loan ,
09/27/30
(o)
...................... 1,685 1,647,316
9,998,129
Machinery — 0.4%
(a)
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.10%
,
08/17/29 ............ 2,552 2,555,120
Barnes Group, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.19%
,
08/30/30 ............ 1,567 1,568,414
Chart Industries, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.09%
,
03/15/30 ............ 663 663,870
Clark Equipment Co., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60%
,
04/20/29 ............ 947 945,628
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.10%
,
05/15/28
(e)
........... 715 716,299
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.30%
,
10/23/28 ............ 3,952 3,957,032
Generac Power Systems, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.34%
,
06/12/31 ....... 813 812,288
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 5.00%), 10.33%
,
02/15/29 .. 5,377 5,378,625
Indicor LLC, 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.85%
,
11/22/29 .................. 3,522 3,521,517
Madison IAQ LLC, 1st Lien Term Loan ,
06/21/28
(o)
...................... 3,713 3,709,239
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.36%
,
07/31/28 ............ 2,357 2,360,769
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.96%
,
10/04/28 .................. 950 954,484
SPX Flow, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.19%
,
04/05/29 .................. 2,314 2,317,869
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
04/30/30 ............ 5,986 5,999,148
Vertiv Group Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85%
,
03/02/27 ............ 2,809 2,807,634
Wec US Holdings Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60%
,
01/27/31 ............ 1,736 1,736,500
40,004,436
Media — 0.1%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.16%
,
08/15/28 ............ 2,970 2,370,753
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.20%
,
03/03/25 ............ 1,225 1,219,516

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, 1st
Lien Term Loan B4 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.59%
,
12/09/30 . USD 1,203 $ 1,194,533
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.80%
,
08/23/28 .. 656 651,949
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(o)
...................... 2,787 2,586,649
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.85%
,
08/02/27 ............ 871 872,199
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.69%
,
08/31/30 ....... 847 847,745
Fleet Midco I Ltd., 1st Lien Term Loan B2 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58%
,
02/21/31
(e)
........... 354 354,220
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.09%
,
05/23/29 ............ 419 405,661
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.70%
,
06/30/28 ....... 1,161 1,164,361
Speedster Bidco GmbH, 1st Lien Term Loan B ,
10/17/31
(o)
...................... 2,504 2,497,740
Ziggo Financing Partnership, 1st Lien Term
Loan I , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.42%
,
04/28/28 ....... 1,087 1,070,391
15,235,717
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.69%
,
11/22/30 ............. 813 810,930
Freeport LNG investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.38%
,
12/21/28 ....... 3,861 3,838,230
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.09%
,
10/04/30 ....... 256 255,648
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.29%
,
09/19/29 ....... 315 314,432
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.71%
,
01/31/28 .................. 756 756,547
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.59%
,
10/30/28 ............ 2,354 2,218,207
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.92%
,
10/05/28 . 2,347 2,347,084
10,541,078
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.63%
,
04/20/28 ............ 1,886 1,938,366
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 2.50%),
7.25%
,
03/21/31 .................. 1,972 1,972,307
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.45% , 01/29/27 .......... 1,846 1,835,313
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.65% , 02/07/28 .......... USD 2,119 $ 2,118,339
(6-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.21% , 06/04/29 .......... 1,639 1,632,264
JetBlue Airways Corp., 1st Lien Term Loan ,
08/13/29
(o)
...................... 1,005 997,965
United Airlines, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.38%
,
02/22/31 ............ 1,975 1,976,477
12,471,031
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 10.19%
,
05/04/28 ...... 1,559 1,585,179
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(o)
...................... 1,277 1,248,248
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.69%
,
08/02/27 ............ 1,621 1,617,592
Jazz Financing Luxembourg SARL, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.94%
,
05/05/28 .. 3,994 3,993,715
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.26%
,
05/19/31 .................. 1,628 1,626,381
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.04%
,
04/20/29
(e)
........... 672 673,260
Precision Medicine Group LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.70%
,
11/18/27 ....... 1,195 1,190,652
11,935,027
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.30%
,
02/04/28 .................. 2,518 2,520,743
CACI International, Inc., 1st Lien Term Loan B ,
10/17/31
(e) (o)
..................... 654 654,000
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.30%
,
06/02/28 .................. 3,300 3,277,337
Dayforce, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.09%
,
02/28/31
(e)
................. 2,767 2,770,524
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.47%
,
01/18/29 ....... 8,252 8,264,414
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.35%
,
06/22/29 .................. 2,129 2,131,340
Fleetcor Technologies Operating Co. LLC, 1st
Lien Term Loan B , (12-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.95%
,
04/28/28 . 3,187 3,180,522
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.34%
,
04/30/29 ............ 814 688,347
Trans Union LLC, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.69%
,
12/01/28 ............ 3,943 3,940,704
Trans Union LLC, 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44%
,
06/24/31 ............ 1,117 1,114,891

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Zelis Payments Buyer, Inc., 1st Lien Term Loan
B , 10/27/31
(o)
.................... USD 575 $ 572,125
29,114,947
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.94%
,
01/31/30 .. 507 506,309
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan B , 01/31/30
(o)
......... 941 940,376
1,446,685
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.35%
,
07/06/29 .................. 1,045 1,046,473
MKS Instruments, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.99%
,
08/17/29 ............ 2,198 2,197,800
Synaptics, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.22%
,
12/04/28 .................. 711 710,155
3,954,428
Software — 0.7%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
02/24/31 ............ 4,789 4,798,051
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.09%
,
08/15/29 ............ 1,010 949,648
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(o)
...................... 1,670 1,664,305
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.05%
,
09/21/28 ....... 2,992 2,990,391
Cloud Software Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.20%
,
03/21/31 ....... 1,593 1,592,251
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60%
,
03/30/29 .. 7,949 7,945,444
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.54%
,
10/09/28 .................. 2,978 2,930,037
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.79%
,
10/10/29
(e)
................ 1,397 1,334,135
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.94%
,
06/26/31
(e)
........... 1,001 980,980
E2Open LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.30%
,
02/04/28 .................. 398 396,354
Ellucian Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.29%
,
10/07/29 ............ 3,919 3,933,192
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.44%
,
09/12/29 .................. 3,652 3,635,600
Genesys Cloud Services Holdings II LLC, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.69%
,
12/01/27 . 4,570 4,577,515
Security
Par (000)
Par (000) Value
Software (continued)
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.94%
,
10/27/28 .................. USD 3,541 $ 3,541,284
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.10%
,
03/01/29 .................. 3,541 3,530,165
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.94%
,
05/03/28 .................. 2,276 2,261,098
MH Sub I LLC, 2nd Lien Term Loan , 02/23/29
(o)
517 505,462
Planview Parent, Inc., 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.35%
,
12/17/27 ............ 344 343,632
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.69%
,
08/31/28 .................. 5,177 5,178,462
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.96%
,
04/24/28 .................. 3,321 3,270,166
Sabre GLBL, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.30%
,
12/17/27 ............ 565 520,110
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.30% , 12/17/27 .......... 888 817,219
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.79% , 06/30/28 .......... 440 415,171
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , 05/09/31
(o)
.................... 3,178 3,177,223
Thunder Generation Funding LLC, 1st Lien
Term Loan , (12-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.61%
,
09/26/31 .. 469 469,352
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.62%
,
02/10/31 .................. 4,611 4,614,328
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.38%
,
07/20/28 ............ 286 285,589
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.04%
,
04/14/31 .................. 3,180 3,179,760
69,836,924
Specialty Retail — 0.1%
(a)
EG America LLC, 1st Lien Term Loan A ,
(SOFR Daily at 0.50% Floor + 4.25%),
9.19%
,
03/31/26
(e)
................. 600 600,312
LS Group Opco Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.69%
,
04/23/31 ....... 637 637,324
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.50%), 8.19%
,
05/04/28 .. 3,238 3,243,519
Peer Holding III BV, Facility 1st Lien Term Loan
B5 , (12-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.60%
,
07/01/31 ........... 945 945,888
PetSmart, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.54%
,
02/11/28 .................. 1,100 1,092,873
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.30% , 10/20/28 .......... 541 520,559
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.04% , 10/20/28 .......... 420 408,421

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
RVR Dealership Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.60%
Floor + 3.75%), 8.50%
,
02/08/28 ....... USD 199 $ 176,649
7,625,545
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.44%
,
03/08/30
(a) (e)
.......... 245 246,476
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.69%
,
05/19/28 ....... 1,129 1,131,182
Core & Main LP, 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.97%
,
02/10/31 .................. 644 643,862
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.72%
,
07/27/28 .................. 3,936 3,924,693
Foundation Building Materials, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.25%
,
01/29/31 ....... 3,216 3,164,511
Gulfside Supply, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.78%
,
06/17/31 ............ 681 680,578
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.99%
,
06/30/29
(e)
........... 1,390 903,618
10,448,444
Transportation Infrastructure — 0.1%
(a)
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44% - 8.19%
,
07/01/31 ....... 2,596 2,592,821
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.44% - 7.81%
,
07/01/31 ..... 1,781 1,778,423
KKR Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.55% , 09/22/28 .......... 1,414 1,413,670
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19% , 09/22/28 .......... 1,093 1,094,545
OLA Netherlands BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 11.04%
,
12/15/26
(e)
........... 1,251 1,244,803
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.35%
,
03/18/30 .................. 400 401,401
8,525,663
Wireless Telecommunication Services — 0.0%
(a)
GoGo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.55%
,
05/01/28 ....... 1,106 1,034,750
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44%
,
01/27/31 ............ 1,971 1,967,713
3,002,463
Total Floating Rate Loan Interests — 7 .6%
(Cost: $ 860,568,942 ) .............................. 827,672,622
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA , 3.63%
,
02/04/25
(c)
...................... USD 610 $ 603,998
Chile — 0.1%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
1,245 1,235,662
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
................. 500 481,719
3.75% , 01/15/31
(b)
................. 491 444,815
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 .................. 656 667,480
5.95% , 07/30/34 .................. 430 433,741
3,263,417
Colombia — 0.0%
Ecopetrol SA
8.88% , 01/13/33 .................. 1,100 1,124,420
8.38% , 01/19/36 .................. 1,155 1,125,547
2,249,967
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021 .................... GBP 886 839,843
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 .............. EUR 400 450,290
1,290,133
Finland — 0.0%
Finnair OYJ
4.75% , 05/24/29
(c)
................. 1,600 1,741,862
1,741,862
France — 0.1%
Electricite de France SA
(a)(c)(j)
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 1,200 1,308,715
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 1,800 2,314,047
(5-Year EURIBOR ICE Swap Rate + 3.37%),
2.88% ....................... EUR 600 633,690
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 1,044,175
(BPISDS15 + 3.32%), 5.88% ......... GBP 1,400 1,730,764
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... EUR 200 218,910
(5-Year EUR Swap Annual + 3.97%), 3.38% 5,200 5,215,674
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 200 222,854
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 200 263,693
12,952,522
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.13%
,
12/04/27
(b)
...................... USD 1,201 1,222,768
MVM Energetika Zrt.
(c)
7.50% , 06/09/28 .................. 529 557,765
6.50% , 03/13/31 .................. 935 958,964
2,739,497
Indonesia — 0.0%
Pertamina Persero PT , 3.10%
,
08/27/30
(c)
... 1,275 1,153,467
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (c) (j)
................ EUR 6,704 7,346,968

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a) (c)
.. EUR 2,106 $ 2,314,511
Mexico — 0.2%
Petroleos Mexicanos
6.88% , 08/04/26 .................. USD 4,946 4,933,635
8.75% , 06/02/29 .................. 1,255 1,268,431
5.95% , 01/28/31 .................. 2,358 2,027,880
6.70% , 02/16/32 .................. 8,559 7,593,459
10.00% , 02/07/33 ................. 820 865,428
6.75% , 09/21/47 .................. 309 220,456
16,909,289
Morocco — 0.0%
OCP SA , 7.50%
,
05/02/54
(b)
............. 939 971,283
Nigeria — 0.0%
Africa Finance Corp. , 5.55%
,
10/08/29
(b)
.... 1,203 1,204,504
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 1,225 950,147
5.13% , 08/11/61 .................. 769 580,595
Banco Latinoamericano de Comercio Exterior
SA , 2.38%
,
09/14/25 ............... 608 590,672
2,121,414
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 .................. 466 488,112
5.75% , 07/09/34 .................. 1,140 1,152,346
1,640,458
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
5.25% , 07/17/34 .................. 1,870 1,870,580
5.88% , 07/17/64 .................. 798 766,327
2,636,907
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
...................... 429 450,584
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 61,985,782 ) ............................... 61,590,781
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 .................. 572 602,854
5.45% , 09/16/32 .................. 480 447,897
1,050,751
Brazil — 0.0%
Federative Republic of Brazil , 7.13%
,
05/13/54 899 897,337
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00%
,
03/05/37
(c)
732 702,947
Chile — 0.0%
Republic of Chile , 3.10%
,
05/07/41 ........ 1,509 1,121,383
Colombia — 0.1%
Republic of Colombia
3.88% , 03/22/26 .................. EUR 222 240,981
3.25% , 04/22/32 .................. USD 896 691,264
8.00% , 04/20/33 .................. 1,035 1,062,428
8.00% , 11/14/35 .................. 439 444,268
7.75% , 11/07/36 .................. 1,182 1,168,407
Security
Par (000)
Par (000) Value
Colombia (continued)
8.75% , 11/14/53 .................. USD 253 $ 257,174
3,864,522
Costa Rica — 0.0%
Republic of Costa Rica , 6.55%
,
04/03/34
(c)
... 553 573,910
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
................. 1,109 1,109,554
5.50% , 02/22/29
(b)
................. 557 545,860
5.50% , 02/22/29
(c)
................. 719 704,620
7.05% , 02/03/31
(b)
................. 1,301 1,356,423
4.88% , 09/23/32
(b)
................. 564 513,804
5.30% , 01/21/41
(c)
................. 433 379,148
4,609,409
Egypt — 0.0%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
................. EUR 649 598,292
6.38% , 04/11/31
(b)
................. 479 449,065
7.63% , 05/29/32
(c)
................. USD 1,050 918,750
1,966,107
Guatemala — 0.0%
Republic of Guatemala
5.25% , 08/10/29
(b)
................. 767 743,031
5.25% , 08/10/29
(c)
................. 511 495,031
7.05% , 10/04/32
(b)
................. 1,076 1,133,499
6.60% , 06/13/36
(b)
................. 544 551,820
2,923,381
Hungary — 0.0%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 1,125 1,114,453
5.38% , 09/12/33
(c)
................. EUR 1,109 1,277,065
5.50% , 03/26/36
(b)
................. USD 575 553,977
2,945,495
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. 941 934,535
5.88% , 10/17/31
(c)
................. EUR 1,300 1,329,231
8.25% , 01/30/37
(b)
................. USD 403 401,110
2,664,876
Mexico — 0.1%
United Mexican States
4.50% , 04/22/29 .................. 1,066 1,030,689
6.35% , 02/09/35 .................. 382 383,337
4.75% , 03/08/44 .................. 1,096 870,224
4.40% , 02/12/52 .................. 1,516 1,080,150
6.34% , 05/04/53 .................. 963 895,590
4,259,990
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. 566 515,626
5.95% , 03/08/28
(b)
................. 412 417,562
933,188
Nigeria — 0.0%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. 716 689,479
7.63% , 11/28/47
(c)
................. 690 524,835
1,214,314
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 498 562,690

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oman — 0.0%
Oman Government Bond , 6.50%
,
03/08/47
(c)
. USD 953 $ 958,956
Panama — 0.0%
Republic of Panama
7.50% , 03/01/31 .................. 1,068 1,121,400
8.00% , 03/01/38 .................. 330 347,325
1,468,725
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00% , 04/15/26 .................. 235 233,928
2.74% , 01/29/33 .................. 526 436,416
5.60% , 03/13/48 .................. 423 386,254
1,056,598
Peru — 0.0%
Republic of Peru
7.35% , 07/21/25 .................. 958 972,696
3.00% , 01/15/34 .................. 1,530 1,258,903
2,231,599
Poland — 0.0%
Republic of Poland
5.75% , 11/16/32 .................. 867 904,212
5.50% , 04/04/53 .................. 562 543,881
1,448,093
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 698 693,638
2.50% , 02/08/30
(c)
................. EUR 1,225 1,199,244
2.12% , 07/16/31
(c)
................. 1,229 1,118,351
3,011,233
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
................. USD 1,818 1,192,494
5.00% , 01/18/53
(b)
................. 1,520 1,334,275
2,526,769
Serbia — 0.0%
Republic of Serbia
6.50% , 09/26/33
(c)
................. 555 579,281
6.00% , 06/12/34
(b)
................. 712 712,000
1,291,281
South Africa — 0.0%
Republic of South Africa , 5.88%
,
04/20/32 ... 924 882,420
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40%
,
06/26/34
(b)
...................... 871 872,307
Uruguay — 0.0%
Oriental Republic of Uruguay
5.75% , 10/28/34 .................. 595 626,875
5.25% , 09/10/60 .................. 1,002 946,890
1,573,765
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 .................. EUR 667 726,210
7.85% , 10/12/28 .................. USD 522 544,185
1,270,395
Total Foreign Government Obligations — 0 .4%
(Cost: $ 49,080,564 ) ............................... 48,882,441
Security
Shares
Shares Value
Investment Companies
(p)
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(q)
..................... 4,122,960 $ 215,383,430
iShares Core Dividend Growth ETF ....... 7,884,034 488,415,906
iShares Core S&P 500 ETF ............. 140,702 80,374,611
iShares iBoxx $ High Yield Corporate Bond
ETF
(q)
......................... 2,987,634 236,441,355
Total Investment Companies — 9 .4%
(Cost: $ 975,020,784 ) .............................. 1,020,615,302
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.51%, 11/25/35 USD 1,032 898,766
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 5.41%, 11/25/35 ........... 333 323,684
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.00% Cap +
0.65%), 5.39%, 11/25/35 ........... 28 27,694
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.71%,
06/25/35
(a)
.................... 351 309,770
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.47%, 08/25/35
(a)
..... 853 765,923
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.37%),
5.37%, 12/25/35
(a)
............... 155 137,637
Series 2005-63, Class 3A3, 4.71%,
11/25/35
(a)
.................... 1,355 1,226,027
Series 2005-63, Class 5A1, 4.63%,
12/25/35
(a)
.................... 23 22,490
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 38 33,479
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.06%, 02/25/36
(a)
......... 3,302 2,926,172
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 597 340,161
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 962 440,731
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 428 175,333
Series 2006-2CB, Class A6, 5.50%, 03/25/36 671 268,423
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,642 1,047,165
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,708 930,841
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 746 394,715
Series 2006-9T1, Class A7, 6.00%, 05/25/36 304 119,604
Series 2006-J7, Class 2A1, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
6.46%, 11/20/46
(a)
............... 2,868 2,398,428
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,195 502,590
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.79%, 11/25/46
(a)
4,306 3,457,506

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.23%, 11/25/46
(a)
............... USD 1,845 $ 1,678,098
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.91%, 11/25/46
(a)
......... 6,081 5,402,369
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.23%, 10/25/46
(a)
............... 255 233,618
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.29%, 05/20/46
(a)
............... 1,086 935,024
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.27%, 05/25/36
(a)
............... 5,229 4,730,121
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.23%, 07/25/46
(a)
............... 7,604 6,648,579
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,705 750,553
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 378 173,316
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 225 132,023
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 205 121,784
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,137 544,173
Series 2007-19, Class 1A8, 6.00%, 08/25/37 553 264,762
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,041 1,380,660
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 441 213,357
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,148 1,397,596
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 540 239,901
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.10%, 06/25/37
(a)
............... 5,015 4,184,934
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,520 582,334
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.44%, 11/25/47
(a)
......... 1,203 1,004,116
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.13%, 04/25/47
(a)
............... 7,237 6,463,017
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.19%, 05/25/47
(a)
............... 2,759 2,375,301
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.21%, 06/25/47
(a)
............... 5,661 4,297,914
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 932 531,480
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 6.03%,
10/25/46
(a)
.................... 7,597 6,278,143
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.00%, 10/25/46
(a)
......... 4,155 2,723,016
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 471 403,270
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 USD 246 $ 211,391
Series 2006-D, Class 6A1, 3.96%, 05/20/36 240 196,866
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 5.29%,
06/20/47 ..................... 791 618,256
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 5.29%,
04/25/36
(a)
...................... 3,211 2,869,781
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 584 551,880
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 599 599,200
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.19%, 03/25/37 ...... 891 844,732
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 4.99%, 03/25/37 ...... 1,323 1,204,902
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.25%, 09/25/47 ...... 1,448 1,341,103
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 5.12%, 04/25/35
(a)
..... 672 631,367
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.45%,
05/25/35
(a)
.................... 1,929 1,607,683
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.02%, 04/25/46
(a)
......... 2,560 762,598
Series 2007-21, Class 1A1, 6.25%, 02/25/38 135 63,018
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 605 204,254
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 924 311,898
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 . 7,280 6,900,058
Series 2022-3, Class A1, 5.00%, 05/25/67 . 6,289 6,197,356
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 53 46,336
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a) (b)
......... 3,609 3,536,823
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 271 225,851
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.81%, 09/27/37
(a)
............... 2,849 2,295,940
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
.................... 1,296 1,280,638
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 5.23%,
08/25/47
(a)
...................... 9,851 8,143,262
Ellington Financial Mortgage Trust, Series 2021-
2, Class A1, 0.93%, 06/25/66
(a) (b)
....... 1,839 1,510,660
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.02%,
02/25/37
(a)
...................... 774 427,329
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................ 13,386 13,204,887
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.87%, 05/25/35
(a)
...... 18 15,246

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
5.02%, 02/25/36 ................ USD 1,809 $ 1,596,183
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 7.06%, 03/25/36 884 799,708
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 5.35%, 10/25/35
(a)
. 1,001 873,889
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 562 388,181
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,228 672,539
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.39%,
08/25/37 ..................... 90 62,412
Series 2007-AR15, Class 2A1, 3.48%,
08/25/37 ..................... 434 303,515
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 6.35%,
12/25/35 ..................... 242 227,279
Series 2006-1, Class 2A1, 6.10%, 02/25/36 198 192,069
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
.................... 4,000 3,506,979
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
.................... 10,959 10,653,785
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (d)
.... 4,299 4,296,252
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 16,500 13,613,790
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 246 223,901
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1,  + 0.00%), 6.53%, 11/25/29
(a) (b)
.. 5,000 4,999,937
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 124 100,586
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.29%,
10/25/39
(a) (b)
..................... 132 132,986
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 309 103,866
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 31 24,246
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
.... 13,840 13,070,017
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.79%,
04/25/47
(a)
...................... 184 84,670
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 5.31%, 02/25/36 ...... 392 339,022
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.23%, 06/25/36 ...... 6,520 5,576,733
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.23%, 07/25/46 ...... 8,352 5,879,785
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.21%, 09/25/47 ................ 1,519 1,376,563
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b) (d)
............. USD 9,243 $ 8,719,938
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
......... 2,800 2,776,346
Washington Mutual Mortgage Pass-Through
Certificates Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.81%, 06/25/47 .......... 4,743 3,893,264
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.87%, 07/25/47 .......... 2,479 2,013,925
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.13%, 10/25/36
(d)
994 336,712
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 6.04%, 06/25/46
(a)
......... 2,800 2,166,719
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.91%, 10/25/46
(a)
......... 4,104 3,440,650
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.78%, 12/25/46
(a)
......... 3,569 2,792,733
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.90%, 05/25/47
(a)
......... 2,104 1,752,178
223,231,271
Commercial Mortgage-Backed Securities — 4.3%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.24%, 09/15/34
(a) (b)
1,564 1,452,226
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.50%,
07/15/41
(a) (b)
..................... 1,270 1,271,587
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
6.29%, 10/15/34
(a) (b)
................ 13,280 13,263,400
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.08%, 04/15/35
(a) (b)
..... 3,467 3,434,688
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.05%, 12/15/36
(a) (b)
..... 3,624 3,397,500
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.35%, 11/15/32 ................ 3,225 3,222,742
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
6.85%, 11/15/32 ................ 3,965 3,962,286
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
7.15%, 08/15/39
(a) (b)
................ 17,580 17,668,448
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 5.32%, 08/25/35 .......... 1,959 1,895,308

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 5.33%, 11/25/35 ........... USD 465 $ 443,362
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 5.18%,
03/25/37 ..................... 1,463 1,385,072
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 5.29%,
07/25/37 ..................... 2,365 2,216,623
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.53%,
09/25/37 ..................... 585 555,525
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR at 0.00% Floor + 1.61%),
6.35%, 12/25/37 ................ 1,404 1,228,711
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a) (b)
.......... 1,140 915,735
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
6.90%, 08/19/38
(a) (b)
................ 2,860 2,867,123
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.69%, 07/15/41
(a) (b)
.......... 2,830 2,830,000
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.62%, 10/15/35
(a) (b)
................ 2,433 125,780
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 6.18%,
06/15/41
(a) (b)
..................... 4,710 4,711,469
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 6.72%,
08/15/41
(a) (b)
..................... 5,905 5,928,939
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
8.52%, 09/15/38
(a) (b)
................ 4,495 4,489,392
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
............... 3,600 3,151,338
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
5.83%, 02/15/33 ................ 12,383 12,239,294
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.07%, 02/15/33 ................ 7,261 7,202,418
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.17%, 02/15/33 ................ 4,795 4,790,148
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.72%, 06/15/38 ................ 4,321 4,263,872
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
7.72%, 05/15/38 ................ 7,227 7,137,156
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.16%,
10/15/38 ..................... 6,300 6,237,000
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.57%,
12/09/40 ..................... 3,191 3,199,279
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.30%, 10/15/41 ................ 9,300 9,305,812
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.50%, 08/15/39 ................ 19,290 19,320,141
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.88%, 10/15/41 ................ USD 7,280 $ 7,254,646
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.25%,
02/15/39 ..................... 4,170 4,169,188
Series 2024-PURE, Class A, (CAONREPO
at 1.90% Floor + 1.90%), 5.72%, 11/15/29 CAD 4,710 3,382,770
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.25%,
02/15/39 ..................... USD 9,295 9,315,995
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.20%,
03/15/41 ..................... 5,954 5,959,797
BX Trust
(a)(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 5.90%,
05/15/35 ..................... 2,050 2,047,437
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.72%, 02/15/36 ................ 1,880 1,875,887
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.92%, 02/15/36 ................ 1,765 1,680,367
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.92%, 02/15/36 ................ 5,638 5,368,453
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.17%, 01/15/34 ................ 3,276 3,218,670
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.92%, 01/15/34 ................ 5,068 4,969,818
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
6.95%, 08/15/39 ................ 9,569 9,569,315
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
8.85%, 08/15/43 ................ 4,907 4,893,539
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.79%, 01/15/39 ................ 6,710 6,684,838
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.65%, 01/15/39 ................ 2,180 2,165,013
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.49%, 05/15/38 ................ 8,500 8,563,750
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.30%, 07/15/29 ................ 8,980 8,985,612
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 2,800 2,439,497
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,756,930
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.94%, 05/10/49
(a)
.... 2,870 2,759,033
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.24%,
08/15/36
(a) (b)
..................... 8,900 8,838,812
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
.................... 2,245 1,872,022
Series 2015-CR23, Class B, 4.18%,
05/10/48 ..................... 9,520 9,194,620

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... USD 3,200 $ 2,049,405
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.63%, 06/15/41
(b)
............... 4,380 4,364,944
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
8.24%, 02/15/25
(a) (b) (e)
............... 8,800 8,604,210
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.69%,
08/15/34
(a) (b)
..................... 7,910 7,919,828
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
..................... 9,400 9,410,001
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.17%, 07/15/38 ................ 2,667 2,670,794
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
7.77%, 07/15/38 ................ 5,840 5,850,741
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.50%, 05/15/41 . 7,190 7,196,741
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.35%, 03/15/39 ................ 5,660 5,660,000
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,449,270
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.40%,
07/10/48 ..................... 1,075 1,041,256
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.50%, 11/15/27
(b)
............... 4,700 4,704,186
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
6.90%, 03/15/28
(b)
............... 8,480 8,501,200
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(b)
.................... 8,600 8,606,480
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
... 3,150 2,858,369
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.79%, 10/15/41
(a) (b)
................ 2,510 2,506,862
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 6.35%, 05/15/37
(a) (b)
1,525 1,524,047
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 6.07%, 10/15/36
(a) (b)
..... 7,000 6,790,378
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.05%, 10/15/39
(a) (b)
3,200 3,203,956
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,501,625
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,891,064
Series 2024-OMNI, Class A, 5.80%,
10/05/39 ..................... 4,710 4,763,321
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 6.41%, 06/15/39
(a) (b)
7,860 7,860,314
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
6.40%, 06/15/26
(a) (b)
................ 4,730 4,731,478
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.87%, 07/15/38
(a) (b)
USD 1,277 $ 1,260,212
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51 1,440 1,340,167
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,353,605
MTK Mortgage Trust, Series 2021-GRNY, Class
A, (1-mo. CME Term SOFR at 1.75% Floor +
1.86%), 6.67%, 12/15/38
(a) (b)
.......... 2,360 2,348,330
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.79%, 08/15/29
(a) (b)
................ 8,390 8,440,045
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
.......... 4,300 3,102,598
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 7.06%,
08/19/35
(a) (b)
..................... 3,743 3,754,785
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 9.27%, 07/15/38
(a) (b)
1,400 376,820
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.44%, 04/15/37
(a) (b)
................ 540 535,613
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.75%, 10/15/41
(a) (b)
................ 6,600 6,608,232
SREIT Trust, Series 2021-MFP2, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.94%), 5.74%, 11/15/36
(a) (b)
.......... 4,710 4,686,492
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR at 2.19% Floor + 2.19%), 6.99%,
05/15/37
(a) (b)
..................... 4,250 4,268,562
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.77%, 03/15/38
(a) (b)
................ 1,821 1,816,385
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 . 5,307 4,098,969
Series 2023-3, Class M2, 8.27%, 08/25/53 . 1,240 1,250,749
Series 2023-3, Class M3, 9.32%, 08/25/53 . 1,240 1,252,992
Series 2024-5, Class M3,  + 0.00%), 6.76%,
10/25/54 ..................... 3,496 3,443,681
Series 2024-5, Class M4,  + 0.00%), 9.53%,
10/25/54 ..................... 4,389 4,329,627
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.50%,
09/15/57 ..................... 1,600 1,555,205
Series 2016-C37, Class C, 4.46%, 12/15/49 2,803 2,643,478
Series 2016-LC25, Class C, 4.33%, 12/15/59 8,320 7,469,059
Series 2016-NXS5, Class B, 4.94%,
01/15/59 ..................... 1,875 1,784,669
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.57%,
11/15/27
(a) (b)
..................... 3,005 3,014,375
461,473,503
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.86%,
08/10/35 ..................... 68,413 1,247,437
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 176,726
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39
(b)
...................... 375,000 10,987

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.81%,
09/10/47
(b)
.................... USD 12,675 $ 16,425
Series 2015-CR25, Class XA, 0.78%,
08/10/48 ..................... 11,045 34,424
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.39%, 09/15/47 504 5
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 503,060
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.83%, 03/10/50
(b)
..... 31,526 440,585
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.30%,
10/15/48
(b)
...................... 12,675 128,244
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
..... 13,600 239,399
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 206,238
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 34,563
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
.................... 11,784 212,290
Series 2016-LC25, Class XA, 0.82%,
12/15/59 ..................... 17,980 238,230
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.38%, 05/15/47 ... 45,940 459
3,489,072
Total Non-Agency Mortgage-Backed Securities — 6 .4%
(Cost: $ 710,746,363 ) .............................. 688,193,846
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.1%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 5,600 6,155,969
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 158 159,321
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 315 315,345
6,630,635
Electric Utilities — 0.0%
(a)(j)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 629 622,737
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 290 282,255
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 536 591,528
1,496,520
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (j)
...................... 696 701,879
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (j)
.......... USD 385 $ 383,786
Total Capital Trusts — 0 .1%
(Cost: $ 9,239,717 ) ............................... 9,212,820
Shares
Shares
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 29,564 2,560,035
Total Preferred Stocks — 0.0%
(Cost: $ 2,340,777 ) ............................... 2,560,035
Total Preferred Securities — 0 .1%
(Cost: $ 11,580,494 ) ............................... 11,772,855
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................ 4,627 4,138,412
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 4,537,439 ) ............................... 4,138,412
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
1,841 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 95.5%
(Cost: $ 10,050,259,303 ) ............................ 10,333,504,592
Short-Term Securities
Money Market Funds — 9.1%
(p)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(s)
.................. 283,773,549 283,972,190
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.75% .................... 696,517,780 696,517,780
Total Short-Term Securities — 9 .1%
(Cost: $ 980,428,193 ) .............................. 980,489,970
Total Investments — 104 .6%
(Cost: $ 11,030,687,496 ) ............................ 11,313,994,562
Liabilities in Excess of Other Assets — (4.6) % ............. (500,456,859)
Net Assets — 100.0% ...............................
$ 10,813,537,703
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,842,812, representing 0.08% of its net assets as of period end, and an original cost of $8,346,059.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 239,879,166 $ 44,012,954
(a)
$ — $ 32,606 $ 47,464 $ 283,972,190 283,773,549 $ 345,079
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 794,650,648 — (98,132,868)
(a)
— — 696,517,780 696,517,780 9,699,819 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 219,382,289 — — (3,998,859) 215,383,430 4,122,960 — —
iShares Core Dividend Growth
ETF ................ 546,658,635 272,680,073 (344,639,388) 33,142,360 (19,425,774) 488,415,906 7,884,034 3,042,417 —
iShares Core S&P 500 ETF .. 221,024,780 82,076,597 (221,308,797) 3,646,604 (5,064,573) 80,374,611 140,702 — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 234,648,774 — — — 1,792,581 236,441,355 2,987,634 3,521,910 —
$ 36,821,570 $ (26,649,161) $ 2,001,105,272 $ 16,609,225 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,816 12/06/24 $ 690,448 $ (6,518,433)
U.S. Treasury 10-Year Note ................................................... 10,105 12/19/24 1,116,287 (21,048,516)
MSCI Emerging Markets Index ................................................. 44 12/20/24 2,478 58,702
U.S. Treasury 5-Year Note .................................................... 15,609 12/31/24 1,674,187 (37,609,835)
(65,118,082)
Short Contracts
GBP Currency ............................................................ 4,025 12/16/24 324,038 4,071,159
JPY Currency ............................................................ 347 12/16/24 28,684 2,289,187
U.S. Treasury Long Bond ..................................................... 3 12/19/24 354 20,151
S&P 500 E-Mini Index ....................................................... 314 12/20/24 90,094 283,286
6,663,783
$ (58,454,299)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 600,393,324 EUR 549,540,000 Bank of America NA 11/15/24 $ 2,335,393
USD 861,489 EUR 790,000 Deutsche Bank AG 11/15/24 1,741
USD 39,051 GBP 30,000 Barclays Bank plc 11/15/24 368
USD 139,441,838 GBP 106,550,000 UBS AG 11/15/24 2,053,230
USD 3,415,548 CAD 4,710,000 Canadian Imperial Bank of Commerce 12/18/24 27,642
USD 706,730 EUR 633,000 Barclays Bank plc 12/18/24 16,852
USD 174,292 EUR 156,145 JPMorgan Chase Bank NA 12/18/24 4,117
USD 7,269,194 EUR 6,510,546 Toronto Dominion Bank 12/18/24 173,646
USD 509,160 GBP 388,000 Barclays Bank plc 12/18/24 8,897
USD 12,746,672 GBP 9,714,000 Canadian Imperial Bank of Commerce 12/18/24 222,056
USD 165,035 GBP 125,061 Goldman Sachs International 12/18/24 3,789
USD 387,103 GBP 290,259 Toronto Dominion Bank 12/18/24 12,862
EUR 1,007,000 USD 1,089,849 Bank of New York Mellon 01/15/25 9,079
USD 898,444 CAD 1,247,000 Bank of New York Mellon 01/15/25 496
USD 1,559,454 CAD 2,144,000 Barclays Bank plc 01/15/25 15,589
USD 292,589 CAD 404,000 Deutsche Bank AG 01/15/25 1,674
USD 1,100,686 CAD 1,515,000 UBS AG 01/15/25 9,756
USD 3,918,758 CAD 5,375,000 Westpac Banking Corp. 01/15/25 48,293
USD 3,123,022 CHF 2,650,000 Westpac Banking Corp. 01/15/25 28,311
USD 3,389,908 GBP 2,597,000 UBS AG 01/15/25 41,877
USD 1,434,418 JPY 215,470,000 Bank of New York Mellon 01/15/25 2,160
USD 4,352,577 JPY 645,770,000 Deutsche Bank AG 01/15/25 60,057
USD 7,535,282 EUR 6,878,373 Bank of New York Mellon 01/16/25 28,675
5,106,560
USD 1,839,106 EUR 1,700,000 Barclays Bank plc 11/15/24 (10,984)
USD 651,979 EUR 600,000 Deutsche Bank AG 11/15/24 (994)
USD 2,185,731 EUR 2,020,000 UBS AG 11/15/24 (12,611)
USD 604,240 GBP 470,000 JPMorgan Chase Bank NA 11/15/24 (1,791)
AUD 232,000 USD 156,113 UBS AG 01/15/25 (3,340)
CAD 4,278,000 USD 3,104,355 Bank of New York Mellon 01/15/25 (23,825)
CAD 14,000 USD 10,097 Barclays Bank plc 01/15/25 (16)
CAD 25,000 USD 18,202 UBS AG 01/15/25 (200)
CAD 1,726,000 USD 1,255,058 Westpac Banking Corp. 01/15/25 (12,189)
EUR 1,822,000 USD 1,998,499 UBS AG 01/15/25 (10,170)
GBP 533,000 USD 690,540 Bank of New York Mellon 01/15/25 (3,401)
HKD 7,582,000 USD 977,063 Bank of America NA 01/15/25 (679)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 401,423,000 USD 2,709,425 Westpac Banking Corp. 01/15/25 $ (41,113)
KRW 1,042,586,000 USD 775,820 Citibank NA 01/15/25 (14,923)
NZD 3,329,000 USD 2,024,879 Bank of New York Mellon 01/15/25 (33,540)
SGD 435,000 USD 333,818 Bank of America NA 01/15/25 (3,291)
USD 255,170 AUD 388,000 UBS AG 01/15/25 (330)
USD 879,509 EUR 810,000 Deutsche Bank AG 01/15/25 (4,435)
USD 839,228 EUR 773,000 UBS AG 01/15/25 (4,339)
USD 606,623 JPY 91,329,000 Westpac Banking Corp. 01/15/25 (453)
(182,624)
$ 4,923,936
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 % Quarterly 12/20/29 USD 6,442 $ (479,302) $ (460,900) $ (18,402)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 13,599 (336,327) (303,968) (32,359)
$ (815,629) $ (764,868) $ (50,761)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1 .00 % Quarterly 06/20/29 BBB USD 1,380 $ 21,703 $ 21,993 $ (290)
Verizon Communications,
Inc. ............. 1 .00 Quarterly 06/20/29 BBB+ USD 7,197 139,410 130,971 8,439
$ 161,113 $ 152,964 $ 8,149
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
DR Horton, Inc. ........... 1 .00 % Quarterly Bank of America NA 12/20/29 USD 1,520 $ (32,409) $ (34,736) $ 2,327
Matterhorn Telecom Holding SA 5 .00 Quarterly Goldman Sachs International 12/20/29 EUR 1,473 (208,176) (198,148) (10,028)
$ – $ – $ –
$ (240,585) $ (232,884) $ (7,701)
$ – $ – $ –

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 19,342 $ 14,687 $ 4,655
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 800 12,833 (21,215) 34,048
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 33,661 8,774 24,887
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 121,794 145,801 (24,007)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 11,816 (42,387) 54,203
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 7,103 (24,614) 31,717
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 19,964 (69,187) 89,151
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 5,793 (20,666) 26,459
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 12,123 (43,129) 55,252
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 8,790 (31,219) 40,009
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,832 2,242 590
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,832 2,235 597
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 12,272 8,773 3,499
Broadcom, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 655 17,122 13,488 3,634
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 45,067 43,423 1,644
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 19,335 18,216 1,119
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 50,867 48,724 2,143
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 21,418 20,626 792
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 32,191 30,487 1,704
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 19,335 18,099 1,236
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 828 69,966 101,299 (31,333)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 913 77,149 99,052 (21,903)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,247 1,507 740
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 7,090 5,822 1,268
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 1,494 1,173 321
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 1,483 1,288 195
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,247 2,127 120
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 1,603 969 634
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 2,378 2,065 313
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 209 (53,681) (47,512) (6,169)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 313 (80,521) (82,617) 2,096
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 5,021 4,890 131
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 6,998 7,106 (108)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 272 16,929 9,486 7,443
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 485 30,113 16,256 13,857
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 281 5,116 4,284 832
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 7,155 6,777 378
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 716 13,036 12,046 990
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/29 BBB- USD 322 (3,456) (3,456) —
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 718 55,509 53,215 2,294

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB EUR 200 $ 15,462 $ 14,094 $ 1,368
$ 659,828 $ 333,029 $ 326,799
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 1,960 $ 48,998 $ (161) $ 49,159
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 8,040 192,316 (659) 192,975
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 4,000 130,765 (4,589) 135,354
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 13,000 79,530 (126,640) 206,170
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 23,000 143,664 (247,784) 391,448
$ 595,273 $ (379,833) $ 975,106
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .85%

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,436,039,017 $ 4,500,000 $ 1,440,539,017
Common Stocks
Aerospace & Defense .................................... 51,494,017 28,350,198 — 79,844,215
Air Freight & Logistics .................................... — 3,710,228 — 3,710,228
Automobile Components .................................. 9,222,686 — — 9,222,686
Automobiles .......................................... 7,828,562 — — 7,828,562
Banks ............................................... 103,810,554 53,611,238 90 157,421,882
Beverages ........................................... 33,351,734 28,441,888 — 61,793,622
Biotechnology ......................................... 32,349,276 — — 32,349,276
Broadline Retail ........................................ 21,394,552 — — 21,394,552
Building Products ....................................... 34,150,419 8,828,739 — 42,979,158
Capital Markets ........................................ 73,230,535 9,065,116 — 82,295,651
Chemicals ............................................ 20,210,021 29,841,465 — 50,051,486
Commercial Services & Supplies ............................. 18,829,305 — — 18,829,305
Communications Equipment ................................ 12,982,955 — — 12,982,955
Construction & Engineering ................................ 1,218,812 9,696,544 — 10,915,356
Construction Materials .................................... — 3,591,094 — 3,591,094
Consumer Finance ...................................... 5,586,790 — — 5,586,790
Consumer Staples Distribution & Retail ........................ 21,901,474 — — 21,901,474
Containers & Packaging .................................. 22,048,791 — — 22,048,791
Distributors ........................................... 2,310,743 — — 2,310,743
Diversified REITs ....................................... 2,477,271 10,687,548 — 13,164,819
Diversified Telecommunication Services ........................ 41,688,489 14,241,246 — 55,929,735
Electric Utilities ........................................ 122,883,915 15,802,391 — 138,686,306
Electrical Equipment ..................................... 57,536,294 4,763,129 — 62,299,423
Electronic Equipment, Instruments & Components ................. 15,084,400 1,719,959 — 16,804,359
Energy Equipment & Services .............................. 26,672,501 — — 26,672,501
Entertainment ......................................... 12,723,703 — — 12,723,703
Financial Services ...................................... 51,648,833 — — 51,648,833
Food Products ......................................... 48,506,478 — — 48,506,478
Gas Utilities ........................................... — 1,701,436 — 1,701,436
Ground Transportation ................................... 60,560,129 — — 60,560,129
Health Care Equipment & Supplies ........................... 29,471,879 4,353,452 — 33,825,331
Health Care Providers & Services ............................ 123,325,403 384,294 — 123,709,697
Health Care REITs ...................................... 24,262,375 6,777,517 — 31,039,892
Hotels, Restaurants & Leisure .............................. 4,695,836 — — 4,695,836
Household Durables ..................................... 10,939,967 19,949,208 — 30,889,175
Household Products ..................................... — 4,240,355 — 4,240,355
Independent Power and Renewable Electricity Producers ............ 3,300,888 — — 3,300,888
Industrial Conglomerates .................................. — 5,002,266 — 5,002,266
Industrial REITs ........................................ 20,478,947 12,337,014 — 32,815,961
Insurance ............................................ 52,801,467 33,600,640 — 86,402,107
Interactive Media & Services ............................... 67,040,170 — — 67,040,170
IT Services ........................................... 51,268,331 4,399,703 727,607 56,395,641
Leisure Products ....................................... 5,315,505 — — 5,315,505
Life Sciences Tools & Services .............................. 4,640,352 — — 4,640,352
Machinery ............................................ 39,878,553 17,257,957 — 57,136,510
Media ............................................... 22,339,794 7,257,825 669,464 30,267,083
Metals & Mining ........................................ 12,769,748 — 63 12,769,811
Multi-Utilities .......................................... 62,414,840 13,883,191 — 76,298,031
Office REITs .......................................... 8,317,739 — — 8,317,739
Oil, Gas & Consumable Fuels ............................... 110,745,619 56,962,026 43 167,707,688
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Personal Care Products .................................. $ — $ 6,784,367 $ — $ 6,784,367
Pharmaceuticals ....................................... 17,465,196 132,232,273 — 149,697,469
Professional Services .................................... 44,223,045 38,583,982 — 82,807,027
Real Estate Management & Development ....................... — 14,552,386 7 14,552,393
Residential REITs ....................................... 19,202,279 3,766,450 — 22,968,729
Retail REITs .......................................... 9,398,631 7,832,851 — 17,231,482
Semiconductors & Semiconductor Equipment .................... 92,320,376 52,673,561 — 144,993,937
Software ............................................. 137,252,222 3,976,251 — 141,228,473
Specialized REITs ...................................... 83,470,872 — — 83,470,872
Specialty Retail ........................................ 40,969,349 3,808,011 — 44,777,360
Technology Hardware, Storage & Peripherals .................... 41,133,907 24,921,966 — 66,055,873
Textiles, Apparel & Luxury Goods ............................ 3,979,600 42,149,772 — 46,129,372
Tobacco ............................................. 27,579,837 10,041,695 — 37,621,532
Trading Companies & Distributors ............................ 5,498,087 — — 5,498,087
Transportation Infrastructure ............................... 4,637,128 48,617,073 — 53,254,201
Water Utilities ......................................... 4,346,900 2,610,309 — 6,957,209
Wireless Telecommunication Services ......................... — 3,885,746 3 3,885,749
Corporate Bonds
Aerospace & Defense .................................... — 43,588,585 — 43,588,585
Air Freight & Logistics .................................... — 796,255 — 796,255
Automobile Components .................................. — 30,094,022 — 30,094,022
Automobiles .......................................... — 16,664,340 — 16,664,340
Banks ............................................... — 408,447,834 — 408,447,834
Beverages ........................................... — 758,114 — 758,114
Biotechnology ......................................... — 15,281,051 — 15,281,051
Broadline Retail ........................................ — 7,187,098 — 7,187,098
Building Products ....................................... — 17,143,709 — 17,143,709
Capital Markets ........................................ — 138,310,199 — 138,310,199
Chemicals ............................................ — 46,772,794 — 46,772,794
Commercial Services & Supplies ............................. — 41,955,684 — 41,955,684
Communications Equipment ................................ — 2,700,759 — 2,700,759
Construction & Engineering ................................ — 11,370,819 — 11,370,819
Consumer Finance ...................................... — 38,723,329 — 38,723,329
Consumer Staples Distribution & Retail ........................ — 18,662,343 — 18,662,343
Containers & Packaging .................................. — 35,692,792 — 35,692,792
Distributors ........................................... — 1,989,990 — 1,989,990
Diversified Consumer Services .............................. — 10,541,578 — 10,541,578
Diversified REITs ....................................... — 11,171,239 — 11,171,239
Diversified Telecommunication Services ........................ — 68,606,395 — 68,606,395
Electric Utilities ........................................ — 70,516,267 — 70,516,267
Electrical Equipment ..................................... — 449,182 — 449,182
Electronic Equipment, Instruments & Components ................. — 2,674,186 — 2,674,186
Energy Equipment & Services .............................. — 10,605,462 — 10,605,462
Entertainment ......................................... — 10,050,968 — 10,050,968
Financial Services ...................................... — 56,738,459 8,089,142 64,827,601
Food Products ......................................... — 12,737,429 — 12,737,429
Gas Utilities ........................................... — 2,209,186 — 2,209,186
Ground Transportation ................................... — 27,498,644 — 27,498,644
Health Care Equipment & Supplies ........................... — 16,087,237 — 16,087,237
Health Care Providers & Services ............................ — 44,766,712 — 44,766,712
Health Care REITs ...................................... — 10,006,097 — 10,006,097
Hotel & Resort REITs .................................... — 4,744,846 — 4,744,846
Hotels, Restaurants & Leisure .............................. — 68,149,252 — 68,149,252
Household Durables ..................................... — 5,884,430 — 5,884,430
Household Products ..................................... — 463,269 — 463,269
Independent Power and Renewable Electricity Producers ............ — 9,800,249 — 9,800,249
Industrial Conglomerates .................................. — 3,395,809 — 3,395,809
Industrial REITs ........................................ — 949,398 — 949,398
Insurance ............................................ — 63,285,543 — 63,285,543
Interactive Media & Services ............................... — 4,715,845 — 4,715,845
IT Services ........................................... — 11,053,644 — 11,053,644
Life Sciences Tools & Services .............................. — 889,309 — 889,309
Machinery ............................................ — 18,249,156 — 18,249,156
Marine Transportation .................................... — 1,942,871 — 1,942,871
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 55,468,705 $ — $ 55,468,705
Metals & Mining ........................................ — 31,105,435 — 31,105,435
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,250,965 — 1,250,965
Multi-Utilities .......................................... — 17,655,080 — 17,655,080
Oil, Gas & Consumable Fuels ............................... — 109,257,110 — 109,257,110
Paper & Forest Products .................................. — 6,718,113 — 6,718,113
Passenger Airlines ...................................... — 5,625,941 — 5,625,941
Personal Care Products .................................. — 503,984 — 503,984
Pharmaceuticals ....................................... — 57,123,020 — 57,123,020
Professional Services .................................... — 6,419,909 — 6,419,909
Real Estate Management & Development ....................... — 23,198,816 — 23,198,816
Residential REITs ....................................... — 4,032,444 — 4,032,444
Retail REITs .......................................... — 3,212,768 — 3,212,768
Semiconductors & Semiconductor Equipment .................... — 21,129,382 729,763 21,859,145
Software ............................................. — 47,651,523 — 47,651,523
Specialized REITs ...................................... — 10,261,039 — 10,261,039
Specialty Retail ........................................ — 25,523,111 — 25,523,111
Technology Hardware, Storage & Peripherals .................... — 1,311,897 — 1,311,897
Textiles, Apparel & Luxury Goods ............................ — 2,270,289 410,082 2,680,371
Tobacco ............................................. — 7,136,336 — 7,136,336
Trading Companies & Distributors ............................ — 14,642,330 — 14,642,330
Transportation Infrastructure ............................... — 1,616,777 — 1,616,777
Wireless Telecommunication Services ......................... — 61,098,923 — 61,098,923
Equity-Linked Notes ....................................... — 1,353,777,833 6,143,055 1,359,920,888
Fixed Rate Loan Interests
Financial Services ...................................... — — 13,221,141 13,221,141
Health Care Technology .................................. — 1,742,657 — 1,742,657
Media ............................................... — 1,185,649 784,000 1,969,649
Floating Rate Loan Interests
Aerospace & Defense .................................... — 26,975,569 — 26,975,569
Automobile Components .................................. — 11,006,428 — 11,006,428
Automobiles .......................................... — 1,771,419 — 1,771,419
Beverages ........................................... — 4,184,345 — 4,184,345
Biotechnology ......................................... — 3,765,113 — 3,765,113
Broadline Retail ........................................ — 6,472,628 — 6,472,628
Building Products ....................................... — 11,527,960 — 11,527,960
Capital Markets ........................................ — 22,132,176 982,080 23,114,256
Chemicals ............................................ — 32,002,501 685,142 32,687,643
Commercial Services & Supplies ............................. — 35,289,195 673,168 35,962,363
Communications Equipment ................................ — 3,676,767 — 3,676,767
Construction & Engineering ................................ — 9,688,483 408,000 10,096,483
Construction Materials .................................... — 12,790,471 — 12,790,471
Consumer Staples Distribution & Retail ........................ — 2,154,941 12,929,469 15,084,410
Containers & Packaging .................................. — 8,446,827 — 8,446,827
Distributors ........................................... — 1,626,847 — 1,626,847
Diversified Consumer Services .............................. — 11,102,896 — 11,102,896
Diversified Telecommunication Services ........................ — 16,497,480 — 16,497,480
Electric Utilities ........................................ — 3,343,711 — 3,343,711
Electrical Equipment ..................................... — 2,691,059 — 2,691,059
Electronic Equipment, Instruments & Components ................. — 2,365,263 607,714 2,972,977
Entertainment ......................................... — 23,896,561 7,014,981 30,911,542
Financial Services ...................................... — 30,826,795 53,768,995 84,595,790
Food Products ......................................... — 11,808,918 — 11,808,918
Gas Utilities ........................................... — 804,696 — 804,696
Ground Transportation ................................... — 6,289,616 — 6,289,616
Health Care Equipment & Supplies ........................... — 4,500,335 — 4,500,335
Health Care Providers & Services ............................ — 24,975,792 497,896 25,473,688
Health Care Technology .................................. — 18,709,723 950,031 19,659,754
Hotel & Resort REITs .................................... — 750,440 — 750,440
Hotels, Restaurants & Leisure .............................. — 53,099,056 9,416,016 62,515,072
Household Durables ..................................... — 12,595,318 — 12,595,318
Household Products ..................................... — 485,281 — 485,281
Independent Power and Renewable Electricity Producers ............ — 4,140,207 — 4,140,207
Industrial Conglomerates .................................. — 5,316,022 — 5,316,022
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 40,694,819 $ — $ 40,694,819
Interactive Media & Services ............................... — 3,946,741 — 3,946,741
IT Services ........................................... — 31,997,827 — 31,997,827
Leisure Products ....................................... — 404,830 597,081 1,001,911
Life Sciences Tools & Services .............................. — 9,998,129 — 9,998,129
Machinery ............................................ — 39,288,137 716,299 40,004,436
Media ............................................... — 14,881,497 354,220 15,235,717
Oil, Gas & Consumable Fuels ............................... — 10,541,078 — 10,541,078
Passenger Airlines ...................................... — 12,471,031 — 12,471,031
Pharmaceuticals ....................................... — 11,261,767 673,260 11,935,027
Professional Services .................................... — 25,690,423 3,424,524 29,114,947
Real Estate Management & Development ....................... — 1,446,685 — 1,446,685
Semiconductors & Semiconductor Equipment .................... — 3,954,428 — 3,954,428
Software ............................................. — 67,521,809 2,315,115 69,836,924
Specialty Retail ........................................ — 7,025,233 600,312 7,625,545
Textiles, Apparel & Luxury Goods ............................ — — 246,476 246,476
Trading Companies & Distributors ............................ — 9,544,826 903,618 10,448,444
Transportation Infrastructure ............................... — 7,280,860 1,244,803 8,525,663
Wireless Telecommunication Services ......................... — 3,002,463 — 3,002,463
Foreign Agency Obligations ................................. — 61,590,781 — 61,590,781
Foreign Government Obligations .............................. — 48,882,441 — 48,882,441
Investment Companies .................................... 1,020,615,302 — — 1,020,615,302
Non-Agency Mortgage-Backed Securities ........................ — 679,589,636 8,604,210 688,193,846
Preferred Securities ....................................... — 11,772,855 — 11,772,855
U.S. Government Sponsored Agency Securities .................... — 4,138,412 — 4,138,412
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 980,489,970 — — 980,489,970
Unfunded Floating Rate Loan Interests
(a)
.............................. — 85 — 85
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (85) (17) (102)
$ 4,098,293,353 $ 7,072,813,339 $ 142,887,853 $ 11,313,994,545
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 421,085 $ — $ 421,085
Equity contracts ........................................... 341,988 — — 341,988
Foreign currency exchange contracts ............................ 6,360,346 5,106,560 — 11,466,906
Interest rate contracts ....................................... 20,151 975,106 — 995,257
Liabilities
Credit contracts ........................................... — (144,599) — (144,599)
Foreign currency exchange contracts ............................ — (182,624) — (182,624)
Interest rate contracts ....................................... (65,176,784) — — (65,176,784)
$ (58,454,299) $ 6,175,528 $ — $ (52,278,771)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Equity-
Linked
Notes
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 .................... $ — $ 1,492,900 $ 7,730,363 $ — $ 13,144,708 $ 104,805,816 $ 8,573,352 $ (2,320) $ 135,744,819
Transfers into Level 3 .............................. — — 1,435,748 — — 586,313 — — 2,022,061
Transfers out of Level 3 ............................. — — — — — (3,797,923) — — (3,797,923)
Accrued discounts/premiums .......................... — — 14,304 — 92 (414) 11,955 — 25,937
Net realized gain ................................. — 104,560 — — — 4,686 — — 109,246
Net change in unrealized appreciation (depreciation)
(a)
......... — (11,403) 48,572 (112,067) 60,341 (12,350,536) 18,903 2,303 (12,343,887)
Purchases ...................................... 4,500,000 1 — 6,255,122 13,996,811 151,093,010 — — 175,844,944
Sales ......................................... — (188,781) — — (13,196,811) (141,331,752) — — (154,717,344)
Closing balance, as of October 31, 2024 ..................
$ 4,500,000 $ 1,397,277 $ 9,228,987 $ 6,143,055 $ 14,005,141 $ 99,009,200 $ 8,604,210 $ (17) $ 142,887,853
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024
(a)
......................
$ — $ (11,404) $ 48,572 $ (112,067) $ 60,341 $ (37,464,771) $ 18,903 $ — $ (37,460,426)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate